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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22357

BofA Funds Series Trust
(Exact name of registrant as specified in charter)

One Hundred Federal Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Marina Belaya, Esq. c/o BofA Advisors, LLC One Hundred Federal Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 434-5801

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2015

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

May 31, 2015 (Unaudited)	BofA California Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds — 91.0%
CALIFORNIA — 83.9%
CA Cameron Park Community Services District
	Series 2005 A
	Pre-refunded 08/01/15,
	Escrowed in U.S. Treasuries
	5.000% 08/01/30	1,000,000	1,007,938
CA City of Los Angeles Wastewater System Revenue
	Series 2005 A
	Pre-refunded 06/01/15
	Escrowed in U.S. Treasuries
	5.000% 06/01/34	1,000,000	1,000,000
CA City of Los Angeles
	Series 2014
	1.500% 06/25/15	4,000,000	4,003,648
CA City of Oceanside
	Shadow Way Apartments LP,
	Series 2009,
	LOC: FHLMC
	0.100% 03/01/49 (06/04/15) (a)(b)	1,375,000	1,375,000
CA Corona
	Country Hills Apartments,
	Series 1995 A,
	DPCE: FHLMC
	0.110% 02/01/25 (06/04/15) (a)(b)	4,795,000	4,795,000
CA County of Los Angeles
	Series 2014
	1.500% 06/30/15	10,620,000	10,631,811
CA Daly City Housing Development Finance Agency
	Serramonte Ridge LLC,
	Series 1999 A,
	DPCE: FNMA
	0.110% 10/15/29 (06/04/15) (a)(b)	6,700,000	6,700,000
CA East Bay Municipal Utility District Water System Revenue
	Series 2005 A
	Pre-refunded 06/01/15
	Escrowed in U.S. Treasuries
	5.000% 06/01/35	2,330,000	2,330,000
CA Eclipse Funding Trust
	Series 2007
	LOC: U.S. Bank N.A.
	0.110% 05/01/37 (06/04/15) (a)(b)(c)	3,785,000	3,785,000
CA Fresno
	Multi-Family Housing,
	Wasatch Pool Holdings LLC,
	Stonepine Apartments,
	Series 2001 A,
	DPCE: FNMA
	0.090% 02/15/31 (06/04/15) (a)(b)	4,655,000	4,655,000
CA Golden Empire Schools Financing Authority
	Series 2015
	0.300% 05/01/16 (06/04/15) (a)(d)	10,380,000	10,380,000

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
CA Health Facilities Financing Authority
	Stanford Hospital & Clinics,
	Series 2008 B2:
	0.090% 11/15/45 (07/08/15) (a)(d)	7,500,000	7,500,000
	0.100% 11/15/45 (06/03/15) (a)(d)	8,850,000	8,850,000
CA Indio Multi-Family Housing Revenue
	Carreon Villa Apartments,
	Series 1996 A,
	DPCE: FNMA
	0.110% 08/01/26 (06/04/15) (a)(b)	5,650,000	5,650,000
CA Infrastructure & Economic Development Bank
	Kruger & Sons, Inc.,
	Series 2002, AMT,
	LOC: Bank of the West
	0.150% 11/01/28 (06/04/15) (a)(b)	2,340,000	2,340,000
	Le Lycee Francais De Los,
	Series 2006,
	LOC: U.S. Bank N.A.
	0.110% 09/01/36 (06/04/15) (a)(b)	1,685,000	1,685,000
	Prinsco, Inc.,
	Series 2008, AMT,
	LOC: Wells Fargo Bank N.A.
	0.150% 05/01/28 (06/04/15) (a)(b)	3,350,000	3,350,000
	Traditional Baking, Inc.,
	Series 2003, AMT,
	LOC: U.S. Bank N.A.
	0.130% 08/01/28 (06/03/15) (a)(b)	1,145,000	1,145,000
CA Irvine Ranch Water District
	Series 2011 A-1,
	0.130% 10/01/37 (06/04/15) (a)(d)	1,000,000	1,000,000
	Series 2011 A-2,
	0.130% 10/01/37 (06/04/15) (a)(d)	9,000,000	9,000,000
CA Irvine Unified School District
	Series 2014 B-9-1,
	LOC: Sumitomo Mitsui Banking
	0.090% 09/01/54 (06/03/15) (a)(b)	4,000,000	4,000,000
CA JPMorgan Chase Putters/Drivers Trust
	University of California
	Series 2015
	LIQ FAC: JPMorgan Chase Bank
	0.110% 05/15/22 (06/04/15) (a)(b)(c)	5,975,000	5,975,000
CA Los Angeles County, Capital Asset Leasing Corp.
	Series A-1:
	0.050% 07/06/15	3,000,000	3,000,000
	0.090% 09/10/15	4,600,000	4,600,000
	0.090% 09/24/15	3,000,000	3,000,000
CA Los Angeles Department of Water & Power
	Series 2005
	Pre-refunded 07/01/15
	Escrowed in U.S. Treasuries
	5.000% 07/01/17	1,705,000	1,711,783

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	Series 2013 A
	1.000% 07/01/15	900,000	900,608
CA Los Angeles Unified School District
	Series 2011 A1
	5.000% 07/01/15	6,000,000	6,024,162
CA Monterey Peninsula Water Management District
	Wastewater Reclamation Project,
	Series 1992,
	LOC: Wells Fargo Bank N.A.
	0.120% 07/01/22 (06/01/15) (a)(b)	1,992,000	1,992,000
CA Northern California Power Agency
	Series 2008 A,
	LOC: Bank of Montreal
	0.090% 07/01/32 (06/03/15) (a)(b)	4,600,000	4,600,000
CA Pittsburg Public Financing Authority
	Series 2008,
	LOC: Bank of the West
	0.110% 06/01/35 (06/04/15) (a)(b)	3,005,000	3,005,000
CA Pittsburg Redevelopment Agency
	Los Medanos Community,
	Series 2004 A,
	LOC: State Street Bank & Trust Co.,
	LOC: California State Teachers Retirement System
	0.070% 09/01/35 (06/01/15) (a)(b)	7,860,000	7,860,000
CA Pollution Control Financing Authority
	Bay Counties Waste Services,
	Series 2014 AMT,
	LOC: Comerica Bank
	0.180% 08/01/34 (06/03/15) (a)(b)	2,205,000	2,205,000
	Zerep Management Corp.,
	Series 2014 AMT,
	LOC: Comerica Bank
	0.180% 10/01/44 (06/03/15) (a)(b)	2,650,000	2,650,000
CA RBC Municipal Products, Inc. Trust
	Kaiser Permanente,
	Series 2011 E-21,
	LOC: Royal Bank of Canada
	0.100% 10/01/15 (06/04/15) (a)(b)(c)	6,200,000	6,200,000
CA Sacramento City Unified School District
	Series 2005
	Pre-refunded 07/01/15
	Escrowed in U.S. Treasuries
	5.000% 07/01/18	1,280,000	1,284,987
CA Sacramento Municipal Utility District
	Series 2012 L
	LOC: U.S. Bank N.A.
	0.090% 08/15/41 (06/04/15) (a)(b)	3,605,000	3,605,000
CA San Francisco Airport Commission
	Series A-4,
	GTY AGMT: Wells Fargo Bank N.A.
	0.070% 07/10/15	5,000,000	5,000,000
CA San Francisco City & County
	Certificates of Participation,

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	Series 2007 1883,
	GTY AGMT: Wells Fargo Bank N.A.
	0.140% 09/01/31 (06/04/15) (a)(b)	13,725,000	13,725,000
	Series 2008 R1
	5.000% 06/15/15	1,000,000	1,001,874
	Series 2013 C
	5.000% 06/15/15	2,050,000	2,053,845
	Series 2014 A
	4.000% 06/15/15	1,930,000	1,932,882
CA San Jose Redevelopment Agency
	Series 03-B
	GTY AGMT: JPMorgan Chase Bank
	0.100% 09/08/15	1,500,000	1,500,000
	Series 96-A
	GTY AGMT: JPMorgan Chase Bank
	0.100% 09/08/15	4,850,000	4,850,000
CA San Mateo Joint Powers Financing Authority
	Public Safety Project,
	Series 2007 A,
	LOC: Wells Fargo Bank N.A.
	0.110% 04/01/39 (06/04/15) (a)(b)	10,000,000	10,000,000
CA Santa Clara Valley Water District
	Series A
	GTY AGMT: Bank of Tokyo Mitsubishi UFJ
	0.090% 08/11/15	7,200,000	7,200,000
CA School Cash Reserve Program Authority
	Series 2014 D
	2.000% 06/30/15	5,525,000	5,533,270
CA Southern California Public Power Authority
	Series A-1 2009
	LOC: U.S. Bank N.A.
	0.090% 07/01/36 (06/03/15) (a)(b)	2,700,000	2,700,000
CA State Department of Water Resources
	Series 1
	GTY AGMT: Bank of Montreal
	0.080% 08/05/15	10,000,000	10,000,000
CA State University Institute
	Series A
	GTY AGMT: Wells Fargo Bank N.A.
	GTY AGMT: State Street Bank & Trust Co.
	0.100% 06/02/15	3,765,000	3,765,000
CA Statewide Communities Development Authority
	Birchcrest Preservation,
	Series 2001 S AMT,
	LOC: U.S. Bank N.A.
	0.090% 08/01/32 (06/01/15) (a)(b)	955,000	955,000
	Kaiser Permanente:
	Series 9B-1
	0.140% 08/07/15	7,000,000	7,000,000
	Series 9B-3

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	0.140% 10/06/15	1,500,000	1,500,000
	Series 9B-4:
	0.140% 10/07/15	7,000,000	7,000,000
	0.140% 11/03/15	4,000,000	4,000,000
	Series 9B-5
	0.230% 01/05/16	6,250,000	6,250,000
	Series K
	0.230% 01/06/16	5,000,000	5,000,000
	Plan Nine Partners LLC,
	Series 2005 A,
	LOC: Union Bank of CA N.A.
	0.130% 02/01/35 (06/04/15) (a)(b)	8,115,000	8,115,000
	Rady Children’s Hospital,
	Series 2008 C
	LOC: Northern Trust Company
	0.100% 08/15/36 (06/04/15) (a)(b)	10,650,000	10,650,000
CA State
	Revenue Anticipation Notes,
	Series 2014
	1.500% 06/22/15	1,800,000	1,801,433
	Series 2003 A-2
	LOC: Bank of Montreal
	0.060% 05/01/33 (06/01/15) (a)(b)	9,450,000	9,450,000
	Series 2005 A-2-1,
	LOC: Barclays Bank PLC
	0.080% 05/01/40 (06/03/15) (a)(b)	2,350,000	2,350,000
CA Tender Option Bond Trust Receipts/Certificates
	Series 2015
	LIQ FAC: JPMorgan Chase Bank:
	0.110% 04/01/22 (06/04/15) (a)(b)(c)	2,225,000	2,225,000
	0.120% 05/15/21 (06/04/15) (a)(b)(c)	1,900,000	1,900,000
CA West Covina Community Development Commission
	Lakes Public Parking Project,
	Series 1988,
	LOC: Wells Fargo Bank N.A.
	0.200% 08/01/18 (06/03/15) (a)(b)	2,205,000	2,205,000
CALIFORNIA TOTAL			293,460,241
PUERTO RICO — 7.1%
PR Highways & Transportation Authority
	Series 2005 K
	Pre-refunded 07/01/15,
	Escrowed in U.S. Treasuries:
	5.000% 07/01/35	4,425,000	4,441,969
	5.000% 07/01/40	2,500,000	2,509,566
	5.000% 07/01/45	1,525,000	1,531,046
PR RBC Municipal Products, Inc. Trust
	Series 2015 E-54,
	LOC: Royal Bank of Canada
	LIQ FAC: Royal Bank of Canada
	0.300% 05/01/17 (06/04/15) (a)(b)(c)	14,955,000	14,955,000
PR RIB Floater Trust
	Series 2014 4WE,

5

	Par ($)	Value ($)
Municipal Bonds — (continued)
PUERTO RICO — (continued)
LOC: Barclays Bank PLC
0.500% 06/30/15 (06/04/15) (a)(b)(c)	1,255,000	1,255,000
PUERTO RICO TOTAL		24,692,581

Total Municipal Bonds (cost of $318,152,822)		318,152,822

Closed-End Investment Companies — 9.6%
CALIFORNIA — 9.6%
CA Nuveen Dividend Advantage Municipal Fund
Series 2014 AMT,
LIQ FAC: Citibank N.A.:
0.170% 08/01/40 (06/04/15) (a)(b)(c)	13,500,000	13,500,000
0.170% 12/01/40 (06/04/15) (a)(b)(c)	20,000,000	20,000,000
CALIFORNIA TOTAL		33,500,000

Total Closed-End Investment Companies (cost of $33,500,000)		33,500,000

Total Investments — 100.6% (cost of $351,652,822)(e)		351,652,822

Other Assets & Liabilities, Net — (0.6)%		(2,076,616)

Net Assets — 100.0%		349,576,206

Notes to Investment Portfolio:

*                 Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations.  For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

6

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2015, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$318,152,822	$—	$318,152,822
Total Closed-End Investment Companies	—	33,500,000	—	33,500,000
Total Investments	$—	$351,652,822	$—	$351,652,822

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the nine months ended May 31, 2015, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)

Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(b)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2015.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, these securities, which are not illiquid, amounted to $69,795,000 or 20.0% of net assets for the Fund.

(d)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2015.

(e)	Cost for federal income tax purposes is $351,652,822.

Acronym	Name

AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
PUTTERs	Puttable Tax Exempt Receipts

7

INVESTMENT PORTFOLIO
May 31, 2015 (Unaudited)	BofA Cash Reserves

		Par ($)	Value ($)*
Certificates of Deposit — 30.8%
Bank of Montreal Chicago
	0.260% 11/09/15 (06/09/15) (a)(b)	70,000,000	70,000,000
	0.271% 11/04/15 (06/04/15) (a)(b)	50,000,000	50,000,000
	0.275% 12/04/15 (06/04/15) (a)(b)	59,443,000	59,443,000
Bank of Nova Scotia Houston
	0.250% 10/07/15 (06/01/15) (a)(b)	25,000,000	25,000,000
	0.250% 11/02/15 (06/01/15) (a)(b)	25,000,000	25,000,000
	0.260% 12/03/15 (06/01/15) (a)(b)	88,000,000	88,000,000
	0.262% 07/09/15 (06/09/15) (a)(b)	32,000,000	32,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd./NY
	0.310% 07/29/15	97,500,000	97,500,000
	0.310% 09/01/15 (06/01/15) (a)(b)	8,000,000	8,000,000
	0.325% 08/24/15 (06/24/15) (a)(b)	100,000,000	100,000,000
	0.326% 10/28/15 (06/29/15) (a)(b)	41,000,000	41,000,000
	0.336% 11/30/15 (06/29/15) (a)(b)	21,000,000	21,000,000
Canadian Imperial Bank of Commerce NY
	0.275% 06/12/15	68,000,000	68,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
	0.271% 07/07/15 (06/08/15) (a)(b)	36,000,000	36,000,000
Credit Industriel et Commercial NY
	0.230% 06/01/15	78,000,000	78,000,000
	0.250% 09/01/15	7,000,000	7,000,000
	0.270% 08/07/15	100,000,000	100,000,000
	0.280% 06/01/15	100,000,000	100,000,000
Credit Suisse NY
	0.220% 07/01/15	30,000,000	30,000,000
	0.260% 06/09/15	5,250,000	5,250,000
	0.310% 08/04/15	95,000,000	95,000,000
	0.310% 08/05/15	37,000,000	37,000,000
	0.310% 08/26/15	41,000,000	41,000,000
	0.310% 09/02/15	38,000,000	38,000,000
	0.320% 08/07/15	75,000,000	75,000,000
	0.560% 08/27/15	10,000,000	10,005,036
DG Bank NY
	0.310% 08/25/15	23,305,000	23,307,741
DNB NOR Bank ASA NY
	0.276% 10/15/15 (06/15/15) (a)(b)	95,000,000	95,000,000
	0.315% 10/29/15	100,000,000	100,000,000
HSBC Bank USA NA
	0.245% 06/02/15	30,000,000	30,000,000
	0.260% 06/08/15	10,000,000	10,000,000

1

		Par ($)	Value ($)
Certificates of Deposit — (continued)
	0.283% 10/16/15 (06/16/15) (a)(b)	65,000,000	65,000,000
	0.285% 09/16/15	41,000,000	41,000,000
	0.292% 11/06/15 (06/08/15) (a)(b)	37,000,000	37,000,000
	0.315% 09/15/15	25,000,000	25,000,000
	0.325% 12/01/15 (07/01/15) (a)(b)	55,000,000	55,000,000
	0.340% 11/16/15	25,000,000	25,000,000
HSBC France SA
	0.360% 08/15/15	45,000,000	44,968,075
Mizuho Corporate Bank Ltd. London
	0.310% 07/31/15	62,000,000	61,967,992
Mizuho Corporate Bank Ltd./NY
	0.260% 06/16/15	28,000,000	28,000,000
	0.260% 07/06/15	11,000,000	11,000,000
	0.270% 06/18/15	75,000,000	75,000,000
	0.270% 08/11/15	15,000,000	15,000,294
National Bank of Canada NY
	0.397% 09/11/15 (06/11/15) (a)(b)	4,073,000	4,074,320
Natixis NY
	0.320% 08/07/15	30,000,000	30,003,340
Nordea Bank Finland PLC NY
	0.340% 11/19/15	58,500,000	58,499,992
Skandinaviska Enskilda Banken AB/NY
	0.250% 07/02/15	9,489,000	9,489,069
Sumitomo Mitsui Banking Corp./NY
	0.250% 07/01/15	39,546,000	39,545,997
	0.310% 07/27/15	58,000,000	58,000,000
	0.310% 08/03/15	10,000,000	10,000,000
	0.311% 07/02/15 (06/02/15) (a)(b)	69,000,000	69,000,000
	0.336% 10/14/15 (06/15/15) (a)(b)	35,000,000	35,000,000
	0.336% 11/23/15 (06/23/15) (a)(b)	32,525,000	32,525,000
Toronto-Dominion Bank NY
	0.260% 07/17/15	20,000,000	20,000,000
UBS AG Stamford, CT
	0.260% 06/29/15	63,000,000	63,000,000
	0.330% 08/31/15	59,750,000	59,750,000
	0.355% 09/03/15	112,000,000	112,000,000
	0.360% 09/16/15	40,000,000	40,000,000
Wells Fargo Bank N.A.
	0.250% 10/08/15 (06/01/15) (a)(b)	50,000,000	50,000,000
	0.260% 08/03/15	28,480,000	28,480,000
	0.261% 11/12/15 (06/08/15) (a)(b)	50,000,000	50,000,000
	0.262% 11/12/15 (06/08/15) (a)(b)	68,000,000	68,000,000

2

		Par ($)	Value ($)
Certificates of Deposit — (continued)
	0.263% 10/08/15 (06/17/15) (a)(b)	15,000,000	15,000,000
	0.275% 06/12/15	1,373,000	1,373,000
	0.280% 08/18/15 (06/01/15) (a)(b)	7,058,000	7,058,163

	Total Certificates of Deposit (cost of $2,940,241,019)		2,940,241,019

Asset-Backed Commercial Paper — 16.7%
Albion Capital Corp.
	0.150% 06/05/15 (c)(d)	63,348,000	63,346,944
	0.220% 06/16/15 (c)(d)	8,700,000	8,699,203
	0.230% 06/15/15 (c)(d)	741,000	740,934
	0.230% 06/22/15 (c)(d)	27,553,000	27,549,303
	0.240% 08/17/15 (c)(d)	46,675,000	46,651,040
Chariot Funding LLC
	0.270% 07/15/15 (c)(d)	8,902,000	8,899,062
Fairway Finance Corp.
	0.230% 07/06/15 (c)(d)	32,204,000	32,196,799
	0.264% 11/20/15 (06/22/15) (a)(b)(d)	13,565,000	13,564,352
	0.280% 09/03/15 (c)(d)	13,700,000	13,689,984
Jupiter Securitization Co. LLC
	0.270% 07/14/15 (c)(d)	7,583,000	7,580,554
Kells Funding LLC
	0.275% 09/30/15 (07/20/15) (a)(b)(d)	30,000,000	29,998,816
	0.279% 10/29/15 (08/03/15) (a)(b)(d)	40,527,000	40,524,160
Liberty Street Funding LLC
	0.340% 11/09/15 (c)(d)	27,878,000	27,835,610
	0.340% 11/12/15 (c)(d)	8,745,000	8,731,455
Manhattan Asset Funding Co. LLC
	0.250% 06/23/15 (c)(d)	24,000,000	23,996,333
	0.270% 06/15/15 (c)(d)	60,000,000	59,993,700
	0.270% 06/16/15 (c)(d)	100,750,000	100,738,666
	0.280% 08/05/15 (c)(d)	25,994,000	25,980,859
Mont Blanc Capital Corp.
	0.260% 08/07/15 (c)(d)	6,855,000	6,851,683
Old Line Funding LLC
	0.240% 08/27/15 (c)(d)	28,052,000	28,035,730
	0.240% 09/01/15 (c)(d)	41,309,000	41,283,653
	0.240% 09/04/15 (c)(d)	40,973,000	40,947,040
	0.265% 09/24/15 (06/24/15) (a)(b)(d)	38,000,000	38,000,000
	0.274% 11/16/15 (06/16/15) (a)(b)(d)	13,000,000	13,000,000
	0.274% 11/17/15 (06/17/15) (a)(b)(d)	13,000,000	13,000,000
	0.290% 07/22/15 (c)(d)	18,364,000	18,356,455

3

		Par ($)	Value ($)
Asset-Backed Commercial Paper — (continued)
Regency Markets No. 1 LLC
	0.120% 06/04/15 (c)(d)	65,220,000	65,219,348
	0.120% 06/05/15 (c)(d)	37,082,000	37,081,506
Salisbury Receivables Co.
	0.200% 06/01/15 (d)	75,000,000	75,000,000
Sheffield Receivables Corp.
	0.230% 06/26/15 (c)(d)	50,000,000	49,992,014
	0.250% 07/01/15 (c)(d)	130,000,000	129,972,917
	0.250% 07/16/15 (c)(d)	86,000,000	85,973,125
Thunder Bay Funding LLC
	0.240% 08/24/15 (c)(d)	17,000,000	16,990,480
	0.240% 09/08/15 (c)(d)	60,000,000	59,960,384
	0.263% 09/14/15 (06/15/15) (a)(b)(d)	10,750,000	10,750,000
	0.270% 07/14/15 (c)(d)	18,405,000	18,399,064
Versailles Commercial Paper LLC
	0.250% 07/10/15 (c)(d)	16,121,000	16,116,634
	0.250% 08/07/15 (c)(d)	41,135,000	41,115,861
	0.250% 08/10/15 (c)(d)	23,484,000	23,472,584
	0.250% 08/17/15 (c)(d)	82,300,000	82,255,992
	0.250% 08/18/15 (c)(d)	16,788,000	16,778,907
Working Capital Management Co.
	0.130% 06/01/15 (d)	9,902,000	9,902,000
	0.130% 06/02/15 (c)(d)	19,804,000	19,803,928
	0.130% 06/03/15 (c)(d)	22,996,000	22,995,834
	0.130% 06/04/15 (c)(d)	58,866,000	58,865,362
	0.130% 06/05/15 (c)(d)	7,792,000	7,791,887

	Total Asset-Backed Commercial Paper (cost of $1,588,630,162)		1,588,630,162

Commercial Paper — 16.2%
ABN Amro Funding USA LLC
	0.220% 07/01/15 (c)(d)	8,745,000	8,743,397
	0.250% 07/16/15 (c)(d)	85,000,000	84,973,438
	0.250% 07/22/15 (c)(d)	118,000,000	117,958,208
ANZ National International Ltd.
	0.280% 07/17/15 (c)(d)	28,651,000	28,640,749
Bank Nederlandse Gemeenten NV
	0.290% 10/13/15 (c)(d)	37,207,000	37,166,839
Bank of Nova Scotia (The)
	0.261% 09/04/15 (06/04/15) (a)(b)(d)	50,000,000	50,000,000
	0.280% 07/27/15 (c)(d)	89,065,000	89,026,207
	0.285% 08/10/15 (c)(d)	24,910,000	24,896,196
Bank of Tokyo-Mitsubishi UFJ Ltd.
	0.310% 07/01/15 (c)	10,403,000	10,400,313

4

		Par ($)	Value ($)
Commercial Paper — (continued)
Bedford Row Funding Corp.
	0.260% 06/15/15 (c)(d)(e)	18,510,000	18,508,128
	0.285% 07/08/15 (c)(d)(e)	36,913,000	36,902,188
BNZ International Funding Ltd.
	0.270% 07/15/15 (c)(d)	51,899,000	51,881,873
Coca-Cola Co.
	0.220% 06/04/15 (c)(d)	6,619,000	6,618,879
	0.220% 06/16/15 (c)(d)	26,154,000	26,151,603
	0.240% 06/23/15 (c)(d)	69,744,000	69,733,771
Collateralized Commercial Paper Co. LLC
	0.330% 07/17/15 (c)(e)	16,000,000	15,993,253
	0.400% 12/14/15 (c)(e)	13,000,000	12,971,689
Collateralized Commercial Paper II Co. LLC
	1.000% 10/01/15 (d)(e)	27,000,000	27,000,000
Credit Suisse NY
	0.265% 07/02/15 (c)	23,513,000	23,507,634
Dexia Credit Local
	0.295% 07/23/15 (c)(f)	35,000,000	34,985,086
DNB NOR Bank ASA NY
	0.280% 10/01/15 (c)(d)	20,000,000	19,981,022
	0.286% 10/14/15 (06/15/15) (a)(b)(d)	40,000,000	40,000,000
	0.325% 10/29/15 (c)(d)	37,000,000	36,949,896
Erste Abwicklungsanstalt
	0.290% 08/17/15 (c)(d)	29,878,000	29,859,467
General Electric Capital Corp.
	0.260% 11/09/15 (06/01/15) (a)(b)	115,000,000	115,000,000
HSBC Bank PLC
	0.262% 10/09/15 (06/09/15) (a)(b)(d)	13,000,000	13,000,000
JP Morgan Securities LLC
	0.180% 10/01/15 (06/01/15) (a)(b)	6,000,000	6,000,000
National Australia Bank Ltd.
	0.260% 07/06/15 (c)(d)	14,767,000	14,763,267
	0.260% 07/07/15 (c)(d)	7,179,000	7,177,133
National Bank of Canada
	0.280% 09/17/15 (c)(d)	21,750,000	21,731,730
	0.300% 09/17/15 (d)	182,500,000	182,500,000
Nationwide Building Society
	0.320% 06/01/15 (d)	1,615,000	1,615,000
Nordea Bank AB
	0.245% 06/01/15 (d)	17,000,000	17,000,000
Sumitomo Mitsui Banking Corp.
	0.310% 07/13/15 (c)(d)	7,225,000	7,222,387

5

		Par ($)	Value ($)
Commercial Paper — (continued)
Swedbank AB
	0.240% 06/15/15 (c)	7,942,000	7,941,259
	0.240% 06/16/15 (c)	17,007,000	17,005,299
	0.250% 07/02/15 (c)	14,901,000	14,897,792
	0.285% 09/01/15 (c)	40,000,000	39,970,867
Toyota Motor Credit Corp.
	0.266% 11/16/15 (06/19/15) (a)(b)	40,155,000	40,155,000
	0.270% 07/30/15 (c)	30,000,000	29,986,725
	0.270% 07/31/15 (c)	50,000,000	49,977,500
Westpac Securities NZ Ltd.
	0.275% 07/15/15 (c)(d)	53,000,000	52,982,186

	Total Commercial Paper (cost of $1,541,775,981)		1,541,775,981

Time Deposits — 12.0%
Citibank N.A.
	0.090% 06/01/15	269,365,000	269,365,000
Credit Agricole SA
	0.070% 06/01/15	161,809,000	161,809,000
Lloyds TSB Bank PLC
	0.060% 06/01/15	24,500,000	24,500,000
Natixis Paris
	0.070% 06/01/15	9,820,000	9,820,000
Skandinaviska Enskilda Banken AB
	0.060% 06/01/15	276,500,000	276,500,000
Swedbank AB
	0.060% 06/01/15	400,000,000	400,000,000

	Total Time Deposits (cost of $1,141,994,000)		1,141,994,000

Municipal Bonds(a)(g) — 1.9%
COLORADO — 0.4%
CO Housing & Finance Authority
	Multi-Family:
	Series 2003 A-1,
	SPA: FHLB
	0.120% 10/01/33 (06/03/15)	9,205,000	9,205,000
	Series 2004 A1,
	SPA: FHLB
	0.100% 10/01/34 (06/03/15)	15,020,000	15,020,000
	Series 2008 C1,
	SPA: FHLB
	0.120% 10/01/38 (06/03/15)	6,625,000	6,625,000
	Series 2005 B-1,
	SPA: FHLB
	0.100% 04/01/40 (06/03/15)	5,345,000	5,345,000
CO Sheridan Redevelopment Agency
	South Santa,

6

		Par ($)	Value ($)
Municipal Bonds(a)(g) — (continued)
COLORADO — (continued)
	Series 2011,
	LOC: JPMorgan Chase Bank
	0.250% 12/01/29 (06/04/15)	1,565,000	1,565,000
COLORADO TOTAL			37,760,000
FLORIDA — 0.3%
FL Miami-Dade County Industrial Development Authority
	South Florida Stadium,
	Miami Stadium Project,
	Series 2007,
	LOC: TD Bank N.A.
	0.120% 07/01/37 (06/04/15)	22,450,000	22,450,000
FL Sunshine State Governmental Financing Commission
	0.250% 07/09/15	7,230,000	7,230,000
FLORIDA TOTAL			29,680,000
ILLINOIS — 0.0%
IL University of Illinois
	Series 2014 C
	LOC: Northern Trust Company
	0.150% 04/01/44 (06/04/15)	3,070,000	3,070,000
ILLINOIS TOTAL			3,070,000
IOWA — 0.1%
IA Finance Authority
	Series 2004 B, AMT,
	SPA: FHLB
	0.140% 07/01/34 (06/04/15)	5,735,000	5,735,000
	Series 2007 G,
	SPA: FHLB
	0.140% 01/01/38 (06/04/15)	900,000	900,000
	Series 2009 G,
	SPA: FHLB
	0.190% 01/01/39 (06/04/15)	795,000	795,000
IOWA TOTAL			7,430,000
MARYLAND — 0.0%
MD Easton
	William Hill Manor, Inc.,
	Series 2009 B,
	LOC: Branch Banking & Trust
	0.190% 01/01/26 (06/04/15)	2,400,000	2,400,000
MARYLAND TOTAL			2,400,000
MASSACHUSETTS — 0.1%
MA Simmons College
	Series 2008,
	LOC: TD Bank N.A.
	0.140% 10/01/22 (06/04/15)	5,485,000	5,485,000
MASSACHUSETTS TOTAL			5,485,000
MINNESOTA — 0.2%
MN Office of Higher Education
	Supplies for Students,
	Series 2008 A,

7

		Par ($)	Value ($)
Municipal Bonds(a)(g) — (continued)
MINNESOTA — (continued)
	LOC: U.S. Bank N.A.
	0.120% 12/01/43 (06/04/15)	22,395,000	22,395,000
MINNESOTA TOTAL			22,395,000
NEW HAMPSHIRE — 0.1%
NH Health & Education Facilities Authority
	Dartmouth College,
	Series 2007 C,
	SPA: JPMorgan Chase Bank
	0.120% 06/01/41 (06/03/15)	11,635,000	11,635,000
NEW HAMPSHIRE TOTAL			11,635,000
NEW YORK — 0.3%
NY Housing Finance Agency
	Broadway,
	Series 2011 B,
	LOC: Wells Fargo Bank N.A.
	0.100% 05/01/44 (06/03/15)	5,485,000	5,485,000
	Series 2015 B
	LOC: Landesbank Hessen-Thüringen:
	0.160% 11/01/44 (06/03/15)	15,235,000	15,235,000
	West 60th Realty LLC,
	Series 2014 B1
	LOC: Manufacturers & Traders:
	0.220% 05/01/46 (06/03/15)	3,830,000	3,830,000
NEW YORK TOTAL			24,550,000
NORTH CAROLINA — 0.1%
NC Catawba
	Catawba Medical Center,
	Series 2009,
	LOC: Branch Banking & Trust
	0.190% 10/01/34 (06/04/15)	5,350,000	5,350,000
NORTH CAROLINA TOTAL			5,350,000
OREGON — 0.2%
OR Housing & Community Services Department
	Series 2006 C, AMT,
	SPA: State Street Bank & Trust Co.
	0.110% 07/01/36 (06/04/15)	4,755,000	4,755,000
	Single Family,
	Series 2006 F, AMT,
	SPA: State Street Bank & Trust Co.
	0.120% 07/01/37 (06/04/15)	19,570,000	19,570,000
OREGON TOTAL			24,325,000
TEXAS — 0.1%
TX State
	Product Development Project,
	Series 2005 A,
	SPA: U.S. Bank N.A.
	0.080% 06/01/45 (06/04/15)	2,690,000	2,690,000
	Small Business,
	Series 2005 B,
	SPA: U.S. Bank N.A.

8

		Par ($)	Value ($)
Municipal Bonds(a)(g) — (continued)
TEXAS — (continued)
	0.080% 06/01/45 (06/04/15)	3,025,000	3,025,000
TEXAS TOTAL			5,715,000
WISCONSIN — 0.0%
WI Housing & Economic Development Authority
	Series 2008 B
	SPA: BMO Harris Bank N.A.
	0.120% 03/01/33 (06/03/15)	1,085,000	1,085,000
	WISCONSIN TOTAL		1,085,000

	Total Municipal Bonds (cost of $180,880,000)		180,880,000

Corporate Bonds — 1.7%
American Honda Finance Corp.
	1.000% 08/11/15 (d)	358,000	358,519
ANZ National International Ltd.
	1.850% 10/15/15 (d)	6,897,000	6,935,045
Bank of Nova Scotia (The)
	0.750% 10/09/15	11,100,000	11,116,657
Bank of Tokyo-Mitsubishi UFJ Ltd.
	2.450% 09/11/15 (d)	4,849,000	4,874,742
Caisse Centrale Desjardins du Quebec
	2.650% 09/16/15 (d)	1,900,000	1,912,585
Canadian Imperial Bank of Commerce
	0.900% 10/01/15	2,897,000	2,901,116
Coca-Cola Co.
	0.272% 09/01/15 (06/01/15) (a)(b)	5,000,000	5,000,371
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
	2.125% 10/13/15	2,763,000	2,781,103
General Electric Capital Corp.
	1.625% 07/02/15	4,686,000	4,691,136
	2.375% 06/30/15	18,647,000	18,677,915
	3.500% 06/29/15	5,312,000	5,325,048
	4.375% 09/21/15	3,126,000	3,164,538
HSBC Bank PLC
	3.500% 06/28/15 (d)	9,286,000	9,307,706
Metropolitan Life Global Funding I
	2.500% 09/29/15 (d)	4,779,000	4,812,240
National Australia Bank Ltd.
	1.600% 08/07/15	4,466,000	4,476,907
	2.750% 09/28/15 (d)	11,672,000	11,761,796
National Bank of Canada
	1.500% 06/26/15	6,501,000	6,506,445

9

		Par ($)	Value ($)
Corporate Bonds — (continued)
Royal Bank of Canada
	0.800% 10/30/15	1,441,000	1,443,446
Shell International Finance BV
	0.349% 11/10/15 (08/10/15) (a)(b)	16,692,000	16,697,310
Sumitomo Mitsui Banking Corp.
	3.150% 07/22/15 (d)	10,867,000	10,907,901
Westpac Banking Corp.
	3.000% 08/04/15	26,280,000	26,401,345

	Total Corporate Bonds (cost of $160,053,871)		160,053,871

Government & Agency Obligations — 0.4%
U.S. Government Agencies — 0.4%
Federal Farm Credit Bank
	0.200% 01/13/16 (06/01/15) (a)(b)	28,120,000	28,119,120
	0.203% 04/18/16 (06/18/15) (a)(b)	2,000,000	2,000,097
	0.250% 02/01/16 (06/01/15) (a)(b)	2,700,000	2,700,734
Federal Home Loan Bank
	0.140% 07/16/15 (c)	9,185,000	9,184,762
	U.S. GOVERNMENT AGENCIES TOTAL		42,004,713

	Total Government & Agency Obligations (cost of $42,004,713)		42,004,713

Closed-End Investment Company — 0.1%
Nuveen Municipal Opportunity Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.190% 12/01/40 (06/04/15) (a)(b)(d)	5,900,000	5,900,000

	Total Closed-End Investment Company (cost of $5,900,000)		5,900,000

Repurchase Agreements — 20.3%
	Joint Repurchase Agreement Treasury & Agency Account, dated 05/29/15, due 06/01/15 (repurchase proceeds $153,200,404) (h)	153,199,000	153,199,000
	Joint Repurchase Agreement Treasury Account, dated 05/29/15, due 06/01/15 (repurchase proceeds $92,000,690) (h)	92,000,000	92,000,000
	Repurchase agreement with ABN Amro NV, dated 05/29/15, due 06/01/15 at 0.120%, collateralized by a U.S. Treasury obligation and U.S. Government Agency obligations with various maturities to 04/20/45, market value $40,068,041 (repurchase proceeds $39,282,393)	39,282,000	39,282,000

10

	Par ($)	Value ($)
Repurchase Agreements — (continued)
Repurchase agreement with ABN Amro NV, dated 05/29/15, due 06/01/15 at 0.160%, collateralized by corporate bonds with various maturities to 10/17/21, market value $41,246,749 (repurchase proceeds $39,282,524)	39,282,000	39,282,000
Repurchase agreement with ABN Amro Securities LLC, dated 05/04/15, due 07/02/15 at 0.300%, collateralized by common stocks, market value $40,335,415 (repurchase proceeds $36,678,025) (i)	36,660,000	36,660,000
Repurchase agreement with ABN Amro Securities LLC, dated 05/29/15, due 06/01/15 at 0.240%, collateralized by common stocks, market value $116,669,567 (repurchase proceeds $106,063,121)	106,061,000	106,061,000
Repurchase agreement with BNP Paribas Prime Brokerage, Inc., dated 04/23/15, due 06/01/15 at 0.450%, collateralized by common stocks, preferred stocks and corporate bonds with various maturities to 10/15/39, market value $17,192,131 (repurchase proceeds $14,999,309)	14,992,000	14,992,000
Repurchase agreement with BNP Paribas Prime Brokerage, Inc., dated 04/23/15, due 06/03/15 at 0.450%, collateralized by a common stock, preferred stocks and corporate bonds with various maturities to 05/15/41, market value $18,968,278 (repurchase proceeds $16,666,537)	16,658,000	16,658,000
Repurchase agreement with BNP Paribas Prime Brokerage, Inc., dated 04/23/15, due 06/10/15 at 0.450%, collateralized by common stocks, preferred stocks and corporate bonds with various maturities to 10/15/39, market value $11,421,720 (repurchase proceeds $10,000,997)	9,995,000	9,995,000
Repurchase agreement with Citigroup Global Markets, Inc., dated 05/29/15, due 06/01/15 at 0.190%, collateralized by common stocks, market value $60,114,193 (repurchase proceeds $54,886,869)	54,886,000	54,886,000
Repurchase agreement with Citigroup Global Markets, Inc., dated 05/29/15, due 07/06/15 at 0.310%, collateralized by common stocks, market value $38,167,657 (repurchase proceeds $35,011,453) (i)	35,000,000	35,000,000
Repurchase agreement with Credit Suisse Securities USA LLC, dated 05/29/15, due 06/01/15 at 0.210%, collateralized by common stocks and exchange-traded funds, market value $47,536,271 (repurchase proceeds $44,618,781)	44,618,000	44,618,000

11

	Par ($)	Value ($)
Repurchase Agreements — (continued)
Repurchase agreement with Goldman Sachs & Co., dated 05/29/15, due 06/01/15 at 0.100%, collateralized by U.S. Government Agency obligations with various maturities to 11/01/44, market value $70,118,445 (repurchase proceeds $68,743,573)	68,743,000	68,743,000
Repurchase agreement with HSBC Securities USA, Inc., dated 05/18/15, at 0.160%, collateralized by corporate bonds with various maturities to 04/01/25, market value $83,204,238 (b)(i)(j)	79,242,000	79,242,000
Repurchase agreement with HSBC Securities USA, Inc., dated 05/29/15, due 06/01/15 at 0.160%, collateralized by corporate bonds with various maturities to 04/01/25, market value $44,101,082 (repurchase proceeds $42,000,560)	42,000,000	42,000,000
Repurchase agreement with ING Financial Markets LLC, dated 05/29/15, due 06/01/15 at 0.210%, collateralized by common stocks, market value $50,313,765 (repurchase proceeds $45,739,800)	45,739,000	45,739,000
Repurchase agreement with J.P. Morgan Clearing Corp., dated 03/11/15, due 06/09/15 at 0.520%, collateralized by corporate bonds with various maturities to 05/01/17, market value $9,799,647 (repurchase proceeds $8,909,567)	8,898,000	8,898,000
Repurchase agreement with J.P. Morgan Clearing Corp., dated 03/23/15, due 06/22/15 at 0.520%, collateralized by corporate bonds with various maturities to 12/15/37, market value $10,054,733 (repurchase proceeds $9,143,002)	9,131,000	9,131,000
Repurchase agreement with J.P. Morgan Clearing Corp., dated 05/19/15, due 08/17/15 at 0.430%, collateralized by common stocks and exchange-traded funds, market value $11,817,787 (repurchase proceeds $10,873,677)	10,862,000	10,862,000
Repurchase agreement with J.P. Morgan Clearing Corp., dated 05/26/15, due 08/24/15 at 0.440%, collateralized by common stocks and exchange-traded funds, market value $21,328,108 (repurchase proceeds $19,751,703)	19,730,000	19,730,000
Repurchase agreement with J.P. Morgan Clearing Corp., dated 05/29/15, due 06/05/15 at 0.290%, collateralized by common stocks and exchange-traded funds, market value $70,433,358 (repurchase proceeds $65,003,665) (i)	65,000,000	65,000,000

12

	Par ($)	Value ($)
Repurchase Agreements — (continued)
Repurchase agreement with J.P. Morgan Clearing Corp., dated 05/29/15, due 07/13/15 at 0.443%, collateralized by common stocks and exchange-traded funds, market value $86,664,128 (repurchase proceeds $80,044,310) (i)	80,000,000	80,000,000
Repurchase agreement with J.P. Morgan Clearing Corp., dated 05/29/15, due 08/28/15 at 0.580%, collateralized by corporate bonds with various maturities to 12/15/37, market value $142,421,112 (repurchase proceeds $129,660,819) (i)	129,471,000	129,471,000
Repurchase agreement with Mizuho Securities USA, Inc., dated 04/10/15, due 07/09/15 at 0.280%, collateralized by a U.S. Treasury obligation maturing 04/15/16, market value $85,542,279 (repurchase proceeds $83,889,682)	83,831,000	83,831,000
Repurchase agreement with RBC Capital Markets, dated 05/08/15, due 08/06/15 at 0.300%, collateralized by corporate bonds with various maturities to 04/23/25, market value $52,510,501 (repurchase proceeds $50,037,500) (i)	50,000,000	50,000,000
Repurchase agreement with RBC Capital Markets, dated 05/08/15, due 08/06/15 at 0.350%, collateralized by common stocks and exchange-traded funds, market value $53,354,878 (repurchase proceeds $48,588,478) (i)	48,546,000	48,546,000
Repurchase agreement with RBC Capital Markets, dated 05/11/15, due 06/11/15 at 0.240%, collateralized by corporate bonds with various maturities to 04/23/25, market value $70,178,174 (repurchase proceeds $66,840,811) (i)	66,827,000	66,827,000
Repurchase agreement with RBC Capital Markets, dated 05/28/15, due 06/04/15 at 0.150%, collateralized by corporate bonds with various maturities to 05/22/25, market value $73,915,982 (repurchase proceeds $70,397,053)	70,395,000	70,395,000
Repurchase agreement with Societe Generale NY, dated 05/29/15, due 06/01/15 at 0.120%, collateralized by U.S. Government Agency obligations with various maturities to 03/01/45, market value $40,068,041 (repurchase proceeds $39,282,393)	39,282,000	39,282,000
Repurchase agreement with TD Securities USA LLC, dated 05/29/15, due 06/01/15 at 0.110%, collateralized by corporate bonds with various maturities to 03/01/25, market value $52,814,435 (repurchase proceeds $50,299,461)	50,299,000	50,299,000

13

	Par ($)	Value ($)
Repurchase Agreements — (continued)
Repurchase agreement with TD Securities USA LLC, dated 05/29/15, due 06/01/15 at 0.110%, collateralized by U.S. Treasury obligations with various maturities to 12/31/21, market value $32,053,864 (repurchase proceeds $31,425,288)	31,425,000	31,425,000
Repurchase agreement with Wells Fargo Securities, LLC, dated 04/13/15, due 07/13/15 at 0.470%, collateralized by common stocks, preferred stocks and corporate bonds with various maturities to 10/15/38, market value $19,574,113 (repurchase proceeds $17,600,886)	17,580,000	17,580,000
Repurchase agreement with Wells Fargo Securities, LLC, dated 05/01/15, due 06/05/15 at 0.310%, collateralized by corporate bonds with various maturities to 03/03/20, market value $16,378,071 (repurchase proceeds $15,598,700)	15,594,000	15,594,000
Repurchase agreement with Wells Fargo Securities, LLC, dated 05/18/15, due 06/17/15 at 0.310%, collateralized by corporate bonds with various maturities to 07/15/24, market value $21,919,293 (repurchase proceeds $20,878,392)	20,873,000	20,873,000
Repurchase agreement with Wells Fargo Securities, LLC, dated 05/26/15, due 06/02/15 at 0.100%, collateralized by a U.S. Treasury obligation maturing 11/15/42, market value $13,616,245 (repurchase proceeds $13,349,260)	13,349,000	13,349,000
Repurchase agreement with Wells Fargo Securities, LLC, dated 05/27/15, due 06/03/15 at 0.090%, collateralized by a U.S. Treasury obligation maturing 05/15/24, market value $121,098,057 (repurchase proceeds $118,724,078)	118,722,000	118,722,000
Repurchase agreement with Wells Fargo Securities, LLC, dated 05/29/15, due 06/01/15 at 0.120%, collateralized by U.S. Treasury obligations with various maturities to 07/31/16, market value $80,136,128 (repurchase proceeds $78,564,786)	78,564,000	78,564,000
Repurchase agreement with Wells Fargo Securities, LLC, dated 05/29/15, due 06/01/15 at 0.210%, collateralized by common stocks and an exchange-traded fund, market value $32,127,099 (repurchase proceeds $29,461,516)	29,461,000	29,461,000

Total Repurchase Agreements (cost of $1,936,197,000)		1,936,197,000

14

Total Investments — 100.1% (cost of $9,537,676,746)(k)	9,537,676,746

Other Assets & Liabilities, Net — (0.1)%	(4,960,804)

Net Assets — 100.0%	9,532,715,942

Notes to Investment Portfolio:

*                 Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

• Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations.  For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2015, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Certificates of Deposit	$—	$2,940,241,019	$—	$2,940,241,019
Total Asset-Backed Commercial Paper	—	1,588,630,162	—	1,588,630,162
Total Commercial Paper	—	1,541,775,981	—	1,541,775,981
Total Time Deposits	—	1,141,994,000	—	1,141,994,000
Total Municipal Bonds	—	180,880,000	—	180,880,000
Total Corporate Bonds	—	160,053,871	—	160,053,871
Total Government & Agency Obligations	—	42,004,713	—	42,004,713
Total Closed-End Investment Company	—	5,900,000	—	5,900,000
Total Repurchase Agreements	—	1,936,197,000	—	1,936,197,000
Total Investments	$—	$9,537,676,746	$—	$9,537,676,746

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the nine months ended May 31, 2015, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

15

(a)

Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2015.

(c)	The rate shown represents the discount rate at the date of purchase.

(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, these securities, which are not illiquid, amounted to $2,768,384,260 or 29.0% of net assets for the Fund.

(e)	Collateralized commercial paper.

(f)	Guaranteed by the Kingdom of Belgium, the French Republic, and the Grand Duchy of Luxembourg.

(g)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2015.

(h)

See the tables following the Notes to the Investment Portfolio for additional information on the Joint Repurchase Agreement Treasury Account and the Joint Repurchase Agreement Treasury & Agency Account.

(i)	This security is subject to a demand feature.

(j)	Open repurchase agreement with no specific maturity date.

(k)	Cost for federal income tax purposes is $9,537,676,746.

Joint Repurchase Agreement Treasury Account - At May 31, 2015, certain BofA Funds had undivided interests in the Joint Repurchase Agreement Treasury Account (2,100,000,000 total principal amount) with a maturity date of June 1, 2015 as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
BofA Cash Reserves	$92,000,000	$92,000,690	$93,840,706
BofA Money Market Reserves	177,000,000	177,001,328	180,541,358
BofA Treasury Reserves	1,816,000,000	1,816,013,620	1,852,333,930
BofA Government Plus Reserves	15,000,000	15,000,113	15,300,115
Total	$2,100,000,000	$2,100,015,751	$2,142,016,109

The principal amounts of each Fund’s interest in the Joint Repurchase Agreement Treasury Account was as follows:

Counterparty	Interest Rate	BofA Cash Reserves	BofA Money Market Reserves	BofA Treasury Reserves	BofA Government Plus Reserves	Total
BNP Paribas Securities Corp.	0.09%	$30,666,667	$59,000,000	$605,333,333	$5,000,000	$700,000,000
Credit Agricole CIB/US	0.09	61,333,333	118,000,000	1,210,666,667	10,000,000	1,400,000,000
Total		$92,000,000	$177,000,000	$1,816,000,000	$15,000,000	$2,100,000,000

At May 31, 2015, the Joint Repurchase Agreement Treasury Account was fully collateralized by U.S. Treasury obligations with various maturities to 02/15/2043, market value $2,142,016,109.

Joint Repurchase Agreement Treasury & Agency Account - At May 31, 2015, certain BofA Funds had undivided interests in the Joint Repurchase Agreement Treasury & Agency Account (500,000,000 total principal amount) with a maturity date of June 1, 2015 as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
BofA Cash Reserves	$153,199,000	$153,200,404	$156,264,413
BofA Money Market Reserves	236,801,000	236,803,171	241,539,235
BofA Government Plus Reserves	110,000,000	110,001,008	112,201,028
Total	$500,000,000	$500,004,583	$510,004,676

16

The principal amounts of each Fund’s interest in the Joint Repurchase Agreement Treasury &Agency Account was as follows:

Counterparty	Interest Rate	BofA Cash Reserves	BofA Money Market Reserves	BofA Government Plus Reserves	Total
Credit Agricole CIB/US	0.11%	$107,239,300	$165,760,700	$77,000,000	$350,000,000
RBC Capital Markets	0.11	45,959,700	71,040,300	33,000,000	150,000,000
Total		$153,199,000	$236,801,000	$110,000,000	$500,000,000

At May 31, 2015, the Joint Repurchase Agreement Treasury & Agency Account was fully collateralized by U.S. Government Agency obligations with various maturities to 01/20/2065, market value $510,004,676.

Acronym	Name

AMT	Alternative Minimum Tax
FHLB	Federal Home Loan Bank
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

17

INVESTMENT PORTFOLIO

May 31, 2015 (Unaudited)	BofA Connecticut Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 91.8%
CONNECTICUT — 83.7%
CT Berlin
	Series 2015
	1.000% 09/21/15	1,180,000	1,182,783
CT Bethel
	Series 2015
	1.000% 11/15/15	1,495,000	1,500,565
CT Branford
	Series 2011
	4.000% 02/01/16	400,000	409,571
	Series 2015
	2.000% 08/15/15	600,000	602,016
CT Darien
	Series 2014
	1.000% 09/09/15	925,000	927,023
CT Development Authority
	Imperial Electric Assembly,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	0.250% 05/01/21 (06/04/15) (a)(b)	610,000	610,000
	RK Bradley Associates LP,
	Bradley Airport Hotel,
	Series 2006,
	LOC: TD Bank N.A.:
	0.100% 12/01/28 (06/04/15) (a)(b)	1,900,000	1,900,000
CT East Lyme
	Series 2014
	1.000% 07/23/15	750,000	750,928
CT Glastonbury
	Series 2014
	1.000% 11/09/15	445,000	446,368
CT Health & Educational Facilities Authority
	CIL Community Resources,
	Series 2011 A,
	LOC: HSBC Bank USA N.A.
	0.100% 07/01/41 (06/04/15) (a)(b)	1,890,000	1,890,000
	Eastern Connecticut Health,
	Series 2010 E,
	LOC: TD Bank N.A.
	0.090% 07/01/34 (06/04/15) (a)(b)	2,000,000	2,000,000
	Hospital for Special Care,
	Series 2010 E,
	LOC: Federal Home Loan Bank
	0.090% 07/01/37 (06/04/15) (a)(b)	2,090,000	2,090,000
	Lawrence & Mem Corp. Oblig.,
	Series 2013 H,
	LOC: TD Bank N.A.
	0.100% 07/01/34 (06/03/15) (a)(b)	2,400,000	2,400,000
	The Hotchkiss School,
	Series 2000 A,
	SPA: U.S. Bank N.A.
	0.100% 07/01/30 (06/04/15) (a)(b)	100,000	100,000
	The Taft School,
	Series 2000 E,
	LOC: Wells Fargo Bank N.A.

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
CONNECTICUT — (continued)
	0.100% 07/01/30 (06/03/15) (a)(b)	2,400,000	2,400,000
	Wesleyan University,
	Series 2010 H
	0.090% 07/01/40 (06/04/15) (b)(c)	2,000,000	2,000,000
	Yale University,
	Series 2005 Y-3,
	0.060% 07/01/35 (06/01/15) (b)(c)	600,000	600,000
	Yale-New Haven Hospital Oblig,
	Series 2014 C
	LOC: JPMorgan Chase Bank
	0.080% 07/01/25 (06/03/15) (a)(b)	2,500,000	2,500,000
CT Housing Finance Authority
	Series 2014 D2, AMT
	0.300% 11/15/15	690,000	690,000
	MERLOTS,
	Series 2007 C90, AMT,
	SPA: Wells Fargo Bank N.A.
	0.160% 11/15/15 (06/03/15) (a)(b)(d)	780,000	780,000
	Series 2009 C2
	SPA: JPMorgan Chase Bank
	0.110% 11/15/36 (06/01/15) (a)(b)	375,000	375,000
	Series 2011 C1,
	SPA: Barclays Bank PLC
	0.090% 05/15/35 (06/04/15) (a)(b)	1,000,000	1,000,000
	Series 2011 E-3,
	SPA: Bank Tokyo-Mitsubishi UFJ
	0.100% 11/15/41 (06/04/15) (a)(b)	2,000,000	2,000,000
	Series 2015 A
	0.150% 11/15/15	1,490,000	1,489,792
CT JPMorgan Chase Putters/Drivers Trust
	Series 2014
	LIQ FAC: JPMorgan Chase Bank
	0.100% 10/15/20 (06/01/15) (a)(b)(d)	145,000	145,000
CT Manchester
	Series 2011 B
	3.000% 08/01/15	300,000	301,355
CT Milford
	Series 2010
	4.000% 11/01/15	225,000	228,407
	Series 2014
	2.000% 11/01/15	305,000	307,102
CT Ridgefield
	Series 2010 B
	4.000% 07/15/15	375,000	376,654
CT Shelton
	Series 2010 B
	2.000% 08/01/15	1,000,000	1,003,009
	Series 2014
	1.000% 07/31/15	700,000	700,944
CT Simsbury
	Series 2011 B
	2.000% 01/15/16	805,000	813,527

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
CONNECTICUT — (continued)
CT Southington
	Series 2015
	1.000% 09/01/15	865,000	866,662
CT Special Tax Revenue
	Series 2004 A
	Pre-refunded 07/01/15
	Escrowed in U.S. Treasuries
	5.000% 07/01/21	500,000	501,945
	Series 2004
	Pre-refunded 07/01/15,
	Escrowed in U.S. Treasuries
	5.000% 07/01/20	1,500,000	1,505,944
CT Stafford
	Series 2014
	1.000% 08/04/15	2,000,000	2,002,868
CT State
	Series 2007 C
	5.000% 06/01/15	500,000	500,000
CONNECTICUT TOTAL			39,897,463
PUERTO RICO — 8.1%
PR Highways & Transportation Authority
	Series 2005 K
	Pre-refunded 07/01/15,
	Escrowed in U.S. Treasuries
	5.000% 07/01/45	1,000,000	1,003,964
PR RBC Municipal Products, Inc. Trust
	Series 2015 E-54,
	LOC: Royal Bank of Canada
	LIQ FAC: Royal Bank of Canada
	0.300% 05/01/17 (06/04/15) (a)(b)(d)	2,870,000	2,870,000
	PUERTO RICO TOTAL		3,873,964

	Total Municipal Bonds (cost of $43,771,427)		43,771,427

Closed-End Investment Company — 7.9%
OTHER — 7.9%
Nuveen AMT-Free Municipal Income Fund
	Series 2013 2-1309,
	LIQ FAC: Citibank N.A.
	0.180% 12/01/40 (06/04/15) (a)(b)(d)	3,750,000	3,750,000
		OTHER TOTAL	3,750,000

	Total Closed-End Investment Company (cost of $3,750,000)		3,750,000

3

Total Investments — 99.7% (cost of $47,521,427)(e)	47,521,427

Other Assets & Liabilities, Net — 0.3%	158,229

Net Assets — 100.0%	47,679,656

Notes to Investment Portfolio:

*                 Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations.  For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2015, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$43,771,427	$—	$43,771,427
Total Closed-End Investment Company	—	3,750,000	—	3,750,000
Total Investments	$—	$47,521,427	$—	$47,521,427

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the nine months ended May 31, 2015, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

4

(a)         Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2015.

(b)         Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(c)          Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2015.

(d)         Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, these securities, which are not illiquid, amounted to $7,545,000 or 15.8% of net assets for the Fund.

(e)          Cost for federal income tax purposes is $47,521,427.

Acronym	Name

AMT	Alternative Minimum Tax
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MERLOTs	Municipal Exempt Receipts - Liquidity Optional Tender Series
PUTTERs	Puttable Tax Exempt Receipts
SPA	Stand-by Purchase Agreement

5

INVESTMENT PORTFOLIO

May 31, 2015 (Unaudited)	BofA Government Plus Reserves

	Par ($)	Value ($)*
Government & Agency Obligations — 54.8%
U.S. Government Agencies — 54.8%
Federal Farm Credit Bank
0.100% 07/15/15 (06/01/15) (a)(b)	8,740,000	8,739,786
0.156% 10/03/16 (06/03/15) (a)(b)	11,935,000	11,929,531
0.165% 01/24/17 (06/24/15) (a)(b)	4,320,000	4,319,677
0.167% 09/06/16 (06/06/15) (a)(b)	5,065,000	5,064,543
0.169% 09/01/15 (06/01/15) (a)(b)	3,960,000	3,960,105
0.169% 08/01/16 (06/01/15) (a)(b)	20,000,000	19,998,881
0.180% 10/08/15 (06/08/15) (a)(b)	4,729,000	4,729,064
0.181% 08/03/15 (06/03/15) (a)(b)	440,000	440,016
0.181% 03/02/17 (06/02/15) (a)(b)	7,660,000	7,662,760
0.184% 10/01/15 (06/01/15) (a)(b)	1,330,000	1,330,046
0.184% 12/01/16 (06/01/15) (a)(b)	8,618,000	8,618,049
0.185% 11/29/16 (06/29/15) (a)(b)	215,000	215,066
0.186% 09/14/15 (06/14/15) (a)(b)	37,000	37,001
0.186% 11/19/15 (06/19/15) (a)(b)	2,195,000	2,195,033
0.190% 02/23/17 (06/23/15) (a)(b)	1,701,000	1,701,302
0.191% 06/03/16 (06/03/15) (a)(b)	317,000	316,904
0.192% 02/06/17 (06/06/15) (a)(b)	685,000	685,004
0.193% 06/17/16 (06/17/15) (a)(b)	2,350,000	2,350,354
0.196% 11/14/16 (06/14/15) (a)(b)	2,295,000	2,295,005
0.196% 01/19/16 (06/19/15) (a)(b)	4,395,000	4,395,624
0.200% 01/13/16 (06/01/15) (a)(b)	7,705,000	7,704,759
0.200% 07/08/16 (06/08/15) (a)(b)	1,500,000	1,499,999
0.201% 10/03/16 (06/03/15) (a)(b)	3,045,000	3,045,693
0.202% 10/11/16 (06/11/15) (a)(b)	990,000	990,182
0.203% 04/18/16 (06/18/15) (a)(b)	2,990,000	2,990,759
0.205% 06/22/15	785,000	785,018
0.205% 08/26/16 (06/26/15) (a)(b)	530,000	530,168
0.206% 09/14/16 (06/14/15) (a)(b)	5,800,000	5,802,028
0.210% 09/22/15 (06/22/15) (a)(b)	1,286,000	1,286,164
0.210% 10/22/15 (06/01/15) (a)(b)	980,000	980,058
0.210% 01/04/16 (06/01/15) (a)(b)	125,000	124,996
0.211% 06/02/16 (06/02/15) (a)(b)	500,000	500,156
0.211% 01/03/17 (06/03/15) (a)(b)	6,950,000	6,951,823
0.213% 09/18/15 (06/18/15) (a)(b)	2,100,000	2,100,372
0.214% 07/20/15 (06/20/15) (a)(b)	2,920,000	2,920,212
0.215% 06/26/15	5,475,000	5,475,244
0.215% 10/26/15 (06/26/15) (a)(b)	1,000,000	1,000,115
0.215% 09/12/16 (06/12/15) (a)(b)	3,643,000	3,644,500

1

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
0.216% 12/28/16 (06/28/15) (a)(b)	4,055,000	4,058,260
0.223% 08/17/15 (06/17/15) (a)(b)	3,386,000	3,386,395
0.226% 02/13/17 (06/13/15) (a)(b)	230,000	230,120
0.233% 01/17/17 (06/17/15) (a)(b)	1,365,000	1,365,911
0.233% 04/17/17 (06/17/15) (a)(b)	925,000	925,970
0.235% 10/26/15 (06/26/15) (a)(b)	575,000	575,117
0.235% 02/24/16 (06/24/15) (a)(b)	2,154,000	2,154,838
0.240% 02/27/17 (06/27/15) (a)(b)	1,680,000	1,681,146
0.250% 12/21/15	10,865,000	10,865,435
0.250% 02/01/16 (06/01/15) (a)(b)	300,000	300,142
0.254% 04/20/16 (06/20/15) (a)(b)	3,097,000	3,098,894
0.277% 12/06/16 (06/06/15) (a)(b)	1,855,000	1,857,588
0.420% 10/15/15	830,000	830,762
1.500% 11/16/15	250,000	251,398
4.875% 12/16/15	4,344,000	4,453,401
Federal Home Loan Bank
0.080% 07/22/15 (c)	25,000,000	24,997,167
0.100% 09/23/15	16,850,000	16,848,637
0.110% 06/17/15 (c)	60,113,000	60,110,061
0.110% 07/15/15 (c)	7,895,000	7,893,939
0.120% 08/03/15	7,055,000	7,054,869
0.125% 06/02/15	280,000	280,000
0.125% 06/03/15	10,230,000	10,230,010
0.125% 06/04/15	470,000	470,001
0.125% 06/16/15	2,070,000	2,070,013
0.125% 06/19/15	445,000	445,006
0.125% 07/02/15	405,000	404,998
0.125% 07/17/15	4,930,000	4,929,953
0.125% 07/23/15	605,000	605,031
0.125% 07/29/15	1,985,000	1,984,992
0.125% 08/04/15	395,000	395,016
0.125% 08/28/15	5,145,000	5,145,114
0.125% 09/02/15	6,925,000	6,924,311
0.125% 09/08/15	680,000	679,892
0.125% 11/25/15	90,000	89,905
0.135% 07/29/15 (c)	4,130,000	4,129,102
0.140% 07/22/15	15,505,000	15,504,654
0.140% 07/24/15 (c)	15,000,000	14,996,908
0.150% 10/02/15	4,195,000	4,194,820

2

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
0.155% 10/14/15 (c)	3,530,000	3,527,948
0.160% 10/07/15 (c)	7,960,000	7,955,472
0.180% 07/29/15	280,000	280,041
0.190% 08/21/15	3,770,000	3,770,400
0.190% 09/08/15	1,435,000	1,435,181
0.190% 09/17/15	4,775,000	4,775,594
0.190% 09/29/15	14,000,000	14,003,173
0.190% 10/14/15	1,850,000	1,850,117
0.200% 08/12/15	915,000	915,069
0.200% 08/18/15	1,475,000	1,475,121
0.200% 08/19/15 (06/01/15) (a)(b)	355,000	355,011
0.200% 08/25/15	690,000	690,062
0.200% 09/15/15	1,480,000	1,480,245
0.200% 09/18/15	3,330,000	3,330,638
0.200% 09/25/15	9,300,000	9,302,324
0.200% 09/29/15	530,000	530,134
0.210% 08/21/15	705,000	705,077
0.210% 08/26/15	2,510,000	2,510,335
0.210% 10/13/15	6,305,000	6,306,090
0.220% 08/19/15 (06/01/15) (a)(b)	3,905,000	3,905,512
0.220% 10/07/15 (06/01/15) (a)(b)	2,240,000	2,240,689
0.260% 07/23/15	980,000	980,139
0.270% 12/15/15	4,860,000	4,860,711
0.375% 08/28/15	10,005,000	10,010,581
0.440% 08/28/15	195,000	195,131
0.500% 06/12/15	12,135,000	12,136,470
0.650% 08/24/15	1,395,000	1,396,576
1.350% 08/28/15	30,000	30,087
1.630% 08/20/15	310,000	311,018
1.750% 09/11/15	40,000	40,177
2.875% 06/12/15	4,610,000	4,613,890
2.875% 09/11/15	4,580,000	4,614,348
4.750% 09/11/15	1,550,000	1,569,802
5.000% 12/21/15	240,000	246,267
Federal Home Loan Mortgage Corp.
0.100% 06/05/15 (c)	4,790,000	4,789,947
0.122% 07/27/15 (c)	6,190,000	6,188,825
0.160% 09/11/15 (c)	27,125,000	27,112,703
0.163% 10/16/15 (06/16/15) (a)(b)	13,875,000	13,874,994
0.173% 07/16/15 (06/16/15) (a)(b)	1,225,000	1,225,041

3

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
0.191% 01/13/17 (06/13/15) (a)(b)	10,000,000	9,998,358
0.240% 11/04/15 (c)	5,025,000	5,019,774
0.240% 11/16/15 (c)	970,000	968,914
0.250% 12/07/15 (c)	4,501,000	4,495,093
0.300% 07/08/15	485,000	485,068
0.420% 09/18/15	16,073,000	16,085,854
0.450% 09/04/15	9,812,000	9,819,975
0.450% 11/24/15	2,425,000	2,427,012
0.500% 08/28/15	23,841,000	23,861,815
0.500% 09/25/15	6,700,000	6,707,801
1.750% 09/10/15	34,968,000	35,121,394
4.375% 07/17/15	15,582,000	15,665,708
4.750% 11/17/15	3,537,000	3,610,471
Federal National Mortgage Association
0.150% 09/23/15 (c)	503,000	502,761
0.195% 07/25/16 (06/25/15) (a)(b)	8,000,000	8,000,329
0.205% 08/26/16 (06/26/15) (a)(b)	1,935,000	1,935,305
0.206% 08/15/16 (06/15/15) (a)(b)	8,952,000	8,953,597
0.224% 04/01/16 (07/01/15) (a)(b)	70,000	69,971
0.350% 08/28/15	4,595,000	4,597,354
0.375% 12/21/15	6,172,000	6,176,721
0.440% 01/20/16 (06/01/15) (a)(b)	1,205,000	1,207,067
0.500% 07/02/15	60,089,000	60,107,758
0.500% 09/28/15	34,896,000	34,936,552
0.500% 10/22/15	2,270,000	2,272,939
0.670% 08/26/15	490,000	490,583
1.625% 10/26/15	1,429,000	1,437,348
1.875% 09/09/15	1,050,000	1,054,866
1.875% 10/15/15	900,000	905,708
2.000% 08/18/15	1,260,000	1,265,072
2.150% 08/04/15	2,905,000	2,915,155
2.200% 09/16/15	2,435,000	2,449,261
2.375% 07/28/15	24,825,000	24,912,159
4.375% 10/15/15	3,688,000	3,745,532

4

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
Tennessee Valley Authority
4.375% 06/15/15	1,178,000	1,179,912
U.S. GOVERNMENT AGENCIES TOTAL		834,659,900

Total Government & Agency Obligations (cost of $834,659,900)		834,659,900

Repurchase Agreements — 45.6%
Joint Repurchase Agreement Treasury & Agency Account, dated 05/29/15, due 06/01/15 (repurchase proceeds $110,001,008) (d)	110,000,000	110,000,000
Joint Repurchase Agreement Treasury Account, dated 05/29/15, due 06/01/15 (repurchase proceeds $15,000,113) (d)	15,000,000	15,000,000
Repurchase agreement with ABN Amro NV, dated 05/29/15, due 06/01/15 at 0.120%, collateralized by U.S. Treasury obligations and U.S. Government Agency obligations with various maturities to 04/20/45, market value $102,001,020 (repurchase proceeds $100,001,000)	100,000,000	100,000,000
Repurchase agreement with Credit Agricole CIB US, dated 05/29/15, due 06/01/15 at 0.100%, collateralized by U.S. Government Agency obligations with various maturities to 12/01/42, market value $51,000,425 (repurchase proceeds $50,000,417)	50,000,000	50,000,000
Repurchase agreement with Credit Suisse Securities USA LLC, dated 04/01/15, due 06/01/15 at 0.170%, collateralized by U.S. Government Agency obligations with various maturities to 10/01/39, market value $25,500,155 (repurchase proceeds $25,007,201)	25,000,000	25,000,000
Repurchase agreement with Goldman Sachs & Co., dated 05/29/15, due 06/01/15 at 0.100%, collateralized by U.S. Government Agency obligations with various maturities to 03/01/42, market value $44,353,030 (repurchase proceeds $43,483,362)	43,483,000	43,483,000
Repurchase agreement with Goldman Sachs & Co., dated 05/29/15, due 06/01/15 at 0.100%, collateralized by U.S. Government Agency obligations with various maturities to 05/01/45, market value $51,000,426 (repurchase proceeds $50,000,417)	50,000,000	50,000,000
Repurchase agreement with Societe Generale NY, dated 05/29/15, due 06/01/15 at 0.120%, collateralized by U.S. Government Agency obligations with various maturities to 09/01/44, market value $102,000,000 (repurchase proceeds $100,001,000)	100,000,000	100,000,000

5

		Par ($)	Value ($)
Repurchase Agreements — (CONTINUED)
	Repurchase agreement with TD Securities USA LLC, dated 05/28/15, due 06/04/15 at 0.110%, collateralized by U.S. Treasury obligations and U.S. Government Agency obligations with various maturities to 01/01/45, market value $51,000,645 (repurchase proceeds $50,001,069)	50,000,000	50,000,000
	Repurchase agreement with TD Securities USA LLC, dated 05/29/15, due 06/01/15 at 0.110%, collateralized by U.S. Treasury obligations and a U.S. Government Agency obligation with various maturities to 06/30/21, market value $25,500,299 (repurchase proceeds $25,000,229)	25,000,000	25,000,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 04/07/15, due 07/06/15 at 0.140%, collateralized by a U.S. Treasury obligation maturing 11/15/42, market value $15,303,290 (repurchase proceeds $15,005,250)	15,000,000	15,000,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 05/08/15, due 08/06/15 at 0.110%, collateralized by a U.S. Treasury obligation maturing 11/15/42, market value $10,200,835 (repurchase proceeds $10,002,750)	10,000,000	10,000,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 05/26/15, due 06/02/15 at 0.100%, collateralized by a U.S. Treasury obligation maturing 06/30/16, market value $51,000,934 (repurchase proceeds $50,000,972)	50,000,000	50,000,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 05/27/15, due 06/03/15 at 0.090%, collateralized by a U.S. Treasury obligation maturing 06/30/16, market value $51,000,730 (repurchase proceeds $50,000,875)	50,000,000	50,000,000

	Total Repurchase Agreements (cost of $693,483,000)		693,483,000

	Total Investments — 100.4% (cost of $1,528,142,900)(e)		1,528,142,900

	Other Assets & Liabilities, Net — (0.4)%		(6,181,631)

	Net Assets — 100.0%		1,521,961,269

6

Notes to Investment Portfolio:

*                 Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations.  For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2015, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$834,659,900	$—	$834,659,900
Total Repurchase Agreements	—	693,483,000	—	693,483,000
Total Investments	$—	$1,528,142,900	$—	$1,528,142,900

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the nine months ended May 31, 2015, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)         The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2015.

(b)         Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(c)          The rate shown represents the discount rate at the date of purchase.

(d)         See the tables following the Notes to the Investment Portfolio for additional information on the Joint Repurchase Agreement Treasury Account and the Joint Repurchase Agreement Treasury & Agency Account.

(e)          Cost for federal income tax purposes is $1,528,142,900.

7

Joint Repurchase Agreement Treasury Account - At May 31, 2015, certain BofA Funds had undivided interests in the Joint Repurchase Agreement Treasury Account (2,100,000,000 total principal amount) with a maturity date of June 1, 2015 as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
BofA Cash Reserves	$92,000,000	$92,000,690	$93,840,706
BofA Money Market Reserves	177,000,000	177,001,328	180,541,358
BofA Treasury Reserves	1,816,000,000	1,816,013,620	1,852,333,930
BofA Government Plus Reserves	15,000,000	15,000,113	15,300,115
Total	$2,100,000,000	$2,100,015,751	$2,142,016,109

The principal amounts of each Fund’s interest in the Joint Repurchase Agreement Treasury Account was as follows:

Counterparty	Interest Rate	BofA Cash Reserves	BofA Money Market Reserves	BofA Treasury Reserves	BofA Government Plus Reserves	Total
BNP Paribas Securities Corp.	0.09%	$30,666,667	$59,000,000	$605,333,333	$5,000,000	$700,000,000
Credit Agricole CIB/US	0.09	61,333,333	118,000,000	1,210,666,667	10,000,000	1,400,000,000
Total		$92,000,000	$177,000,000	$1,816,000,000	$15,000,000	$2,100,000,000

At May 31, 2015, the Joint Repurchase Agreement Treasury Account was fully collateralized by U.S. Treasury obligations with various maturities to 02/15/2043, market value $2,142,016,109.

Joint Repurchase Agreement Treasury & Agency Account - At May 31, 2015, certain BofA Funds had undivided interests in the Joint Repurchase Agreement Treasury & Agency Account (500,000,000 total principal amount) with a maturity date of June 1, 2015 as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
BofA Cash Reserves	$153,199,000	$153,200,404	$156,264,413
BofA Money Market Reserves	236,801,000	236,803,171	241,539,235
BofA Government Plus Reserves	110,000,000	110,001,008	112,201,028
Total	$500,000,000	$500,004,583	$510,004,676

The principal amounts of each Fund’s interest in the Joint Repurchase Agreement Treasury &Agency Account was as follows:

Counterparty	Interest Rate	BofA Cash Reserves	BofA Money Market Reserves	BofA Government Plus Reserves	Total
Credit Agricole CIB/US	0.11%	$107,239,300	$165,760,700	$77,000,000	$350,000,000
RBC Capital Markets	0.11	45,959,700	71,040,300	33,000,000	150,000,000
Total		$153,199,000	$236,801,000	$110,000,000	$500,000,000

At May 31, 2015, the Joint Repurchase Agreement Treasury & Agency Account was fully collateralized by U.S. Government Agency obligations with various maturities to 01/20/2065, market value $510,004,676.

8

INVESTMENT PORTFOLIO

May 31, 2015 (Unaudited)	BofA Government Reserves

	Par ($)	Value ($)*
Government & Agency Obligations — 95.0%
U.S. Government Agencies — 86.9%
Federal Farm Credit Bank
0.040% 06/03/15 (a)	22,393,000	22,392,950
0.050% 06/15/15 (a)	40,000,000	39,999,222
0.050% 06/16/15 (a)	15,000,000	14,999,688
0.060% 07/08/15 (a)	50,000,000	49,996,917
0.060% 07/23/15 (a)	25,000,000	24,997,833
0.070% 07/13/15 (a)	29,970,000	29,967,552
0.070% 07/17/15 (a)	10,000,000	9,999,106
0.070% 07/27/15 (a)	25,000,000	24,997,278
0.070% 08/04/15 (a)	25,000,000	24,996,889
0.080% 08/06/15 (a)	25,000,000	24,996,333
0.080% 08/31/15 (a)	52,000,000	51,989,484
0.080% 09/17/15 (a)	50,000,000	49,988,000
0.100% 07/15/15 (06/01/15) (b)(c)	30,010,000	30,009,265
0.110% 07/13/15 (a)	15,000,000	14,998,075
0.110% 09/18/15 (a)	10,000,000	9,996,669
0.120% 07/17/15 (06/01/15) (b)(c)	33,000,000	32,999,150
0.130% 06/17/15	6,000,000	6,000,148
0.130% 07/10/15 (a)	1,133,000	1,132,840
0.140% 07/15/15 (a)	10,000,000	9,998,289
0.150% 07/09/15	7,500,000	7,500,023
0.156% 10/03/16 (06/03/15) (b)(c)	6,640,000	6,637,417
0.165% 01/24/17 (06/24/15) (b)(c)	15,680,000	15,678,826
0.165% 09/01/15 (06/01/15) (b)(c)	88,830,000	88,832,363
0.165% 08/01/16 (06/01/15) (b)(c)	43,000,000	42,997,557
0.167% 09/06/16 (06/06/15) (b)(c)	19,935,000	19,933,203
0.169% 10/20/16 (06/20/15) (b)(c)	30,000,000	29,989,589
0.180% 10/08/15 (06/08/15) (b)(c)	1,392,000	1,391,974
0.181% 08/03/15 (06/03/15) (b)(c)	4,290,000	4,290,153
0.181% 03/02/17 (06/02/15) (b)(c)	30,930,000	30,941,144
0.182% 07/06/15 (06/06/15) (b)(c)	200,000	200,006
0.184% 10/01/15 (06/01/15) (b)(c)	2,175,000	2,175,078
0.185% 11/29/16 (06/29/15) (b)(c)	785,000	785,242
0.186% 09/14/15 (06/14/15) (b)(c)	7,412,000	7,412,470
0.186% 11/19/15 (06/19/15) (b)(c)	5,575,000	5,575,041
0.190% 02/23/17 (06/23/15) (b)(c)	8,599,000	8,600,221
0.190% 06/04/15	5,935,000	5,935,048
0.190% 09/09/15	1,550,000	1,550,282
0.192% 02/06/17 (06/06/15) (b)(c)	20,590,000	20,590,131
0.193% 06/17/16 (06/17/15) (b)(c)	500,000	500,055
0.196% 11/14/16 (06/14/15) (b)(c)	2,984,000	2,984,450

1

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
0.196% 01/19/16 (06/19/15) (b)(c)	7,905,000	7,906,134
0.200% 08/14/15	12,450,000	12,451,945
0.200% 01/13/16 (06/01/15) (b)(c)	47,745,000	47,743,507
0.201% 10/03/16 (06/03/15) (b)(c)	14,800,000	14,803,603
0.202% 10/11/16 (06/11/15) (b)(c)	7,510,000	7,511,490
0.205% 06/22/15	22,890,000	22,890,486
0.205% 08/26/16 (06/26/15) (b)(c)	1,970,000	1,970,622
0.206% 09/14/16 (06/14/15) (b)(c)	20,539,000	20,546,335
0.210% 09/22/15 (06/22/15) (b)(c)	7,780,000	7,781,017
0.210% 10/22/15 (06/01/15) (b)(c)	5,900,000	5,900,351
0.210% 01/04/16 (06/01/15) (b)(c)	805,000	804,976
0.211% 06/02/16 (06/02/15) (b)(c)	8,030,000	8,032,896
0.211% 01/03/17 (06/03/15) (b)(c)	24,065,000	24,071,318
0.213% 09/18/15 (06/18/15) (b)(c)	23,500,000	23,504,259
0.214% 07/20/15 (06/20/15) (b)(c)	40,355,000	40,357,593
0.215% 06/26/15	34,005,000	34,006,413
0.215% 10/26/15 (06/26/15) (b)(c)	3,250,000	3,250,546
0.215% 09/12/16 (06/12/15) (b)(c)	11,607,000	11,612,314
0.215% 07/27/15 (06/27/15) (b)(c)	4,000,000	4,000,249
0.216% 12/28/16 (06/28/15) (b)(c)	14,945,000	14,957,016
0.223% 08/17/15 (06/17/15) (b)(c)	9,851,000	9,852,251
0.225% 07/24/15 (06/24/15) (b)(c)	11,525,000	11,526,163
0.225% 03/24/17 (06/24/15) (b)(c)	1,000,000	1,000,556
0.226% 02/13/17 (06/13/15) (b)(c)	1,770,000	1,771,015
0.230% 10/15/15	9,500,000	9,503,215
0.233% 01/17/17 (06/17/15) (b)(c)	2,580,000	2,581,629
0.233% 04/17/17 (06/17/15) (b)(c)	3,575,000	3,578,747
0.235% 10/26/15 (06/26/15) (b)(c)	8,190,000	8,192,184
0.235% 02/24/16 (06/24/15) (b)(c)	9,703,000	9,708,322
0.240% 02/27/17 (06/27/15) (b)(c)	9,724,000	9,734,097
0.250% 08/19/15	2,500,000	2,500,638
0.250% 09/10/15	580,000	580,155
0.250% 09/21/15 (06/01/15) (b)(c)	800,000	800,224
0.250% 12/21/15	36,700,000	36,701,470
0.250% 02/01/16 (06/01/15) (b)(c)	3,700,000	3,699,749
0.254% 04/20/16 (06/20/15) (b)(c)	1,040,000	1,040,657
0.277% 12/06/16 (06/06/15) (b)(c)	3,090,000	3,094,640
0.300% 06/04/15	1,500,000	1,500,023
0.300% 07/13/15	4,250,000	4,250,952
0.320% 08/03/15 (06/01/15) (b)(c)	2,405,000	2,405,588
0.350% 07/30/15	16,050,000	16,056,218

2

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
0.350% 10/29/15	3,000,000	3,002,546
0.375% 09/09/15	5,000,000	5,003,161
0.400% 08/26/15	1,500,000	1,500,772
0.400% 09/25/15	3,150,000	3,152,751
0.420% 10/15/15	5,620,000	5,625,546
0.430% 11/16/15	410,000	410,295
0.500% 06/23/15	15,075,000	15,078,535
0.550% 08/17/15	16,850,000	16,864,592
0.550% 09/16/15	15,000,000	15,018,570
1.350% 07/20/15	750,000	751,267
1.500% 11/16/15	24,319,000	24,460,196
4.625% 08/26/15	1,000,000	1,010,529
4.700% 08/10/15	1,885,000	1,901,498
5.250% 06/29/15	1,400,000	1,405,514
Federal Home Loan Bank
0.010% 06/01/15 (a)	8,221,000	8,221,000
0.045% 06/24/15 (a)	133,969,000	133,965,148
0.045% 06/26/15 (a)	41,959,000	41,957,689
0.047% 06/19/15 (a)	166,854,000	166,850,079
0.048% 06/05/15 (a)	39,850,000	39,849,787
0.050% 06/17/15 (a)	48,078,000	48,076,932
0.050% 06/19/15 (a)	222,287,000	222,281,443
0.050% 06/24/15 (a)	169,394,000	169,388,589
0.050% 06/26/15 (a)	9,704,000	9,703,663
0.058% 06/12/15 (a)	168,776,000	168,773,009
0.060% 06/03/15 (a)	21,671,000	21,670,928
0.060% 06/05/15 (a)	98,171,000	98,170,346
0.060% 06/09/15 (a)	21,150,000	21,149,718
0.060% 06/10/15 (a)	44,715,000	44,714,329
0.060% 06/12/15 (a)	145,823,000	145,820,327
0.060% 06/17/15 (a)	18,297,000	18,296,512
0.060% 06/22/15 (a)	40,923,000	40,921,568
0.062% 06/05/15 (a)	63,355,000	63,354,564
0.070% 06/03/15 (a)	60,655,000	60,654,764
0.070% 06/12/15 (a)	12,758,000	12,757,727
0.070% 06/17/15 (a)	69,427,000	69,424,840
0.070% 07/02/15 (a)	19,061,000	19,059,851
0.073% 06/16/15 (a)	24,123,000	24,122,266
0.075% 07/24/15 (a)	83,969,000	83,959,728
0.076% 07/22/15 (a)	16,512,000	16,510,222
0.080% 06/17/15 (a)	22,716,000	22,715,192
0.080% 06/30/15	910,000	909,999

3

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
0.080% 07/01/15 (a)	83,340,000	83,334,444
0.080% 07/10/15 (a)	10,400,000	10,399,099
0.080% 07/15/15 (a)	36,240,000	36,236,457
0.080% 07/16/15 (a)	75,000,000	74,992,500
0.082% 07/24/15 (a)	42,205,000	42,199,905
0.083% 06/24/15 (a)	121,917,000	121,910,535
0.083% 07/15/15 (a)	50,000,000	49,994,928
0.085% 07/24/15 (a)	20,780,000	20,777,400
0.090% 06/01/15 (a)	915,000	915,000
0.090% 06/02/15	14,865,000	14,864,994
0.090% 07/22/15 (a)	1,680,000	1,679,786
0.090% 08/26/15 (a)	53,834,000	53,822,426
0.095% 08/05/15 (a)	4,220,000	4,219,276
0.097% 08/12/15 (a)	126,580,000	126,555,443
0.100% 07/24/15	131,890,000	131,886,581
0.100% 07/27/15	69,530,000	69,528,539
0.110% 06/01/15	20,660,000	20,660,000
0.110% 06/17/15 (a)	35,000,000	34,998,289
0.110% 07/15/15 (a)	28,445,000	28,441,176
0.120% 08/03/15	68,420,000	68,421,274
0.125% 06/02/15	995,000	995,001
0.125% 06/03/15	19,200,000	19,200,013
0.125% 06/04/15	1,550,000	1,550,003
0.125% 06/08/15	10,870,000	10,870,080
0.125% 06/16/15	6,475,000	6,475,136
0.125% 06/19/15	9,815,000	9,815,135
0.125% 07/02/15	1,315,000	1,314,994
0.125% 07/10/15	2,160,000	2,160,012
0.125% 07/17/15	31,270,000	31,270,016
0.125% 07/23/15	2,440,000	2,440,123
0.125% 07/29/15	1,315,000	1,314,947
0.125% 08/04/15	1,600,000	1,600,065
0.125% 08/13/15	1,000,000	999,954
0.125% 08/14/15	31,605,000	31,606,472
0.125% 08/28/15	20,010,000	20,010,481
0.125% 09/02/15	6,650,000	6,649,948
0.125% 09/08/15	2,185,000	2,184,651
0.125% 09/14/15	2,000,000	2,000,010
0.125% 11/25/15	330,000	329,650
0.130% 06/19/15	1,000,000	1,000,007
0.130% 07/31/15 (a)	85,000,000	84,981,583

4

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
0.130% 10/14/15 (a)	8,465,000	8,460,873
0.135% 07/29/15 (a)	13,830,000	13,826,992
0.140% 07/20/15	35,850,000	35,849,305
0.140% 07/22/15	52,225,000	52,223,834
0.140% 07/24/15 (a)	92,628,000	92,608,908
0.140% 09/02/15 (a)	840,000	839,696
0.145% 07/17/15 (a)	15,450,000	15,447,137
0.150% 09/11/15 (a)	3,500,000	3,498,513
0.150% 10/02/15	14,625,000	14,624,374
0.155% 10/14/15 (a)	12,285,000	12,277,859
0.160% 09/25/15	630,000	629,994
0.160% 10/07/15 (a)	27,745,000	27,729,216
0.170% 06/30/15	2,890,000	2,890,099
0.170% 07/23/15	20,665,000	20,666,193
0.170% 09/25/15	3,355,000	3,355,073
0.171% 09/09/15 (a)	2,000,000	1,999,050
0.180% 07/29/15	39,780,000	39,784,137
0.190% 08/21/15	12,625,000	12,626,340
0.190% 09/08/15	5,015,000	5,015,633
0.190% 09/17/15	16,650,000	16,652,070
0.190% 09/29/15	58,495,000	58,507,970
0.190% 10/14/15	13,475,000	13,476,100
0.200% 08/12/15	3,060,000	3,060,232
0.200% 08/18/15	6,440,000	6,440,416
0.200% 08/19/15 (06/01/15) (b)(c)	795,000	795,070
0.200% 08/25/15	2,305,000	2,305,207
0.200% 09/14/15	5,900,000	5,901,114
0.200% 09/15/15	5,160,000	5,160,853
0.200% 09/18/15	11,230,000	11,232,064
0.200% 09/18/15	2,000,000	2,000,397
0.200% 09/25/15	76,455,000	76,470,059
0.200% 09/29/15	15,320,000	15,323,506
0.210% 08/21/15	5,235,000	5,235,695
0.210% 08/26/15	9,070,000	9,071,271
0.210% 10/13/15	22,550,000	22,553,898
0.210% 11/30/15	9,000,000	8,997,615
0.220% 08/14/15 (06/01/15) (b)(c)	8,000,000	8,000,994
0.220% 08/19/15 (06/01/15) (b)(c)	560,000	560,074
0.220% 10/07/15 (06/01/15) (b)(c)	8,560,000	8,562,634
0.220% 11/23/15	1,800,000	1,799,802
0.225% 12/01/15 (a)	20,696,000	20,672,329
0.230% 10/14/15	4,030,000	4,031,038

5

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Agencies — (CONTINUED)
	0.230% 11/02/15 (a)	13,535,000	13,521,683
	0.240% 11/06/15 (a)	4,100,000	4,095,681
	0.240% 11/17/15 (a)	820,000	819,076
	0.250% 10/15/15	4,225,000	4,226,677
	0.250% 12/09/15	495,000	494,940
	0.260% 07/21/15	8,715,000	8,716,803
	0.260% 07/23/15	7,495,000	7,496,295
	0.270% 12/08/15 (a)	820,000	818,832
	0.270% 12/15/15	16,415,000	16,417,401
	0.375% 08/28/15	61,210,000	61,244,921
	0.440% 08/28/15	660,000	660,445
	0.500% 06/12/15	35,330,000	35,334,350
	0.500% 11/20/15	9,755,000	9,765,544
	0.600% 08/17/15	3,185,000	3,188,290
	0.650% 08/24/15	760,000	760,857
	0.767% 06/11/15	840,000	840,151
	1.350% 08/28/15	115,000	115,333
	1.400% 11/27/15	4,085,000	4,108,163
	1.630% 08/20/15	1,130,000	1,133,712
	1.750% 08/10/15	2,000,000	2,006,076
	1.750% 09/11/15	19,410,000	19,495,003
	2.375% 12/11/15	15,000,000	15,169,794
	2.875% 06/12/15	27,220,000	27,242,754
	2.875% 09/11/15	12,825,000	12,921,090
	4.000% 06/16/15	825,000	826,340
	4.625% 06/12/15	945,000	946,266
	4.750% 09/11/15	5,670,000	5,742,437
	4.875% 06/12/15	6,000,000	6,008,778
	5.000% 12/21/15	9,715,000	9,971,754
	5.500% 06/12/15	2,270,000	2,273,740
Tennessee Valley Authority
	0.045% 06/30/15 (a)	13,889,000	13,888,497
	0.058% 06/16/15 (a)	50,000,000	49,998,792
	0.060% 06/30/15 (a)	25,000,000	24,998,792
	4.375% 06/15/15	20,240,000	20,272,267
U.S. GOVERNMENT AGENCIES TOTAL			5,392,895,017
U.S. Government Obligations — 8.1%
U.S. Treasury Bill
	0.015% 06/18/15 (d)	20,786,000	20,785,853
U.S. Treasury Note
	0.375% 06/15/15	279,794,000	279,831,103

6

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Government Obligations — (CONTINUED)
0.375% 06/30/15	41,960,000	41,971,590
1.875% 06/30/15	161,492,000	161,726,053
U.S. GOVERNMENT OBLIGATIONS TOTAL		504,314,599

Total Government & Agency Obligations (cost of $5,897,209,616)		5,897,209,616

Total Investments — 95.0% (cost of $5,897,209,616)(e)		5,897,209,616

Other Assets & Liabilities, Net — 5.0%		309,763,116

Net Assets — 100.0%		6,206,972,732

Notes to Investment Portfolio:

*                 Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations.  For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2015, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$5,897,209,616	$—	$5,897,209,616
Total Investments	$—	$5,897,209,616	$—	$5,897,209,616

7

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the nine months ended May 31, 2015, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)         The rate shown represents the discount rate at the date of purchase.

(b)         The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2015.

(c)          Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(d)         The rate shown represents the annualized yield at the date of purchase.

(e)          Cost for federal income tax purposes is $5,897,209,616.

8

INVESTMENT PORTFOLIO

May 31, 2015 (Unaudited)	BofA Massachusetts Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 100.6%
FLORIDA — 3.0%
FL Hillsborough Community College Foundation, Inc.
	Series 2006
	LOC: BMO Harris Bank N.A.
	0.100% 12/01/33 (06/04/15) (a)(b)	3,600,000	3,600,000
FLORIDA TOTAL			3,600,000
MASSACHUSETTS — 88.3%
MA Arlington
	Series 2014
	4.000% 11/01/15	1,123,000	1,140,566
MA Barclays Capital Municipal Trust Receipts
	Harvard University,
	Series 2010,
	LIQ FAC: Barclays Bank PLC
	0.120% 12/15/34 (06/04/15) (a)(b)(c)	1,000,000	1,000,000
MA Barnstable
	Series 2011
	3.000% 06/15/15	500,000	500,540
MA BB&T Municipal Trust
	Massachusetts State Water Resources,
	Series 2007 B,
	LIQ FAC: Branch Banking & Trust
	0.110% 02/01/29 (06/04/15) (a)(b)	1,700,000	1,700,000
MA City of Easthampton
	Series 2011
	DPCE: Massachusetts Qualified Bond Program (Chapter 44A)
	Insured: State Aid Withholding
	2.000% 03/01/16	500,000	505,966
MA Clipper Tax-Exempt Certificate Trust
	MA Bay Transportation Authority
	Series 2007
	LIQ FAC: State Street Bank & Trust Co.
	0.130% 11/01/26 (06/04/15) (a)(b)	6,000,000	6,000,000
MA Development Finance Agency
	Babson College,
	Series 2008 A,
	LOC: FHLB
	0.070% 10/01/32 (06/04/15) (a)(b)	1,925,000	1,925,000
	Bancroft Schools & Communities,
	Series 2001,
	LOC: TD Bank N.A.
	0.080% 09/01/31 (06/04/15) (a)(b)	3,835,000	3,835,000
	Beth Israel Deaconess Medical,
	Series 2011 B,
	LOC: M&T Bank:
	0.120% 06/01/41 (06/04/15) (a)(b)	6,360,000	6,360,000
	College of Pharmacy & Allied Health Services,
	Series 2005 D
	Pre-refunded 07/01/15
	Escrowed in U.S. Treasuries:
	5.000% 07/01/27	2,240,000	2,248,805
	Partners Healthcare System:
	Series 2005
	Pre-refunded 07/01/15

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
	Escrowed in U.S. Treasuries:
	5.000% 07/01/17	1,750,000	1,756,990
	Series 2011 K-1,
	SPA: Wells Fargo Bank N.A.
	0.080% 07/01/46 (06/04/15) (a)(b)	4,000,000	4,000,000
MA Easton
	Series 2006
	5.000% 08/01/15	600,000	604,811
MA Falmouth
	Series 2014 A
	1.000% 07/15/15	1,254,000	1,255,226
MA Greater Lowell Regional Vocational Technical School District
	Series 2014
	DPCE: Massachusetts Qualified Bond Program (Chapter 44A)
	2.000% 06/01/15	494,000	494,000
MA Hanover
	Series 2014
	1.000% 09/11/15	1,476,698	1,479,909
MA Haverhill
	Series 2014
	DPCE: Massachusetts Qualified Bond Program (Chapter 44A)
	1.000% 09/01/15	1,500,000	1,502,866
MA Health & Educational Facilities Authority
	Baystate Medical Center, Inc.,
	Series 2009 K
	LOC: Wells Fargo Bank N.A.
	0.080% 07/01/39 (06/01/15) (a)(b)	2,000,000	2,000,000
	Harvard University,
	Series 1999 R,
	0.070% 11/01/49 (06/01/15) (a)(d)	4,350,000	4,350,000
	Massachusetts Institute of Technology,
	Series 2001 J1
	0.070% 07/01/31 (06/04/15) (a)(d)	1,500,000	1,500,000
	The Children’s Hospital Corp.,
	Series 2010 N3
	LOC: U.S. Bank N.A.
	0.090% 10/01/38 (06/03/15) (a)(b)	4,000,000	4,000,000
	Tufts University,
	Series 1995 G
	SPA: Wells Fargo Bank N.A.
	0.080% 02/15/26 (06/01/15) (a)(b)	700,000	700,000
	Wellesley College,
	Series 1999 G,
	0.070% 07/01/39 (06/04/15) (a)(d)	2,020,000	2,020,000
MA Housing Finance Agency
	ROCS RRII R 11928,
	Series 2011, AMT,
	LIQ FAC: Citibank N.A.
	0.140% 06/01/36 (06/04/15) (a)(b)(c)	2,695,000	2,695,000
MA Industrial Finance Agency
	Governor Dummer Academy,
	Series 1996,
	LOC: TD Bank N.A.

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
	0.080% 07/01/26 (06/04/15) (a)(b)	2,000,000	2,000,000
MA Lawrence
	Series 2014 A
	DPCE: Massachusetts Qualified Bond Program (Chapter 44A):
	1.000% 06/01/15	3,000,000	3,000,000
	1.000% 12/01/15	2,000,000	2,007,089
	Series 2015
	DPCE: Massachusetts Qualified Bond Program (Chapter 44A)
	1.250% 06/01/16 (e)	1,822,450	1,838,050
MA Leominster
	Series 2014
	1.000% 06/26/15	1,000,000	1,000,547
MA Mansfield
	Series 2014
	1.000% 10/23/15	1,725,000	1,730,159
MA Medfield
	Series 2015
	2.000% 05/15/16	885,000	898,623
MA Nantucket
	Series 2015
	0.750% 11/13/15 (e)	2,400,000	2,406,408
MA Needham
	Series 2015
	2.000% 11/15/15	860,000	867,033
MA Newburyport
	Series 2015
	0.850% 10/23/15 (e)	4,769,435	4,782,837
MA Newton
	Series 2015
	2.000% 11/01/15	910,000	916,851
MA Port Authority
	0.070% 06/11/15	3,000,000	3,000,000
MA RBC Municipal Products, Inc. Trust
	Series 2012 E-38,
	LOC: Royal Bank of Canada
	0.100% 01/01/16 (06/04/15) (a)(b)(c)	8,400,000	8,400,000
MA University of Massachusetts Building Authority
	Series 2011 1,
	SPA: Wells Fargo Bank N.A.
	0.080% 11/01/34 (06/03/15) (a)(b)	4,300,000	4,300,000
MA Walpole
	Series 2014
	0.500% 11/13/15	774,872	775,569
MA Water Pollution Abatement Trust
	Clean Water Trust
	Series 2003
	Pre-refunded 08/01/15,
	Escrowed in U.S. Treasuries
	5.250% 08/01/18	1,450,000	1,462,311

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
MA Water Resources Authority
	Series 2002 C,
	LOC: Landesbank Hessen-Thüringen
	0.080% 08/01/20 (06/01/15) (a)(b)	825,000	825,000
	Series 2008 E,
	SPA: JPMorgan Chase Bank
	0.110% 08/01/37 (06/04/15) (a)(b)	10,330,000	10,330,000
MA Worcester
	Series 2014 C
	2.000% 08/15/15	735,000	737,565
MASSACHUSETTS TOTAL			104,852,721
MISSISSIPPI — 2.2%
MS Business Finance Corp.
	Chevron U.S.A., Inc.:
	Series 2007 E,
	GTY AGMT: Chevron Corp.
	0.060% 12/01/30 (06/01/15) (a)(b)	900,000	900,000
	Series 2011 B,
	GTY AGMT: Chevron Corp.
	0.130% 11/01/35 (06/01/15) (a)(b)	1,680,000	1,680,000
MISSISSIPPI TOTAL			2,580,000
NEW YORK — 1.8%
NY New York City
	Series 2012 G7
	LOC: Bank Tokyo-Mitsubishi UFJ
	0.070% 04/01/42 (06/01/15) (a)(b)	2,100,000	2,100,000
NEW YORK TOTAL			2,100,000
PUERTO RICO — 5.3%
PR Highways & Transportation Authority
	Series 2005 K
	Pre-refunded 07/01/15,
	Escrowed in U.S. Treasuries:
	5.000% 07/01/40	1,000,000	1,003,827
	5.000% 07/01/45	2,000,000	2,007,929
PR RBC Municipal Products, Inc. Trust
	Series 2015 E-54,
	LOC: Royal Bank of Canada
	LIQ FAC: Royal Bank of Canada
	0.300% 05/01/17 (06/04/15) (a)(b)(c)	2,390,000	2,390,000
PR RIB Floater Trust
	Series 2014 4WE,
	LOC: Barclays Bank PLC
	0.500% 06/30/15 (06/04/15) (a)(b)(c)	940,000	940,000
PUERTO RICO TOTAL			6,341,756
	Total Municipal Bonds (cost of $119,474,477)
			119,474,477
Closed-End Investment Company — 6.8%
OTHER — 6.8%
Nuveen AMT-Free Municipal Income Fund

4

	Par ($)	Value ($)
Closed-End Investment Company — (continued)
OTHER — (continued)
Series 2013 2-1309,
LIQ FAC: Citibank N.A.
0.180% 12/01/40 (06/04/15) (a)(b)(c)	8,000,000	8,000,000
OTHER TOTAL		8,000,000
Total Closed-End Investment Company (cost of $8,000,000)		8,000,000

Total Investments — 107.4% (cost of $127,474,477)(f)		127,474,477

Other Assets & Liabilities, Net — (7.4)%		(8,733,159)

Net Assets — 100.0%		118,741,318

Notes to Investment Portfolio:

*                 Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                            Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                            Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations.  For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•                            Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2015, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$119,474,477	$—	$119,474,477
Total Closed-End Investment Company	—	8,000,000	—	8,000,000
Total Investments	$—	$127,474,477	$—	$127,474,477

5

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the nine months ended May 31, 2015, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)         Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(b)         Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2015.

(c)          Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, these securities, which are not illiquid, amounted to $23,425,000 or 19.8% of net assets for the Fund.

(d)         Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2015.

(e)          Security purchased on a delayed delivery basis and, as such, payment for and delivery of the security has not yet taken place. Generally, no interest will accrue to the Fund until the security is delivered.

(f) Cost for federal income tax purposes is $127,474,477.

Acronym	Name

AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FHLB	Federal Home Loan Bank
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
ROCS	Reset Option Certificates
SPA	Stand-by Purchase Agreement

6

INVESTMENT PORTFOLIO

May 31, 2015 (Unaudited)	BofA Money Market Reserves

		Par ($)	Value ($)*
Certificates of Deposit — 32.7%
Bank of Montreal Chicago
	0.250% 09/16/15	129,000,000	129,000,000
	0.271% 11/04/15 (06/04/15) (a)(b)	100,000,000	100,000,000
	0.275% 12/04/15 (06/04/15) (a)(b)	95,074,000	95,074,000
Bank of Nova Scotia Houston
	0.240% 09/03/15 (06/01/15) (a)(b)	154,000,000	154,000,000
	0.250% 10/07/15 (06/01/15) (a)(b)	25,000,000	25,000,000
	0.250% 11/02/15 (06/01/15) (a)(b)	25,000,000	25,000,000
	0.262% 07/09/15 (06/09/15) (a)(b)	100,000,000	100,000,000
	0.270% 07/27/15	17,000,000	17,000,000
	0.280% 07/27/15	150,000,000	150,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd./NY
	0.310% 07/29/15	100,350,000	100,350,000
	0.310% 09/01/15 (06/01/15) (a)(b)	56,400,000	56,400,000
	0.320% 11/02/15 (06/01/15) (a)(b)	75,000,000	75,000,000
Canadian Imperial Bank of Commerce NY
	0.275% 06/12/15	125,200,000	125,200,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
	0.210% 08/14/15	90,000,000	90,000,000
	0.271% 07/07/15 (06/08/15) (a)(b)	146,400,000	146,400,000
Credit Agricole Corporate & Investment Bank NY
	0.150% 06/01/15	200,000,000	200,000,000
Credit Industriel et Commercial London
	0.270% 07/01/15	89,000,000	89,000,000
Credit Industriel et Commercial NY
	0.230% 06/01/15	86,000,000	86,000,000
	0.250% 09/01/15	81,000,000	81,000,000
	0.270% 08/07/15	148,000,000	148,000,000
	0.280% 06/01/15	66,000,000	66,000,000
Credit Suisse NY
	0.260% 07/01/15	108,000,000	108,000,000
	0.260% 08/10/15	45,000,000	45,000,000
	0.310% 08/04/15	75,000,000	75,000,000
	0.310% 08/26/15	65,000,000	65,000,000
	0.560% 08/27/15	43,278,000	43,299,797
DG Bank NY
	0.260% 08/13/15	80,000,000	79,998,377
DNB NOR Bank ASA NY
	0.120% 06/02/15	427,276,000	427,276,000

1

		Par ($)	Value ($)
Certificates of Deposit — (continued)
HSBC Bank USA NA
	0.260% 06/08/15	100,000,000	100,000,000
	0.285% 09/16/15	50,000,000	50,000,000
	0.292% 11/06/15 (06/08/15) (a)(b)	100,000,000	100,000,000
	0.315% 09/15/15	75,000,000	75,000,000
	0.340% 11/09/15	50,000,000	50,000,000
	0.340% 11/12/15	18,000,000	18,000,000
HSBC France SA
	0.360% 08/15/15	75,000,000	74,946,790
Lloyds Bank PLC NY
	0.260% 06/03/15	44,143,000	44,143,220
Mizuho Corporate Bank Ltd. London
	0.310% 07/31/15	65,000,000	64,966,443
Mizuho Corporate Bank Ltd./NY
	0.260% 06/16/15	130,000,000	130,000,000
	0.260% 08/19/15	56,921,000	56,921,000
	0.270% 06/18/15	25,000,000	25,000,000
	0.270% 07/21/15	52,000,000	52,000,000
	0.270% 07/22/15	43,000,000	43,000,000
National Bank of Canada NY
	0.397% 09/11/15 (06/11/15) (a)(b)	7,202,000	7,204,333
Nordea Bank Finland PLC NY
	0.245% 09/17/15	15,129,000	15,128,547
	0.295% 10/29/15	38,000,000	37,999,210
Skandinaviska Enskilda Banken AB/NY
	0.250% 07/02/15	16,829,000	16,829,122
Sumitomo Mitsui Banking Corp./NY
	0.250% 07/01/15	7,704,000	7,704,000
	0.311% 07/02/15 (06/02/15) (a)(b)	86,400,000	86,400,000
	0.336% 10/14/15 (06/15/15) (a)(b)	75,000,000	75,000,000
	0.336% 11/13/15 (06/11/15) (a)(b)	68,275,000	68,275,000
Svenska Handelsbanken/NY
	0.250% 06/10/15	22,173,000	22,173,276
	0.260% 09/16/15	120,000,000	120,001,782
Toronto-Dominion Bank NY
	0.220% 09/17/15	48,000,000	48,000,000
	0.252% 11/02/15 (06/02/15) (a)(b)	50,000,000	50,000,000
	0.260% 07/17/15	72,061,000	72,061,000
	0.272% 10/06/15 (06/08/15) (a)(b)	3,730,000	3,730,284
Wells Fargo Bank N.A.
	0.240% 08/04/15 (06/01/15) (a)(b)	27,000,000	27,000,000
	0.250% 08/07/15 (06/01/15) (a)(b)	160,000,000	160,000,000
	0.250% 10/08/15 (06/01/15) (a)(b)	65,000,000	65,000,000

2

		Par ($)	Value ($)
Certificates of Deposit — (continued)
	0.260% 08/03/15	48,453,000	48,453,000
	0.261% 10/07/15 (06/08/15) (a)(b)	60,000,000	60,000,000
	0.261% 11/12/15 (06/08/15) (a)(b)	84,000,000	84,000,000
	0.263% 10/08/15 (06/17/15) (a)(b)	60,000,000	60,000,000
	0.275% 06/12/15	2,495,000	2,495,000
	0.280% 08/18/15 (06/01/15) (a)(b)	12,108,000	12,108,279
	0.294% 07/08/15	700,000	699,986
	0.296% 07/14/15	3,558,000	3,557,929
	Total Certificates of Deposit (cost of $4,939,796,375)		4,939,796,375

Commercial Paper — 18.4%
ABN Amro Funding USA LLC
	0.160% 06/01/15 (c)	8,829,000	8,829,000
ANZ National International Ltd.
	0.230% 09/03/15 (c)(d)	1,086,000	1,085,348
	0.261% 11/09/15 (06/09/15) (a)(b)(c)	6,997,000	6,997,000
	0.262% 11/02/15 (06/02/15) (a)(b)(c)	52,000,000	52,000,000
	0.280% 07/17/15 (c)(d)	48,966,000	48,948,481
Bank Nederlandse Gemeenten NV
	0.175% 06/30/15 (c)(d)	30,000,000	29,995,771
	0.185% 06/12/15 (c)(d)	57,950,000	57,946,724
	0.260% 09/17/15 (c)(d)	33,387,000	33,360,958
	0.265% 12/10/15 (06/10/15) (a)(b)(c)	52,896,000	52,894,596
	0.280% 10/13/15 (c)(d)	60,000,000	59,937,467
	0.290% 10/13/15 (c)(d)	61,710,000	61,643,390
Bank of Nova Scotia (The)
	0.261% 09/04/15 (06/04/15) (a)(b)(c)	162,000,000	162,000,000
	0.280% 07/27/15 (c)(d)	50,000,000	49,978,222
	0.285% 08/10/15 (c)(d)	42,086,000	42,062,677
Bedford Row Funding Corp.
	0.250% 06/05/15 (c)(d)(e)	44,754,000	44,752,757
	0.260% 06/15/15 (c)(d)(e)	31,490,000	31,486,816
	0.285% 07/01/15 (c)(d)(e)	60,000,000	59,985,750
	0.285% 07/08/15 (c)(d)(e)	63,087,000	63,068,521
	0.290% 10/01/15 (06/01/15) (a)(b)(c)(e)	3,000,000	3,000,116
BNZ International Funding Ltd.
	0.270% 09/11/15 (c)(d)	54,000,000	53,958,690
Caisse des Depots et Consignations
	0.210% 09/16/15 (c)(d)	75,000,000	74,953,188
Coca-Cola Co.
	0.220% 06/04/15 (c)(d)	11,816,000	11,815,783
	0.220% 06/16/15 (c)(d)	88,846,000	88,837,856

3

		Par ($)	Value ($)
Commercial Paper — (continued)
	0.240% 06/23/15 (c)(d)	36,451,000	36,445,654
Collateralized Commercial Paper Co. LLC
	0.330% 07/17/15 (d)(e)	16,000,000	15,993,253
	0.400% 12/14/15 (d)(e)	127,000,000	126,723,422
Credit Suisse NY
	0.265% 07/02/15 (d)	50,000,000	49,988,590
Electricite De France SA
	0.200% 06/09/15 (c)(d)	35,757,000	35,755,411
Erste Abwicklungsanstalt
	0.240% 08/28/15 (c)(d)	71,165,000	71,123,250
	0.290% 08/17/15 (c)(d)	50,968,000	50,936,386
HSBC Bank PLC
	0.262% 10/09/15 (06/09/15) (a)(b)(c)	70,000,000	70,000,000
KFW
	0.173% 06/17/15 (c)(d)	66,865,000	66,859,874
National Australia Bank Ltd.
	0.260% 07/06/15 (c)(d)	25,123,000	25,116,650
	0.260% 07/07/15 (c)(d)	12,213,000	12,209,825
	0.261% 07/07/15 (06/08/15) (a)(b)(c)	133,877,000	133,877,000
National Bank of Canada
	0.300% 09/17/15 (c)	147,000,000	147,000,000
Nederlandse Waterschaps
	0.235% 09/04/15 (c)(d)	50,000,000	49,968,993
	0.290% 10/26/15 (c)(d)	44,590,000	44,537,198
Nestle Capital Corp.
	0.225% 07/14/15 (c)(d)	25,000,000	24,993,281
Rabobank Nederland NV NY
	0.300% 10/23/15 (d)	37,848,000	37,802,582
Societe Generale SA
	0.160% 06/01/15 (c)	8,829,000	8,829,000
Swedbank AB
	0.240% 06/15/15 (d)	13,735,000	13,733,718
	0.240% 06/16/15 (d)	29,410,000	29,407,059
	0.250% 07/02/15 (d)	25,735,000	25,729,460
Toronto-Dominion Holdings U.S.A., Inc.
	0.220% 06/01/15 (c)	4,000,000	4,000,000
Toyota Credit Canada, Inc.
	0.270% 07/27/15 (d)	4,000,000	3,998,320
Toyota Credit Puerto Rico
	0.170% 06/08/15 (d)	24,766,000	24,765,181
Toyota Motor Credit Corp.
	0.200% 06/12/15 (d)	50,000,000	49,996,944

4

		Par ($)	Value ($)
Commercial Paper — (continued)
	0.266% 11/16/15 (06/19/15) (a)(b)	70,746,000	70,746,000
	0.270% 07/30/15 (d)	80,000,000	79,964,600
	0.270% 07/31/15 (d)	95,000,000	94,957,250
	0.875% 07/17/15	1,592,000	1,593,284
Westpac Securities NZ Ltd.
	0.272% 08/10/15 (06/10/15) (a)(b)(c)	11,948,000	11,948,027
	0.275% 07/15/15 (c)(d)	25,000,000	24,991,597
	0.275% 12/14/15 (06/15/15) (a)(b)(c)	82,595,000	82,595,000
	0.277% 12/11/15 (06/11/15) (a)(b)(c)	99,245,000	99,245,000
	0.280% 07/07/15 (c)(d)	50,000,000	49,986,000
	Total Commercial Paper (cost of $2,775,356,920)		2,775,356,920
Asset-Backed Commercial Paper — 16.3%
Albion Capital Corp.
	0.150% 06/05/15 (c)(d)	97,918,000	97,916,368
	0.240% 08/17/15 (c)(d)	25,000,000	24,987,167
Chariot Funding LLC
	0.270% 07/15/15 (c)(d)	15,040,000	15,035,037
CRC Funding LLC
	0.190% 06/29/15 (c)(d)	34,931,000	34,925,838
Fairway Finance Corp.
	0.200% 06/05/15 (c)(d)	42,333,000	42,332,059
	0.230% 07/06/15 (c)(d)	54,511,000	54,498,811
	0.250% 09/14/15 (c)(d)	32,208,000	32,184,515
	0.264% 11/20/15 (06/22/15) (a)(b)(c)	23,900,000	23,898,858
	0.280% 09/03/15 (c)(d)	24,423,000	24,405,144
Jupiter Securitization Co. LLC
	0.270% 07/14/15 (c)(d)	12,900,000	12,895,840
Kells Funding LLC
	0.210% 06/16/15 (c)(d)	44,573,000	44,569,100
	0.210% 09/15/15 (c)(d)	50,000,000	49,969,083
	0.275% 09/28/15 (07/20/15) (a)(b)(c)	75,000,000	74,997,435
	0.275% 09/30/15 (07/20/15) (a)(b)(c)	120,000,000	119,995,739
	0.279% 10/29/15 (08/03/15) (a)(b)(c)	29,234,000	29,232,000
	0.286% 06/25/15 (c)	44,150,000	44,150,000
Liberty Street Funding LLC
	0.160% 06/29/15 (c)(d)	70,000,000	69,991,289
	0.300% 10/20/15 (c)(d)	42,867,000	42,816,631
	0.300% 10/26/15 (c)(d)	34,722,000	34,679,466
	0.340% 11/12/15 (c)(d)	15,406,000	15,382,138
Manhattan Asset Funding Co. LLC
	0.170% 06/02/15 (c)(d)	5,603,000	5,602,974

5

		Par ($)	Value ($)
Asset-Backed Commercial Paper — (continued)
	0.180% 06/26/15 (c)(d)	60,000,000	59,992,500
	0.240% 06/10/15 (c)(d)	10,000,000	9,999,400
	0.240% 07/27/15 (c)(d)	33,000,000	32,987,680
	0.270% 06/16/15 (c)(d)	81,000,000	80,990,888
	0.280% 08/05/15 (c)(d)	44,047,000	44,024,732
Mont Blanc Capital Corp.
	0.220% 07/08/15 (c)(d)	66,618,000	66,602,937
	0.250% 08/03/15 (c)(d)	17,698,000	17,690,257
	0.260% 08/07/15 (c)(d)	11,860,000	11,854,261
Old Line Funding LLC
	0.240% 08/06/15 (c)(d)	50,000,000	49,978,000
	0.240% 08/24/15 (c)(d)	37,112,000	37,091,217
	0.240% 09/10/15 (c)(d)	98,300,000	98,233,811
	0.240% 09/01/15 (c)(d)	68,241,000	68,199,128
	0.240% 09/04/15 (c)(d)	67,687,000	67,644,114
	0.260% 09/08/15 (06/08/15) (a)(b)(c)	50,000,000	50,000,000
	0.274% 11/16/15 (06/16/15) (a)(b)(c)	47,000,000	47,000,000
	0.274% 11/17/15 (06/17/15) (a)(b)(c)	54,000,000	54,000,000
	0.281% 07/07/15 (06/08/15) (a)(b)(c)	18,038,000	18,038,000
	0.290% 07/22/15 (c)(d)	31,114,000	31,101,217
Regency Markets No. 1 LLC
	0.120% 06/05/15 (c)(d)	57,318,000	57,317,236
Thunder Bay Funding LLC
	0.220% 06/24/15 (c)(d)	16,000,000	15,997,751
	0.240% 08/31/15 (c)(d)	33,837,000	33,816,472
	0.270% 07/14/15 (c)(d)	31,095,000	31,084,972
	0.280% 09/21/15 (c)(d)	43,822,000	43,783,826
	0.281% 07/07/15 (06/08/15) (a)(b)(c)	52,036,000	52,036,000
Versailles Commercial Paper LLC
	0.250% 06/01/15 (c)	70,740,000	70,740,000
	0.250% 06/22/15 (c)(d)	35,691,000	35,685,795
	0.250% 07/10/15 (c)(d)	26,475,000	26,467,830
	0.250% 07/16/15 (c)(d)	4,000,000	3,998,750
	0.250% 08/07/15 (c)(d)	71,457,000	71,423,753
	0.250% 08/10/15 (c)(d)	41,325,000	41,304,911
Victory Receivables Corp.
	0.170% 06/11/15 (c)(d)	128,443,000	128,436,935
	0.170% 06/26/15 (c)(d)	42,000,000	41,995,042
Working Capital Management Co.
	0.130% 06/01/15 (c)	17,700,000	17,700,000
	0.130% 06/02/15 (c)(d)	35,403,000	35,402,872

6

		Par ($)	Value ($)
Asset-Backed Commercial Paper — (continued)
	0.130% 06/05/15 (c)(d)	12,045,000	12,044,826
	Total Asset-Backed Commercial Paper (cost of $2,459,130,605)		2,459,130,605

Time Deposits — 9.0%
Credit Agricole SA
	0.070% 06/01/15	439,886,000	439,886,000
Natixis Paris
	0.070% 06/01/15	265,180,000	265,180,000
Swedbank AB
	0.060% 06/01/15	651,500,000	651,500,000
	Total Time Deposits (cost of $1,356,566,000)		1,356,566,000
Corporate Bonds — 1.5%
American Honda Finance Corp.
	1.000% 08/11/15 (c)	594,000	594,862
ANZ National International Ltd.
	1.850% 10/15/15 (c)	12,330,000	12,398,017
Bank of Montreal
	0.517% 09/24/15 (06/24/15) (a)(b)	39,816,000	39,845,311
Bank of Nova Scotia (The)
	0.750% 10/09/15	18,272,000	18,299,419
Bank of Tokyo-Mitsubishi UFJ Ltd.
	2.450% 09/11/15 (c)	8,445,000	8,489,833
Caisse Centrale Desjardins du Quebec
	2.650% 09/16/15 (c)	4,280,000	4,308,143
Canadian Imperial Bank of Commerce
	0.900% 10/01/15	5,148,000	5,155,315
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
	2.125% 10/13/15	4,583,000	4,613,028
HSBC Bank PLC
	3.500% 06/28/15 (c)	15,091,000	15,126,227
National Australia Bank Ltd.
	2.750% 09/28/15 (c)	22,186,000	22,356,733
National Bank of Canada
	1.500% 06/26/15	44,010,000	44,047,362
Royal Bank of Canada
	0.800% 10/30/15	2,491,000	2,495,229
Sumitomo Mitsui Banking Corp.
	3.150% 07/22/15 (c)	13,437,000	13,488,085

7

		Par ($)	Value ($)
Corporate Bonds — (continued)
Westpac Banking Corp.
	3.000% 08/04/15	29,818,000	29,955,196
	Total Corporate Bonds (cost of $221,172,760)		221,172,760
Municipal Bonds(b)(f) — 1.2%
ARIZONA — 0.2%
AZ Pima County Industrial Development Authority
	Tucson Electric Power Co.,
	Series 1982,
	LOC: Bank of New York
	0.110% 12/01/22 (06/03/15)	30,350,000	30,350,000
ARIZONA TOTAL			30,350,000
COLORADO — 0.1%
CO Housing & Finance Authority
	Multi-Family:
	Series 2004 A1,
	SPA: FHLB
	0.100% 10/01/34 (06/03/15)	7,345,000	7,345,000
	Series 2008 C1,
	SPA: FHLB
	0.120% 10/01/38 (06/03/15)	3,315,000	3,315,000
	Series 2005 B-1,
	SPA: FHLB
	0.100% 04/01/40 (06/03/15)	4,730,000	4,730,000
COLORADO TOTAL			15,390,000
ILLINOIS — 0.0%
IL University of Illinois
	Series 2014 C
	LOC: Northern Trust Company
	0.150% 04/01/44 (06/04/15)	5,300,000	5,300,000
ILLINOIS TOTAL			5,300,000
IOWA — 0.1%
IA Finance Authority
	Series 2004 B, AMT,
	SPA: FHLB
	0.140% 07/01/34 (06/04/15)	4,300,000	4,300,000
	Series 2007 C,
	SPA: FHLB
	0.190% 07/01/37 (06/04/15)	555,000	555,000
	Series 2007 G,
	SPA: FHLB
	0.140% 01/01/38 (06/04/15)	440,000	440,000
	Series 2007,
	SPA: FHLB
	0.140% 01/01/39 (06/04/15)	2,815,000	2,815,000
	Series 2009 G,
	SPA: FHLB
	0.190% 01/01/39 (06/04/15)	2,555,000	2,555,000
IOWA TOTAL			10,665,000

8

		Par ($)	Value ($)
Municipal Bonds(b)(f) — (continued)
MASSACHUSETTS — 0.0%
MA Simmons College
	Series 2008,
	LOC: TD Bank N.A.
	0.140% 10/01/22 (06/04/15)	4,150,000	4,150,000
MASSACHUSETTS TOTAL			4,150,000
MICHIGAN — 0.3%
MI Kent Hospital Finance Authority
	Spectrum Health,
	Series 2008 C,
	LOC: Bank of New York
	0.090% 01/15/26 (06/03/15)	37,925,000	37,925,000
MICHIGAN TOTAL			37,925,000
NEW HAMPSHIRE — 0.0%
NH Health & Education Facilities Authority
	Dartmouth College,
	Series 2007 C,
	SPA: JPMorgan Chase Bank
	0.120% 06/01/41 (06/03/15)	4,855,000	4,855,000
NEW HAMPSHIRE TOTAL			4,855,000
NEW YORK — 0.3%
NY Housing Finance Agency
	Series 2015 B
	LOC: Landesbank Hessen-Thüringen:
	0.160% 11/01/44 (06/03/15)	25,765,000	25,765,000
	West 60th Realty LLC,
	Series 2014 B1
	LOC: Manufacturers & Traders:
	0.220% 05/01/46 (06/03/15)	6,475,000	6,475,000
NY RBC Municipal Products, Inc. Trust
	Series 2014 E-51,
	LOC: Royal Bank of Canada
	0.280% 07/01/17 (06/04/15) (c)	10,000,000	10,000,000
NEW YORK TOTAL			42,240,000
PENNSYLVANIA — 0.2%
PA RBC Municipal Products, Inc. Trust
	Series 2014 E-52,
	LOC: Royal Bank of Canada
	0.280% 07/01/17 (06/04/15) (c)	25,000,000	25,000,000
PENNSYLVANIA TOTAL			25,000,000
TEXAS — 0.0%
TX State
	Product Development Project,
	Series 2005 A,
	SPA: U.S. Bank N.A.
	0.080% 06/01/45 (06/04/15)	6,030,000	6,030,000
	Small Business,
	Series 2005 B,
	SPA: U.S. Bank N.A.

9

	Par ($)	Value ($)
Municipal Bonds(b)(f) — (continued)
TEXAS — (continued)
0.080% 06/01/45 (06/04/15)	1,125,000	1,125,000
TEXAS TOTAL		7,155,000
WISCONSIN — 0.0%
WI Housing & Economic Development Authority
Series 2006 B,
SPA: FHLB
0.100% 09/01/37 (06/04/15)	3,660,000	3,660,000
Series 2008 B
SPA: BMO Harris Bank N.A.
0.120% 03/01/33 (06/03/15)	1,960,000	1,960,000
WISCONSIN TOTAL		5,620,000
Total Municipal Bonds (cost of $188,650,000)		188,650,000
Government & Agency Obligations — 0.6%
U.S. Government Agencies — 0.6%
Federal Farm Credit Bank
0.200% 01/13/16 (06/01/15) (a)(b)	57,730,000	57,728,194
Federal Home Loan Bank
0.140% 07/16/15 (d)	40,815,000	40,813,941
U.S. GOVERNMENT AGENCIES TOTAL		98,542,135
Total Government & Agency Obligations (cost of $98,542,135)		98,542,135

Closed-End Investment Company — 0.1%
OTHER — 0.1%
Nuveen Municipal Opportunity Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A.
0.190% 12/01/40 (06/04/15) (b)(c)(f)	9,100,000	9,100,000
OTHER TOTAL		9,100,000
Total Closed-End Investment Company (cost of $9,100,000)		9,100,000
Repurchase Agreements — 20.2%
Joint Repurchase Agreement Treasury & Agency Account, dated 05/29/15, due 06/01/15 (repurchase proceeds $236,803,171) (g)	236,801,000	236,801,000
Joint Repurchase Agreement Treasury Account, dated 05/29/15, due 06/01/15 (repurchase proceeds $177,001,328) (g)	177,000,000	177,000,000

10

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with ABN Amro NV, dated 05/29/15, due 06/01/15 at 0.120%, collateralized by U.S. Government Agency obligations with various maturities to 04/01/45, market value $61,932,979 (repurchase proceeds $60,718,607)	60,718,000	60,718,000
	Repurchase agreement with ABN Amro NV, dated 05/29/15, due 06/01/15 at 0.160%, collateralized by corporate bonds with various maturities to 05/30/24, market value $63,754,750 (repurchase proceeds $60,718,810)	60,718,000	60,718,000
	Repurchase agreement with ABN Amro Securities LLC, dated 05/04/15, due 07/02/15 at 0.300%, collateralized by common stocks, market value $69,690,304 (repurchase proceeds $63,371,142) (h)	63,340,000	63,340,000
	Repurchase agreement with ABN Amro Securities LLC, dated 05/29/15, due 06/01/15 at 0.240%, collateralized by common stocks, a U.S. Treasury obligation and U.S. Government Agency obligations with various maturities to 05/01/45, market value $176,892,489 (repurchase proceeds $163,942,279)	163,939,000	163,939,000
	Repurchase agreement with BNP Paribas Prime Brokerage, Inc., dated 04/23/15, due 06/01/15 at 0.450%, collateralized by a common stock, preferred stocks and corporate bonds with various maturities to 06/01/36, market value $31,095,966 (repurchase proceeds $27,072,191)	27,059,000	27,059,000
	Repurchase agreement with BNP Paribas Prime Brokerage, Inc., dated 04/23/15, due 06/03/15 at 0.450%, collateralized by a common stock, preferred stocks and corporate bonds with various maturities to 06/01/36, market value $33,584,411 (repurchase proceeds $30,080,408)	30,065,000	30,065,000
	Repurchase agreement with BNP Paribas Prime Brokerage, Inc., dated 04/23/15, due 06/10/15 at 0.450%, collateralized by common stocks, preferred stocks and corporate bonds with various maturities to 06/15/38, market value $20,605,428 (repurchase proceeds $18,049,823)	18,039,000	18,039,000
	Repurchase agreement with Citigroup Global Markets, Inc., dated 05/29/15, due 06/01/15 at 0.190%, collateralized by common stocks, market value $92,919,303 (repurchase proceeds $84,839,343)	84,838,000	84,838,000
	Repurchase agreement with Credit Suisse Securities USA LLC, dated 05/29/15, due 06/01/15 at 0.210%, collateralized by common stocks and an exchange-traded fund, market value $121,817,359 (repurchase proceeds $115,384,019)	115,382,000	115,382,000

11

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Goldman Sachs & Co., dated 05/29/15, due 06/01/15 at 0.100%, collateralized by U.S. Government Agency obligations with various maturities to 04/01/45, market value $306,167,791 (repurchase proceeds $300,164,501)	300,162,000	300,162,000
	Repurchase agreement with Goldman Sachs & Co., dated 05/29/15, due 06/01/15 at 0.100%, collateralized by U.S. Government Agency obligations with various maturities to 05/01/45, market value $108,383,043 (repurchase proceeds $106,257,885)	106,257,000	106,257,000
	Repurchase agreement with HSBC Securities USA, Inc., dated 05/18/15, at 0.160%, collateralized by U.S. Government Agency obligations and corporate bonds with various maturities to 02/15/25, market value $143,917,754 (a)(h)(i)	137,069,000	137,069,000
	Repurchase agreement with HSBC Securities USA, Inc., dated 05/29/15, due 06/01/15 at 0.160%, collateralized by corporate bonds with various maturities to 01/15/25, market value $50,400,081 (repurchase proceeds $48,000,640)	48,000,000	48,000,000
	Repurchase agreement with ING Financial Markets LLC, dated 05/29/15, due 06/01/15 at 0.210%, collateralized by common stocks, market value $77,667,599 (repurchase proceeds $70,700,237)	70,699,000	70,699,000
	Repurchase agreement with J.P. Morgan Clearing Corp., dated 03/11/15, due 06/09/15 at 0.520%, collateralized by corporate bonds with various maturities to 12/15/37, market value $17,733,181 (repurchase proceeds $16,122,933)	16,102,000	16,102,000
	Repurchase agreement with J.P. Morgan Clearing Corp., dated 03/23/15, due 06/22/15 at 0.520%, collateralized by corporate bonds with various maturities to 12/15/37, market value $17,473,823 (repurchase proceeds $15,889,859)	15,869,000	15,869,000
	Repurchase agreement with J.P. Morgan Clearing Corp., dated 05/19/15, due 08/17/15 at 0.430%, collateralized by common stocks and an exchange-traded fund, market value $20,708,190 (repurchase proceeds $19,158,573)	19,138,000	19,138,000
	Repurchase agreement with J.P. Morgan Clearing Corp., dated 05/26/15, due 08/24/15 at 0.440%, collateralized by common stocks and an exchange-traded fund, market value $37,832,605 (repurchase proceeds $35,308,797)	35,270,000	35,270,000

12

		Par ($)	Value ($)
Repurchase Agreements — (continued)

	Repurchase agreement with J.P. Morgan Clearing Corp., dated 05/29/15, due 06/05/15 at 0.290%, collateralized by common stocks, market value $64,789,407 (repurchase proceeds $60,003,383) (h)	60,000,000	60,000,000
	Repurchase agreement with J.P. Morgan Clearing Corp., dated 05/29/15, due 07/13/15 at 0.443%, collateralized by common stocks and exchange-traded funds, market value $97,642,545 (repurchase proceeds $90,049,849) (h)	90,000,000	90,000,000
	Repurchase agreement with J.P. Morgan Clearing Corp., dated 05/29/15, due 08/27/15 at 0.450%, collateralized by common stocks, market value $26,675,995 (repurchase proceeds $25,028,125) (h)	25,000,000	25,000,000
	Repurchase agreement with J.P. Morgan Clearing Corp., dated 05/29/15, due 08/28/15 at 0.580%, collateralized by corporate bonds with various maturities to 12/15/37, market value $238,186,360 (repurchase proceeds $216,846,456) (h)	216,529,000	216,529,000
	Repurchase agreement with RBC Capital Markets, dated 05/08/15, due 08/06/15 at 0.300%, collateralized by corporate bonds with various maturities to 05/15/25, market value $73,514,700 (repurchase proceeds $70,052,500) (h)	70,000,000	70,000,000
	Repurchase agreement with RBC Capital Markets, dated 05/08/15, due 08/06/15 at 0.350%, collateralized by common stocks and exchange-traded funds, market value $89,508,253 (repurchase proceeds $81,525,272) (h)	81,454,000	81,454,000
	Repurchase agreement with RBC Capital Markets, dated 05/11/15, due 06/11/15 at 0.240%, collateralized by corporate bonds with various maturities to 05/22/25, market value $112,244,963 (repurchase proceeds $106,907,090) (h)	106,885,000	106,885,000
	Repurchase agreement with RBC Capital Markets, dated 05/28/15, due 06/04/15 at 0.150%, collateralized by corporate bonds with various maturities to 05/19/25, market value $118,115,419 (repurchase proceeds $112,492,281)	112,489,000	112,489,000
	Repurchase agreement with Societe Generale NY, dated 05/29/15, due 06/01/15 at 0.120%, collateralized by U.S. Government Agency obligations with various maturities to 05/01/45, market value $61,932,980 (repurchase proceeds $60,718,607)	60,718,000	60,718,000

13

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with TD Securities USA LLC, dated 05/29/15, due 06/01/15 at 0.110%, collateralized by a U.S. Treasury obligation maturing 12/31/21, market value $49,547,034 (repurchase proceeds $48,575,445)	48,575,000	48,575,000
	Repurchase agreement with TD Securities USA LLC, dated 05/29/15, due 06/01/15 at 0.110%, collateralized by U.S. Government Agency obligations and corporate bonds with various maturities to 04/01/45, market value $81,133,968 (repurchase proceeds $77,747,713)	77,747,000	77,747,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 04/13/15, due 07/13/15 at 0.470%, collateralized by common stocks, preferred stocks and corporate bonds with various maturities to 11/15/40, market value $36,324,770 (repurchase proceeds $32,458,517)	32,420,000	32,420,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 05/01/15, due 06/05/15 at 0.310%, collateralized by corporate bonds with various maturities to 02/01/25, market value $27,636,025 (repurchase proceeds $26,320,930)	26,313,000	26,313,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 05/18/15, due 06/17/15 at 0.310%, collateralized by corporate bonds with various maturities to 03/15/25, market value $66,582,226 (repurchase proceeds $63,420,379)	63,404,000	63,404,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 05/26/15, due 06/02/15 at 0.100%, collateralized by a U.S. Treasury obligation maturing 11/15/42, market value $24,339,693 (repurchase proceeds $23,862,464)	23,862,000	23,862,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 05/29/15, due 06/01/15 at 0.120%, collateralized by U.S. Treasury obligations with various maturities to 08/15/24, market value $123,866,020 (repurchase proceeds $121,437,214)	121,436,000	121,436,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 05/29/15, due 06/01/15 at 0.210%, collateralized by common stocks, market value $49,443,212 (repurchase proceeds $45,539,797)	45,539,000	45,539,000
	Total Repurchase Agreements (cost of $3,048,836,000)		3,048,836,000

14

Total Investments — 100.0% (cost of $15,097,150,795)(j)	15,097,150,795
Other Assets & Liabilities, Net — 0.0%	(6,890,392)
Net Assets — 100.0%	15,090,260,403

Notes to Investment Portfolio:

*                 Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations.  For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2015, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Certificates of Deposit	$—	$4,939,796,375	$—	$4,939,796,375
Total Commercial Paper	—	2,775,356,920	—	2,775,356,920
Total Asset-Backed Commercial Paper	—	2,459,130,605	—	2,459,130,605
Total Time Deposits	—	1,356,566,000	—	1,356,566,000
Total Corporate Bonds	—	221,172,760	—	221,172,760
Total Municipal Bonds	—	188,650,000	—	188,650,000
Total Government & Agency Obligations	—	98,542,135	—	98,542,135
Total Closed-End Investment Company	—	9,100,000	—	9,100,000
Total Repurchase Agreements	—	3,048,836,000	—	3,048,836,000
Total Investments	$—	$15,097,150,795	$—	$15,097,150,795

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the nine months ended May 31, 2015, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

15

(a)         The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2015.

(b)         Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(c)          Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, these securities, which are not illiquid, amounted to $4,729,949,762 or 31.3% of net assets for the Fund.

(d)         The rate shown represents the discount rate at the date of purchase.

(e)          Collateralized commercial paper.

(f)           Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2015.

(g)          See the tables following the Notes to the Investment Portfolio for additional information on the Joint Repurchase Agreement Treasury Account and the Joint Repurchase Agreement Treasury & Agency Account.

(h)         This security is subject to a demand feature.

(i)             Open repurchase agreement with no specific maturity date.

(j)            Cost for federal income tax purposes is $15,097,150,795.

Joint Repurchase Agreement Treasury Account - At May 31, 2015, certain BofA Funds had undivided interests in the Joint Repurchase Agreement Treasury Account (2,100,000,000 total principal amount) with a maturity date of June 1, 2015 as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
BofA Cash Reserves	$92,000,000	$92,000,690	$93,840,706
BofA Money Market Reserves	177,000,000	177,001,328	180,541,358
BofA Treasury Reserves	1,816,000,000	1,816,013,620	1,852,333,930
BofA Government Plus Reserves	15,000,000	15,000,113	15,300,115
Total	$2,100,000,000	$2,100,015,751	$2,142,016,109

The principal amounts of each Fund’s interest in the Joint Repurchase Agreement Treasury Account was as follows:

Counterparty	Interest Rate	BofA Cash Reserves	BofA Money Market Reserves	BofA Treasury Reserves	BofA Government Plus Reserves	Total
BNP Paribas Securities Corp.	0.09%	$30,666,667	$59,000,000	$605,333,333	$5,000,000	$700,000,000
Credit Agricole CIB/US	0.09	61,333,333	118,000,000	1,210,666,667	10,000,000	1,400,000,000
Total		$92,000,000	$177,000,000	$1,816,000,000	$15,000,000	$2,100,000,000

At May 31, 2015, the Joint Repurchase Agreement Treasury Account was fully collateralized by U.S. Treasury obligations with various maturities to 02/15/2043, market value $2,142,016,109.

Joint Repurchase Agreement Treasury & Agency Account - At May 31, 2015, certain BofA Funds had undivided interests in the Joint Repurchase Agreement Treasury & Agency Account (500,000,000 total principal amount) with a maturity date of June 1, 2015 as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
BofA Cash Reserves	$153,199,000	$153,200,404	$156,264,413
BofA Money Market Reserves	236,801,000	236,803,171	241,539,235
BofA Government Plus Reserves	110,000,000	110,001,008	112,201,028
Total	$500,000,000	$500,004,583	$510,004,676

16

The principal amounts of each Fund’s interest in the Joint Repurchase Agreement Treasury &Agency Account was as follows:

Counterparty	Interest Rate	BofA Cash Reserves	BofA Money Market Reserves	BofA Government Plus Reserves	Total
Credit Agricole CIB/US	0.11%	$107,239,300	$165,760,700	$77,000,000	$350,000,000
RBC Capital Markets	0.11	45,959,700	71,040,300	33,000,000	150,000,000
Total		$153,199,000	$236,801,000	$110,000,000	$500,000,000

At May 31, 2015, the Joint Repurchase Agreement Treasury & Agency Account was fully collateralized by U.S. Government Agency obligations with various maturities to 01/20/2065, market value $510,004,676.

Acronym	Name

AMT	Alternative Minimum Tax
FHLB	Federal Home Loan Bank
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

17

INVESTMENT PORTFOLIO
May 31, 2015 (Unaudited)	BofA Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds — 76.0%
ALASKA — 1.7%
AK Anchorage
	Series 2015
	0.500% 09/17/15	14,100,000	14,117,730
AK Borough of North Slope
	Series 2014 A
	2.000% 06/30/15	1,300,000	1,301,939
AK Housing Finance Corp.
	Series 2002 A AMT,
	SPA: JPMorgan Chase Bank
	0.170% 06/01/32 (06/01/15) (a)(b)	170,000	170,000
ALASKA TOTAL			15,589,669
ARIZONA — 0.8%
AZ Maricopa County Industrial Development Authority
	Sonora Vista II Apartments,
	Series 2003 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.230% 12/01/39 (06/04/15) (a)(b)	815,000	815,000
AZ Phoenix Industrial Development Authority
	Phoenix Broadway Associates,
	Sunrise Vista Apartments,
	Series 2003 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.230% 06/01/31 (06/04/15) (a)(b)	4,240,000	4,240,000
AZ Pinal County Industrial Development Authority
	DA Holdings LLC,
	Series 2002 AMT,
	LOC: Wells Fargo Bank N.A.
	0.160% 10/01/22 (06/04/15) (a)(b)	2,100,000	2,100,000
ARIZONA TOTAL			7,155,000
ARKANSAS — 0.0%
AR Development Finance Authority
	MERLOTS,
	Series 2007 C106, AMT,
	DPCE: GNMA/FNMA,
	SPA: Wells Fargo Bank N.A.
	0.410% 01/01/35 (06/03/15) (a)(b)(c)	165,000	165,000
ARKANSAS TOTAL			165,000
CALIFORNIA — 3.3%
CA Golden Empire Schools Financing Authority
	Series 2015
	0.300% 05/01/16 (06/04/15) (a)(d)	6,600,000	6,600,000
CA Oxnard Housing Authority
	Seawind Apartments Ltd.,
	Series 1990 A, AMT,
	DPCE: FNMA
	0.130% 12/01/20 (06/03/15) (a)(b)	2,325,000	2,325,000
CA San Francisco Airport Commission
	Series A-4,

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	GTY AGMT: Wells Fargo Bank N.A.
	0.070% 07/10/15	5,000,000	5,000,000
CA Statewide Communities Development Authority
	0.140% 06/02/15	12,500,000	12,500,000
	JTF Enterprises LLC,
	Series 1996 A AMT,
	LOC: Wells Fargo Bank N.A.
	0.120% 09/01/16 (06/03/15) (a)(b)	3,000,000	3,000,000
CALIFORNIA TOTAL			29,425,000
COLORADO — 0.8%
CO Boulder County
	Boulder Medical Center PC,
	Series 1998, AMT,
	LOC: Wells Fargo Bank N.A.
	0.230% 01/01/17 (06/04/15) (a)(b)	610,000	610,000
CO RBC Municipal Products, Inc. Trust
	Series 2015 E-55,
	LOC: Royal Bank of Canada
	LIQ FAC: Royal Bank of Canada
	0.190% 04/01/19 (06/04/15) (a)(b)(c)	7,100,000	7,100,000
COLORADO TOTAL			7,710,000
CONNECTICUT — 0.2%
CT Darien
	Series 2014
	1.000% 09/09/15	1,000,000	1,002,187
CT Killingly
	Series 2015
	2.000% 04/28/16	1,000,000	1,015,372
CONNECTICUT TOTAL			2,017,559
DELAWARE — 0.7%
DE University of Delaware
	Series 2013 C
	0.700% 11/01/37 (06/01/16) (a)(d)	6,000,000	6,017,653
DELAWARE TOTAL			6,017,653
DISTRICT OF COLUMBIA — 0.8%
DC Columbia Enterprise Zone Revenue
	House on F Street LLC,
	Series 2001, AMT,
	LOC: Bank of New York Mellon
	0.110% 05/01/16 (06/04/15) (a)(b)	7,500,000	7,500,000
DISTRICT OF COLUMBIA TOTAL			7,500,000
FLORIDA — 3.0%
FL Hillsborough Community College Foundation, Inc.
	Series 2006
	LOC: BMO Harris Bank N.A.
	0.100% 12/01/33 (06/04/15) (a)(b)	9,490,000	9,490,000

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
FL Hillsborough County Industrial Development Authority
	Seaboard Tampa Terminals,
	Series 1986, AMT,
	LOC: Northern Trust Company
	0.300% 12/01/16 (06/03/15) (a)(b)	4,250,000	4,250,000
FL Miami-Dade County
	Miami Sport,
	Series 2009 E,
	LOC: Wells Fargo Bank N.A.
	0.100% 10/01/48 (06/03/15) (a)(b)	5,200,000	5,200,000
FL Reedy Creek Improvement District
	Series 2005
	Pre-refunded 10/01/15,
	Escrowed in U.S. Treasuries
	5.000% 10/01/22	1,130,000	1,147,816
FL State Board of Administration
	Series 2010 A:
	Escrowed in U.S. Treasuries/Agencies
	5.000% 07/01/15	3,500,000	3,514,123
	Escrowed to Maturity
	4.000% 07/01/15	1,000,000	1,003,157
FL State
	Series 2005 A
	5.000% 06/01/19	2,000,000	2,020,000
FLORIDA TOTAL			26,625,096
GEORGIA — 4.1%
GA Atkinson/Coffee Counties Joint Development Authority
	Langboard Inc,
	Series 2008 AMT,
	LOC: Wells Fargo Bank N.A.
	0.130% 11/01/33 (06/04/15) (a)(b)	5,250,000	5,250,000
GA Bartow County Development Authority
	Series 2014 AMT,
	LOC: Comerica Bank
	0.180% 10/01/34 (06/04/15) (a)(b)	3,255,000	3,255,000
GA Gordon County Development Authority
	Nance Carpet & Rug, Inc.,
	Series 2006, AMT,
	LOC: Branch Banking & Trust
	0.250% 10/01/21 (06/04/15) (a)(b)	1,415,000	1,415,000
GA Main Street Natural Gas, Inc.
	Series 2010 A1
	GTY AGMT: Royal Bank of Canada
	SPA: Royal Bank of Canada
	0.160% 08/01/40 (06/04/15) (a)(b)	11,000,000	11,000,000
	Series 2010 A2
	GTY AGMT: Royal Bank of Canada
	SPA: Royal Bank of Canada
	0.160% 08/01/40 (06/04/15) (a)(b)	11,000,000	11,000,000
GA Savannah Economic Development Authority
	Consolidated Utilities, Inc.,
	Series 2007, AMT,

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
GEORGIA — (continued)
	LOC: Branch Banking & Trust
	0.150% 11/01/27 (06/04/15) (a)(b)	3,800,000	3,800,000
GA Wayne County Industrial Development Authority
	Absorption Corp.,
	Series 2004, AMT,
	LOC: Branch Banking & Trust
	0.150% 09/01/19 (06/04/15) (a)(b)	1,200,000	1,200,000
GEORGIA TOTAL			36,920,000
HAWAII — 1.6%
HI City & County of Honolulu
	Series 2005 E
	Pre-refunded 07/01/15
	Escrowed in U.S. Treasuries
	4.375% 07/01/18	14,420,000	14,470,206
HAWAII TOTAL			14,470,206
IDAHO — 0.7%
ID Eagle Industrial Development Corp.
	Rose Cottage LLC,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	0.280% 09/01/21 (06/04/15) (a)(b)	2,100,000	2,100,000
ID Housing & Finance Association
	Balmoral II LP,
	Series 2001, AMT,
	LOC: U.S. Bank N.A.
	0.100% 04/01/33 (06/01/15) (a)(b)	3,870,000	3,870,000
IDAHO TOTAL			5,970,000
ILLINOIS — 5.0%
IL Chicago
	Groot Industries, Inc.,
	Series 1995, AMT,
	LOC: JPMorgan Chase Bank
	0.540% 12/01/15 (06/04/15) (a)(b)	100,000	100,000
	North Larabee LP,
	Series 2001 A, AMT,
	LOC: BMO Harris Bank N.A.
	0.220% 04/01/36 (06/04/15) (a)(b)	3,915,000	3,915,000
	Renaissance St. Luke LP,
	Series 2004 A, AMT,
	LOC: BMO Harris Bank N.A.
	0.220% 01/01/39 (06/04/15) (a)(b)	3,300,000	3,300,000
IL Finance Authority
	Campanya-Turano Bakery,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	0.540% 08/01/25 (06/04/15) (a)(b)	230,000	230,000
	Concordia Place Apartrments LP,
	Series 2013 A, AMT,
	LOC: BMO Harris Bank N.A.
	0.300% 01/01/34 (06/04/15) (a)(b)	11,100,000	11,100,000
	Decatur Mental Health Center,
	Series 1997, AMT,
	LOC: PNC Bank N.A.

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
	0.250% 05/01/18 (06/04/15) (a)(b)	520,000	520,000
	Engineered Polymer,
	Valspar Corp.,
	Series 1995, AMT,
	LOC: Lloyds Bank:
	0.230% 08/01/15 (06/04/15) (a)(b)	8,000,000	8,000,000
	Groot Industries, Inc.,
	Series 2003, AMT,
	LOC: JPMorgan Chase Bank
	0.340% 12/01/23 (06/04/15) (a)(b)	2,565,000	2,565,000
	Knead Dough Baking,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	0.540% 09/01/25 (06/04/15) (a)(b)	50,000	50,000
	Lake Towers Associates II LP,
	Cinnamon Lake Towers,
	Series 1997, AMT,
	DPCE: FHLMC:
	0.300% 10/01/23 (06/04/15) (a)(b)	8,565,000	8,565,000
IL Housing Development Authority
	Pontiac Tower Associates III,
	Series 2005, AMT,
	LOC: BMO Harris Bank N.A.
	0.300% 09/01/35 (06/04/15) (a)(b)	3,235,000	3,235,000
	Sterling Towers Associates II,
	Series 2001, AMT,
	LOC: BMO Harris Bank N.A.
	0.300% 10/01/35 (06/04/15) (a)(b)	3,130,000	3,130,000
ILLINOIS TOTAL			44,710,000
INDIANA — 0.8%
IN Allen County
	Debeere LLC,
	Series 2002, AMT,
	LOC: JPMorgan Chase Bank
	0.540% 08/01/17 (06/04/15) (a)(b)	900,000	900,000
IN Finance Authority
	Sisters of St. Francis Health,
	Series 2008 F,
	LOC: Bank of NY Mellon
	0.100% 09/01/48 (06/04/15) (a)(b)	4,650,000	4,650,000
IN Huntingburg
	Lincoln Village LP,
	Series 2000 AMT,
	LOC: FHLB
	0.260% 07/01/35 (06/04/15) (a)(b)	1,950,000	1,950,000
INDIANA TOTAL			7,500,000
KANSAS — 0.1%
KS Olathe
	Diamant Boart, Inc.,
	Series 1997 A, AMT,
	LOC: Svenska Handelsbanken

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
KANSAS — (continued)
	0.200% 03/01/27 (06/04/15) (a)(b)	1,000,000	1,000,000
KANSAS TOTAL			1,000,000
KENTUCKY — 2.5%
KY Campbellsville-Taylor County Economic Development Authority
	Airguard Industries, Inc.,
	Series 2001, AMT,
	LOC: JPMorgan Chase Bank
	0.300% 05/01/31 (06/03/15) (a)(b)	7,410,000	7,410,000
KY Hopkinsville
	Comefri USA, Inc.,
	Series 2006, AMT,
	LOC: Branch Banking & Trust
	0.250% 06/01/26 (06/04/15) (a)(b)	2,280,000	2,280,000
KY Housing Revenue Corp.
	Series 2006 F, AMT,
	SPA: PNC Bank N.A.
	0.120% 07/01/29 (06/03/15) (a)(b)	9,000,000	9,000,000
KY Louisville/Jefferson County Metropolitan Government
	Zeochem LLC,
	Series 2001
	LOC: UBS AG
	0.220% 08/01/21 (06/04/15) (a)(b)	3,625,000	3,625,000
KENTUCKY TOTAL			22,315,000
MASSACHUSETTS — 2.0%
MA Clipper Tax-Exempt Certificate Trust
	MA Bay Transportation Authority
	Series 2007
	LIQ FAC: State Street Bank & Trust Co.
	0.130% 07/01/27 (06/04/15) (a)(b)	3,800,000	3,800,000
MA Framingham
	Series 2014
	5.000% 12/01/15	1,479,000	1,514,139
MA Haverhill
	Series 2014
	DPCE: Massachusetts Qualified Bond Program (Chapter 44A)
	1.000% 09/01/15	5,500,000	5,510,509
MA Lawrence
	Series 2014 A
	DPCE: Massachusetts Qualified Bond Program (Chapter 44A):
	1.000% 06/01/15	3,002,450	3,002,450
	1.000% 12/01/15	4,000,000	4,014,179
MASSACHUSETTS TOTAL			17,841,277
MICHIGAN — 4.0%
MI Higher Education Facilities Authority
	University of Detroit Mercy,
	Series 2007,
	LOC: JPMorgan Chase Bank
	0.100% 11/01/36 (06/01/15) (a)(b)	5,425,000	5,425,000
MI Housing Development Authority

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
MICHIGAN — (continued)
	Series 2007 F AMT,
	SPA: PNC Bank N.A.
	0.120% 12/01/38 (06/03/15) (a)(b)	7,000,000	7,000,000
	Series 2008 C AMT,
	SPA: Bank Tokyo-Mitsubishi UFJ
	0.140% 04/01/23 (06/03/15) (a)(b)	2,905,000	2,905,000
MI RIB Floater Trust
	Michigan Finance Authority
	Series 2014
	LOC: Barclays Bank PLC
	0.200% 06/01/15 (06/04/15) (a)(b)(c)	8,300,000	8,300,000
MI Rochester Community School District
	Series 2012
	3.000% 05/01/16	1,300,000	1,329,654
MI Sterling Heights Economic Development Corp.
	Kunath Enterprises LLC,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	0.540% 02/01/16 (06/03/15) (a)(b)	200,000	200,000
MI Strategic Fund
	Coastal Container Corp.,
	Series 2007, AMT,
	LOC: PNC Bank N.A.
	0.300% 12/01/27 (06/04/15) (a)(b)	4,290,000	4,290,000
	Lapeer Technologies LLC,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	0.490% 02/01/20 (06/03/15) (a)(b)	250,000	250,000
MI Trunk Line Revenue
	Series 2005 B
	Pre-refunded 09/01/15
	Escrowed in U.S. Treasuries
	4.000% 09/01/17	6,700,000	6,764,277
MICHIGAN TOTAL			36,463,931
MINNESOTA — 4.1%
MN Bemidji Independent School District No 31
	Series 2013 A
	Credit Support: Minnesota School District Credit Enhancement Program
	4.000% 04/01/16	2,030,000	2,092,308
MN East Grand Forks Independent School District No 595
	Series 2014
	Credit Support: Minnesota School District Credit Enhancement Program
	1.250% 09/11/15	3,000,000	3,008,341
MN Eden Prairie
	SWB LLC,
	Series 2000 A, AMT,
	LOC: U.S. Bank N.A.
	0.220% 11/01/20 (06/04/15) (a)(b)	1,065,000	1,065,000
MN Farmington Independent School District No 192
	Series 2015 B
	Credit Support: Minnesota School District Credit Enhancement Program

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
MINNESOTA — (continued)
	1.000% 09/28/15	4,000,000	4,009,542
MN Housing Finance Agency
	Series 2014 C AMT,
	0.350% 07/01/15	3,260,000	3,260,000
MN New London-Spicer Independent School District No 345
	Series 2014
	Credit Support: Minnesota School District Credit Enhancement Program
	1.250% 09/24/15	2,240,000	2,247,025
MN Oakdale
	Cottages of Aspen LP,
	Series 2008 AMT,
	LOC: FHLMC
	0.150% 06/01/45 (06/04/15) (a)(b)	4,100,000	4,100,000
MN Office of Higher Education
	Series 2011 B AMT,
	LOC: State Street Bank & Trust Co.
	0.100% 10/01/46 (06/04/15) (a)(b)	16,000,000	16,000,000
MN State Colleges & Universities
	Series 2005 A
	Pre-refunded 10/01/15,
	Escrowed in U.S. Treasuries
	5.000% 10/01/19	1,030,000	1,046,000
MINNESOTA TOTAL			36,828,216
MISSOURI — 2.3%
MO Eclipse Funding Trust
	Series 2006
	LOC: U.S. Bank N.A.
	LIQ FAC: U.S. Bank N.A.
	0.130% 04/28/16 (06/04/15) (a)(b)(c)	18,135,000	18,135,000
MO Health & Educational Facilities Authority
	0.080% 07/07/15	2,400,000	2,400,000
MISSOURI TOTAL			20,535,000
NEBRASKA — 0.5%
NE Lincoln Electric System Revenue
	Series 2012
	4.000% 09/01/15	1,250,000	1,262,112
NE Omaha Public Power District
	Series A
	0.120% 10/01/15	3,200,000	3,200,000
NEBRASKA TOTAL			4,462,112
NEVADA — 0.8%
NV Housing Division
	Sdashs Apartments Ltd.,
	Series 2002 A, AMT,
	LOC: Wells Fargo Bank N.A.
	0.250% 04/01/35 (06/04/15) (a)(b)	3,000,000	3,000,000
NV Reno
	ReTrac-Reno Transportation Rail Access Corridor,

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEVADA — (continued)
	Series 2008,
	LOC: Bank of NY Mellon
	0.100% 06/01/42 (06/01/15) (a)(b)	3,050,000	3,050,000
NV Sparks
	Rix Industries,
	Series 2002, AMT,
	LOC: Wells Fargo Bank N.A.
	0.280% 07/01/27 (06/04/15) (a)(b)	775,000	775,000
NEVADA TOTAL			6,825,000
NEW HAMPSHIRE — 0.8%
NH Health & Education Facilities Authority
	Series 2011 B AMT,
	LOC: Royal Bank of Canada
	0.140% 12/01/32 (06/04/15) (a)(b)	7,379,000	7,379,000
NEW HAMPSHIRE TOTAL			7,379,000
NEW JERSEY — 4.5%
NJ Borough of Beachwood
	Series 2015
	1.000% 03/09/16	2,000,000	2,008,891
NJ Borough of Dumont
	Series 2014
	1.000% 06/24/15	5,673,000	5,675,204
NJ County of Union
	Series 2014
	0.750% 06/26/15	10,000,000	10,004,333
NJ Elizabeth
	Series 2015
	2.000% 04/01/16	1,080,000	1,093,894
NJ RIB Floater Trust
	NJ Healthcare Financing Authority
	Series 2013,
	LOC: Barclays Bank PLC
	0.150% 07/03/17 (06/04/15) (a)(b)(c)	17,555,000	17,555,000
NJ Township of Readington
	Series 2015
	1.000% 08/05/15	2,225,000	2,228,390
NJ Township of River Vale
	Series 2014
	1.000% 08/14/15	1,621,000	1,623,360
NEW JERSEY TOTAL			40,189,072
NEW YORK — 7.0%
NY Arlington Central School District
	Series 2014
	Insured: State Aid Withholding
	1.000% 11/13/15	2,031,460	2,037,867
NY Ballston Spa Central School District
	Series 2014
	Insured: State Aid Withholding
	1.000% 09/25/15	3,800,000	3,809,275
NY Corning School District

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	Series 2014 C
	Insured: State Aid Withholding
	1.000% 06/25/15	14,800,000	14,808,155
NY Hamburg Central School District
	Series 2014,
	Insured: State Aid Withholding
	0.750% 06/12/15	5,790,000	5,790,729
NY Housing Finance Agency
	L&M 93rd Street LLC,
	250 West 93rd St.,
	Series 2005 A, AMT,
	LOC: Landesbank Hessen-Thüringen
	0.120% 11/01/38 (06/03/15) (a)(b)	11,050,000	11,050,000
NY Liverpool Central School District
	Series 2014 B,
	Insured: State Aid Withholding
	1.000% 10/02/15	1,835,194	1,839,882
NY Sachem Central School District
	Series 2014
	Insured: State Aid Withholding
	1.000% 06/26/15	10,500,000	10,505,606
NY Town of Amherst
	Series 2014
	0.750% 11/12/15	8,000,000	8,018,260
NY White Plains City School District
	Series 2014
	Insured: State Aid Withholding
	1.000% 06/26/15	5,000,000	5,002,955
NEW YORK TOTAL			62,862,729
NORTH CAROLINA — 4.2%
NC Charlotte-Mecklenburg Hospital Authority
	Series 2007 E,
	LOC: TD Bank N.A.
	0.090% 01/15/44 (06/04/15) (a)(b)(e)	20,620,000	20,620,000
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
	ABCO Automation, Inc.,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	0.230% 07/01/21 (06/04/15) (a)(b)	1,000,000	1,000,000
	Snider Tire, Inc.,
	Series 1999, AMT,
	LOC: Wells Fargo Bank N.A.
	0.230% 10/01/19 (06/04/15) (a)(b)	800,000	800,000
NC Iredell County Industrial Facilities & Pollution Control Financing Authority
	Valspar Corp. Project,
	Series 1995, AMT,
	LOC: Lloyds Bank
	0.230% 06/01/15 (06/04/15) (a)(b)	4,500,000	4,500,000
NC Rowan County Industrial Facilities & Pollution Control Financing Authority
	DDSM Properties LLC,

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — (continued)
	Series 2008, AMT,
	LOC: Wells Fargo Bank N.A.
	0.230% 01/01/28 (06/04/15) (a)(b)	3,695,000	3,695,000
NC Stanly County Industrial Facilities & Pollution Control Financing Authority
	Chicago Tube & Iron Co.,
	Series 2008,
	LOC: JPMorgan Chase Bank
	0.190% 04/01/18 (06/04/15) (a)(b)	2,690,000	2,690,000
NC Yancey County Industrial Facilities & Pollution Control Financing Authority
	Altec Industries, Inc.,
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	0.150% 03/01/27 (06/04/15) (a)(b)	5,000,000	5,000,000
NORTH CAROLINA TOTAL			38,305,000
OHIO — 0.6%
OH Cuyahoga County
	Corporate Wings,
	Series 2005, AMT,
	LOC: U.S. Bank N.A.
	0.180% 04/01/25 (06/04/15) (a)(b)	2,000,000	2,000,000
OH Solon
	JTM Products, Inc., Project,
	Series 2001, AMT,
	LOC: PNC Bank N.A.
	0.190% 06/01/21 (06/04/15) (a)(b)	865,000	865,000
OH State
	Series 2014
	1.000% 12/15/15	2,500,000	2,509,550
OHIO TOTAL			5,374,550
OREGON — 0.7%
OR Business Development Commission
	Murphy Co.,
	Series 2011 230, AMT,
	LOC: U.S. Bank N.A.
	0.120% 04/01/41 (06/03/15) (a)(b)	6,000,000	6,000,000
OREGON TOTAL			6,000,000
PENNSYLVANIA — 2.2%
PA Economic Development Financing Authority
	Pittsburgh Allegheny County,
	Series 2002 A3, AMT,
	LOC: PNC Bank N.A.
	0.250% 04/01/22 (06/04/15) (a)(b)	700,000	700,000
PA Lawrence County Industrial Development Authority
	Doren, Inc.,
	Series 2004, AMT,
	LOC: PNC Bank N.A.
	0.250% 12/01/15 (06/04/15) (a)(b)	1,700,000	1,700,000
PA RBC Municipal Products, Inc. Trust
	Series 2015 E-53
	LOC: Royal Bank of Canada

11

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — (continued)
	LIQ FAC: Royal Bank of Canada
	0.190% 12/01/18 (06/04/15) (a)(b)(c)	17,700,000	17,700,000
PENNSYLVANIA TOTAL			20,100,000
PUERTO RICO — 1.5%
PR RBC Municipal Products, Inc. Trust
	Series 2015 E-54,
	LOC: Royal Bank of Canada
	LIQ FAC: Royal Bank of Canada
	0.300% 05/01/17 (06/04/15) (a)(b)(c)	13,415,000	13,415,000
PUERTO RICO TOTAL			13,415,000
SOUTH CAROLINA — 0.4%
SC Jobs-Economic Development Authority
	DCS Diversified Coating,
	Series 2002, AMT,
	LOC: Branch Banking & Trust
	0.150% 04/01/17 (06/04/15) (a)(b)	450,000	450,000
	Watson Engineering, Inc.,
	Series 2007, AMT,
	LOC: PNC Bank N.A.
	0.190% 09/01/27 (06/04/15) (a)(b)	3,335,000	3,335,000
SOUTH CAROLINA TOTAL			3,785,000
SOUTH DAKOTA — 1.8%
SD Housing Development Authority
	Series 2007 I, AMT,
	SPA: FHLB
	0.110% 05/01/38 (06/04/15) (a)(b)	16,000,000	16,000,000
SOUTH DAKOTA TOTAL			16,000,000
TENNESSEE — 0.5%
TN Metropolitan Government Nashville & Davidson County
	Health & Educational Facilities Board,
	Pedcor Investments-2006-XCII LP,
	Series 2006 A, AMT,
	LOC: U.S. Bank N.A.
	0.120% 12/01/41 (06/04/15) (a)(b)	5,000,000	5,000,000
TENNESSEE TOTAL			5,000,000
TEXAS — 5.8%
TX Permanent University Fund
	Series 2005 B
	4.250% 07/01/19	1,700,000	1,705,546
TX Port of Port Arthur Navigation District
	DPCE: Total S.A.:
	Series 1998, AMT,
	0.130% 05/01/33 (06/03/15) (a)(d)	3,300,000	3,300,000
	Series 2000 B, AMT,
	0.130% 05/01/35 (06/03/15) (a)(d)	10,000,000	10,000,000
TX State
	Series 2002 A-2 AMT,
	SPA: Landesbank Hessen-Thuringen:
	0.120% 06/01/25 (06/03/15) (a)(b)	7,445,000	7,445,000

12

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
	0.120% 06/01/33 (06/03/15) (a)(b)	8,650,000	8,650,000
	Series 2003 A, AMT,
	LOC: Landesbank Hessen-Thuringen
	0.130% 06/01/34 (06/03/15) (a)(b)	10,000,000	10,000,000
	Series 2010 AMT,
	4.250% 08/01/15	3,530,000	3,554,067
	Series 2014
	1.500% 08/31/15	7,300,000	7,324,830
TEXAS TOTAL			51,979,443
VIRGINIA — 0.1%
VA Fairfax County Economic Development Authority
	Szivic Family LLC,
	Series 2006, AMT,
	LOC: Branch Banking & Trust
	0.250% 09/01/26 (06/04/15) (a)(b)	1,200,000	1,200,000
VIRGINIA TOTAL			1,200,000
WASHINGTON — 4.7%
WA Benton County School District No 17 Kennewick
	Series 2009
	5.000% 12/01/15	1,360,000	1,392,094
WA Eclipse Funding Trust
	King County,
	Series 2007,
	LOC: U.S. Bank N.A.
	0.160% 12/01/31 (06/04/15) (a)(b)(c)	9,945,000	9,945,000
WA Economic Development Finance Authority
	RMI Investors LLC,
	Series 2001 F, AMT,
	LOC: Wells Fargo Bank N.A.
	0.230% 08/01/26 (06/04/15) (a)(b)	2,410,000	2,410,000
WA Housing Finance Commission
	Copper Landing LLC,
	Series 2013
	0.200% 08/01/15	5,750,000	5,750,000
WA Pierce County Economic Development Corp.
	Sumner Leasing LLC,
	Quality Stamping Project,
	Series 2006, AMT,
	LOC: FHLB
	0.280% 12/01/36 (06/04/15) (a)(b)	1,805,000	1,805,000
WA Port of Grays Harbor Industrial Development Corp.
	Murphy Co.,
	Series 2007 AMT,
	LOC: U.S. Bank N.A.
	0.120% 11/01/26 (06/04/15) (a)(b)	10,000,000	10,000,000
WA Port of Seattle Industrial Development Corp.
	Crowley Marine Services,
	Series 2001, AMT,
	LOC: DNB NOR Bank ASA

13

		Par ($)	Value ($)
Municipal Bonds — (continued)
WASHINGTON — (continued)
	0.190% 12/31/21 (06/03/15) (a)(b)	8,700,000	8,700,000
WA Tacoma Electric System Revenue
	Series 2005 A
	Pre-refunded 07/01/15,
	Escrowed in U.S. Treasuries
	4.300% 01/01/21	2,000,000	2,006,831
WASHINGTON TOTAL			42,008,925
WISCONSIN — 1.4%
WI Ashland
	Larson-Juhl U.S. LLC,
	Series 2000, AMT,
	LOC: Wells Fargo Bank N.A.
	0.280% 07/01/20 (06/05/15) (a)(b)	1,945,000	1,945,000
WI RIB Floater Trust
	Series 2015
	LOC: Barclays Bank PLC
	0.200% 05/01/18 (06/04/15) (a)(b)(c)	10,500,000	10,500,000
	WISCONSIN TOTAL		12,445,000
	Total Municipal Bonds (cost of $684,089,438)		684,089,438

Closed-End Investment Companies — 21.9%
OTHER — 21.9%
Nuveen Municipal Opportunity Fund, Inc.
	Series 2010, AMT,
	LIQ FAC: Citibank N.A.
	0.190% 12/01/40 (06/04/15) (a)(b)(c)	85,000,000	85,000,000
Nuveen Premium Income Municipal Fund 4, Inc.
	Series 2010, AMT,
	LIQ FAC: JPMorgan Chase Bank
	0.180% 03/01/40 (06/04/15) (a)(b)(c)	77,200,000	77,200,000
Nuveen Quality Income Municipal Fund, Inc.
	Series 2010,
	LIQ FAC: JPMorgan Chase Bank
	0.180% 12/01/40 (06/04/15) (a)(b)(c)	34,600,000	34,600,000
	OTHER TOTAL		196,800,000
	Total Closed-End Investment Companies (cost of $196,800,000)		196,800,000

Short-Term Obligation — 3.5%
Variable Rate Demand Notes — 3.5%
FHLMC Multi-Family VRD Certificates
	3.625% 08/15/51	31,000,000	31,289,443
VARIABLE RATE DEMAND NOTES TOTAL			31,289,443
	Total Short-Term Obligation (cost of $31,289,443)		31,289,443

14

Total Investments — 101.4% (cost of $912,178,881)(f)	912,178,881

Other Assets & Liabilities, Net — (1.4)%	(12,651,552)

Net Assets — 100.0%	899,527,329

Notes to Investment Portfolio:

*                 Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations.  For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an  indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of  May 31, 2015, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$684,089,438	$—	$684,089,438
Total Closed-End Investment Companies	—	196,800,000	—	196,800,000
Total Short-Term Obligation	—	31,289,443	—	31,289,443
Total Investments	$—	$912,178,881	$—	$912,178,881

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the nine months ended May 31, 2015, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

15

(a)

Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(b)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2015.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, these securities, which are not illiquid, amounted to $299,615,000 or 33.2% of net assets for the Fund.

(d)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2015.

(e)

Security purchased on a delayed delivery basis and, as such, payment for and delivery of the security has not yet taken place. Generally, no interest will accrue to the Fund until the security is delivered.

(f)	Cost for federal income tax purposes is $912,178,881.

Acronym	Name

AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MERLOTs	Municipal Exempt Receipts - Liquidity Optional Tender Series
SPA	Stand-by Purchase Agreement

16

INVESTMENT PORTFOLIO
May 31, 2015 (Unaudited)	BofA New York Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds — 95.5%
NEW YORK — 91.6%
NY Amherst Development Corp.
	Asbury Pointe, Inc.,
	Series 2011 A,
	LOC: M&T Bank
	0.120% 02/01/35 (06/04/15) (a)(b)	3,760,000	3,760,000
NY Arlington Central School District
	Series 2014
	Insured: State Aid Withholding
	1.000% 11/13/15	3,000,000	3,009,461
NY Bedford Central School District
	Series 2014
	Insured: State Aid Withholding
	1.000% 07/17/15	1,196,248	1,197,329
NY Brewster Central School District
	Series 2015
	Insured: State Aid Withholding
	1.000% 10/09/15	850,297	852,110
NY City Industrial Development Agency
	Jewish Board of Family and Children’s Services, Inc.,
	Series 2000
	LOC: TD Bank N.A.
	0.090% 07/01/25 (06/03/15) (a)(b)	10,005,000	10,005,000
NY City Trust for Cultural Resources
	WNYC Radio, Inc,
	Series 2006,
	LOC: Wells Fargo Bank N.A.
	0.100% 04/01/26 (06/04/15) (a)(b)	3,300,000	3,300,000
NY Clarence Central School District
	Series 2014
	Insured: State Aid Withholding
	1.000% 07/16/15	1,937,500	1,938,973
NY Clipper Tax-Exempt Certificate Trust
	New York Dormitory Authority,
	Series 2007,
	LIQ FAC: State Street Bank & Trust Co.
	0.120% 11/15/26 (06/04/15) (a)(b)	15,125,000	15,125,000
NY Corning City School District
	Series 2015
	Insured: State Aid Withholding
	0.500% 06/25/15	4,000,000	4,000,884
NY County of Sullivan
	Series 2015,
	1.250% 03/04/16	4,250,000	4,280,447
NY County of Tompkins
	Series 2014 B,
	1.000% 10/15/15	3,240,000	3,249,173
NY County of Ulster
	Series 2014 A,
	1.000% 11/13/15	1,187,000	1,190,309
NY County of Washington
	Series 2015,
	1.500% 06/10/16 (c)	7,000,000	7,068,040

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY County of Westchester
	Series 2013 B
	4.000% 07/01/15	2,000,000	2,006,471
NY Dalton-Nunda Central School District
	Series 2014
	Insured: State Aid Withholding
	1.000% 06/25/15	5,300,000	5,302,055
NY Dormitory Authority
	Catholic Health System,
	Series 2008,
	LOC: HSBC Bank USA N.A.
	0.100% 07/01/34 (06/04/15) (a)(b)	6,945,000	6,945,000
	City University of NY,
	Series 2008
	LOC: TD Bank N.A.
	0.090% 07/01/31 (06/04/15) (a)(b)	5,600,000	5,600,000
	Northern Westchester Hospital,
	Series 2009,
	LOC: TD Bank N.A.
	0.090% 11/01/34 (06/04/15) (a)(b)	6,180,000	6,180,000
	St John’s University,
	Series 2008 B2
	LOC: U.S. Bank N.A.
	0.090% 07/01/37 (06/04/15) (a)(b)	1,775,000	1,775,000
NY Fayetteville-Manlius Central School District
	Series 2014
	Insured: State Aid Withholding
	1.000% 07/17/15	7,000,000	7,006,953
NY Geneva City School District
	Series 2014
	Insured: State Aid Withholding
	1.000% 06/19/15	6,000,000	6,001,745
NY Hamburg Central School District
	Series 2014,
	Insured: State Aid Withholding
	0.750% 06/12/15	4,000,000	4,000,504
NY Housing Development Corp.
	Series 2013 B-4
	LIQ FAC: Wells Fargo Bank N.A.
	0.100% 05/01/18 (06/04/15) (a)(b)	8,800,000	8,800,000
	Series 2015 C
	0.150% 11/01/45 (11/02/15) (b)(d)	4,000,000	4,000,000
NY Housing Finance Agency
	L&M 93rd Street LLC,
	250 West 93rd St.,
	Series 2005 A, AMT,
	LOC: Landesbank Hessen-Thüringen:
	0.120% 11/01/38 (06/03/15) (a)(b)	5,650,000	5,650,000
	Midtown West B LLC,
	505 West 37th St.
	Series 2009 A,
	LOC: Landesbank Hessen-Thüringen:
	0.100% 05/01/42 (06/01/15) (a)(b)	6,000,000	6,000,000
	West 60th Realty LLC,
	Series 2013 A1,

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	LOC: M&T Bank
	0.150% 05/01/46 (06/03/15) (a)(b)	14,000,000	14,000,000
NY Irvington Union Free School District
	Series 2015
	Insured: State Aid Withholding
	1.500% 05/26/16	2,100,000	2,122,205
NY Islip Union Free School District
	Series 2015
	Insured: State Aid Withholding
	2.000% 03/01/16	1,150,000	1,164,597
NY Lakeland Central School District
	Series 2014
	Insured: State Aid Withholding
	1.000% 08/28/15	1,580,684	1,583,133
NY Liverpool Central School District
	Series 2013
	Insured: State Aid Withholding
	3.000% 06/01/15	2,230,000	2,230,000
	Series 2014 B,
	Insured: State Aid Withholding
	1.000% 10/02/15	2,600,000	2,606,641
NY Livingston County Industrial Development Agency
	Red Jacket/Nicholas,
	Series 2007 A,
	LOC: HSBC Bank USA N.A.
	0.100% 07/01/19 (06/04/15) (a)(b)	1,187,000	1,187,000
NY Monroe County Industrial Development Agency
	Nazareth College of Rochester,
	Series 2008,
	LOC: JPMorgan Chase Bank
	0.100% 04/01/38 (06/03/15) (a)(b)	1,755,000	1,755,000
NY Mortgage Agency
	Series 2007, AMT,
	SPA: JPMorgan Chase Bank
	0.100% 10/01/37 (06/01/15) (a)(b)	6,500,000	6,500,000
NY Nassau Health Care Corp.
	Series 2009 B1,
	LOC: TD Bank N.A.
	0.090% 08/01/29 (06/03/15) (a)(b)	2,900,000	2,900,000
	Series 2009 C1
	LOC: Wells Fargo Bank N.A.
	0.100% 08/01/29 (06/04/15) (a)(b)	9,200,000	9,200,000
NY New York City Housing Development Corp.
	RBNB Wall Street Owner,
	Series 2005 A,
	LOC: Landesbank Hessen-Thüringen
	0.110% 12/01/36 (06/03/15) (a)(b)	6,545,000	6,545,000
	Target LP,
	Series 2006 A, AMT,
	LOC: Citibank N.A.
	0.110% 02/01/38 (06/03/15) (a)(b)	500,000	500,000

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY New York City Municipal Water Finance Authority
	Series 2008 BB-2,
	SPA: Landesbank Hessen-Thüringen
	0.100% 06/15/39 (06/01/15) (a)(b)	1,400,000	1,400,000
NY New York City Transitional Finance Authority Future Tax Secured Revenue
	Series 2002 1A,
	LIQ FAC: Landesbank Hessen-Thüringen
	0.100% 11/01/22 (06/03/15) (a)(b)	5,000,000	5,000,000
	Series 2012 C5
	LOC: Sumitomo Mitsui Banking
	0.090% 11/01/41 (06/04/15) (a)(b)	4,400,000	4,400,000
NY New York City
	Series 1995 F-4,
	LOC: Landesbank Hessen-Thüringen
	0.100% 02/15/20 (06/03/15) (a)(b)	2,100,000	2,100,000
	Series 2004 H-1,
	LOC: Bank of NY Mellon
	0.080% 03/01/34 (06/01/15) (a)(b)	1,300,000	1,300,000
	Series 2005 O
	Pre-refunded 06/01/15,
	5.000% 06/01/16	9,170,000	9,170,000
	Series 2006 I-6,
	LOC: Bank of NY Mellon
	0.080% 04/01/36 (06/01/15) (a)(b)	1,300,000	1,300,000
	Series 2009 E,
	5.000% 08/01/15	1,000,000	1,007,987
NY Oneida County Industrial Development Agency
	Champion Home Builders Co.,
	Series 1999, AMT,
	LOC: Wells Fargo Bank N.A.
	0.150% 06/01/29 (06/04/15) (a)(b)	6,820,000	6,820,000
	Economic Development Growth Enterprises,
	Series 2001, AMT
	LOC: Bank of NY Mellon:
	0.130% 06/01/26 (06/04/15) (a)(b)	2,070,000	2,070,000
NY Port Authority of New York & New Jersey
	Series 2014 AMT,
	LIQ FAC: Citibank N.A.
	0.140% 03/01/22 (06/04/15) (a)(b)(e)	2,050,000	2,050,000
NY Putnam County Industrial Development Agency
	United Cerebral Palsy of Putnam,
	Series 2005 B,
	LOC: TD Bank N.A.
	0.090% 12/01/30 (06/04/15) (a)(b)	1,065,000	1,065,000
NY RIB Floater Trust Various States
	New York City Municipal Water Finance Authority
	Series 2013,
	LIQ FAC: Barclays Bank PLC
	0.110% 06/15/44 (06/04/15) (a)(b)(e)	2,000,000	2,000,000

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
NY Rockville Centre Union Free School District
	Series 2014
	Insured: State Aid Withholding
	2.000% 07/15/15	965,000	967,099
NY Sachem Central School District
	Series 2014
	Insured: State Aid Withholding
	1.000% 06/26/15	3,795,000	3,797,026
NY Saratoga County Industrial Development Agency
	Saratoga Hospital,
	Series 2007 A,
	LOC: HSBC Bank PLC
	0.100% 12/01/32 (06/04/15) (a)(b)	8,590,000	8,590,000
NY Shenendehowa Central School District
	Series 2014
	Insured: State Aid Withholding
	1.000% 06/25/15	3,000,000	3,001,440
NY State Thruway Authority
	Series 2005 G
	Pre-refunded 07/01/15
	Escrowed in U.S. Treasuries
	5.000% 01/01/28	10,000,000	10,039,714
NY Town of Amherst
	Series 2014
	0.750% 11/12/15	1,000,000	1,002,283
NY Town of North Hempstead
	Series 2014 D
	0.500% 10/02/15	2,000,000	2,001,678
NY Town of Southampton
	Series 2015
	1.000% 02/24/16	2,745,640	2,758,274
NY Town of West Seneca
	Series 2014 A
	1.000% 07/30/15	2,500,000	2,502,946
NY Village of Kings Point
	Series 2014
	1.000% 07/31/15	3,590,000	3,594,113
NEW YORK TOTAL			258,475,590
PUERTO RICO — 3.9%
PR Highways & Transportation Authority
	Series 2005 K
	Pre-refunded 07/01/15,
	Escrowed in U.S. Treasuries
	5.000% 07/01/40	1,500,000	1,505,740
PR RBC Municipal Products, Inc. Trust
	Series 2015 E-54,
	LOC: Royal Bank of Canada
	LIQ FAC: Royal Bank of Canada

5

	Par ($)	Value ($)
Municipal Bonds — (continued)
PUERTO RICO — (continued)
0.300% 05/01/17 (06/04/15) (a)(b)(e)	9,565,000	9,565,000
PUERTO RICO TOTAL		11,070,740
Total Municipal Bonds (cost of $269,546,330)		269,546,330

Closed-End Investment Companies — 6.7%
NEW YORK — 6.7%
NY Nuveen AMT-Free Municipal Income Fund, Inc.
Series 2013,
LIQ FAC: Citibank N.A.:
0.160% 08/01/40 (06/04/15) (a)(b)(e)	16,800,000	16,800,000
0.160% 12/01/40 (06/04/15) (a)(b)(e)	2,000,000	2,000,000
NEW YORK TOTAL		18,800,000

Total Closed-End Investment Companies (cost of $18,800,000)		18,800,000
Total Investments — 102.2% (cost of $288,346,330)(f)		288,346,330
Other Assets & Liabilities, Net — (2.2)%		(6,078,554)
Net Assets — 100.0%		282,267,776

Notes to Investment Portfolio:

*                 Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations.  For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs

6

may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2015, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$269,546,330	$—	$269,546,330
Total Closed-End Investment Companies	—	18,800,000	—	18,800,000
Total Investments	$—	$288,346,330	$—	$288,346,330

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the nine months ended May 31, 2015, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)         Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2015.

(b)         Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(c)          Security purchased on a delayed delivery basis and, as such, payment for and delivery of the security has not yet taken place. Generally, no interest will accrue to the Fund until the security is delivered.

(d)         Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2015.

(e)          Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, these securities, which are not illiquid, amounted to $32,415,000 or 11.5% of net assets for the Fund.

(f)           Cost for federal income tax purposes is $288,346,330.

Acronym	Name

AMT	Alternative Minimum Tax
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

7

INVESTMENT PORTFOLIO
May 31, 2015 (Unaudited)	BofA Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds — 98.9%
ALABAMA — 1.0%
AL Special Care Facilities Financing Authority
	Altapointe Health Systems,
	Mental Health Center, Inc.,
	Series 2001,
	LOC: Wells Fargo Bank N.A.
	0.250% 07/01/21 (06/05/15) (a)(b)	2,005,000	2,005,000
AL Tuscaloosa County Industrial Development Authority
	Hunt Refining Company,
	Series 2011 A
	LOC: Sumitomo Mitsui Banking
	0.100% 06/01/28 (06/03/15) (a)(b)	30,000,000	30,000,000
ALABAMA TOTAL			32,005,000
ALASKA — 1.7%
AK Anchorage
	Series 2015
	0.500% 09/17/15	53,500,000	53,567,272
AK Borough of North Slope
	Series 2014 A
	2.000% 06/30/15	5,000,000	5,007,460
ALASKA TOTAL			58,574,732
ARIZONA — 0.8%
AZ Eclipse Funding Trust
	Series 2007
	LOC: U.S. Bank N.A.
	LIQ FAC: U.S. Bank N.A.
	0.130% 12/22/16 (06/04/15) (a)(b)(c)	21,025,000	21,025,000
AZ Phoenix Industrial Development Authority
	Pilgrim Rest Foundation, Inc.,
	Series 2005 A,
	LOC: JPMorgan Chase Bank
	0.140% 10/01/30 (06/04/15) (a)(b)	5,430,000	5,430,000
AZ Tempe Industrial Development Authority
	Centers for Habilitation,
	Series 2001,
	LOC: Wells Fargo Bank N.A.
	0.250% 12/01/21 (06/04/15) (a)(b)	1,185,000	1,185,000
ARIZONA TOTAL			27,640,000
ARKANSAS — 0.2%
AR Fort Smith
	Mitsubishi Power System of America,
	Series 2010,
	LOC: Bank Tokyo-Mitsubishi UFJ
	0.130% 10/01/40 (06/04/15) (a)(b)	5,930,000	5,930,000
ARKANSAS TOTAL			5,930,000
CALIFORNIA — 4.6%
CA Antelope Valley-East Kern Water Agency
	Series 2008 A-2,

		Par ($)	Value ($)
Municipal Bonds — (continued)
CALIFORNIA — (continued)
	LOC: Wells Fargo Bank N.A.
	0.100% 06/01/37 (06/04/15) (a)(b)	16,500,000	16,500,000
CA City of Los Angeles
	Series 2014
	1.500% 06/25/15	1,000,000	1,000,912
CA County of Los Angeles
	Series 2014
	1.500% 06/30/15	7,725,000	7,733,772
CA Golden Empire Schools Financing Authority
	Series 2015
	0.300% 05/01/16 (06/04/15) (b)(d)	24,600,000	24,600,000
CA Irvine Ranch Water District
	Series 2011 A-1,
	0.130% 10/01/37 (06/04/15) (b)(d)	12,300,000	12,300,000
CA Northern California Power Agency
	Series 2008 A,
	LOC: Bank of Montreal
	0.090% 07/01/32 (06/03/15) (a)(b)	5,400,000	5,400,000
CA RBC Municipal Products, Inc. Trust
	Kaiser Permanente,
	Series 2011 E-21,
	LOC: Royal Bank of Canada
	0.100% 10/01/15 (06/04/15) (a)(b)(c)	20,300,000	20,300,000
CA Sacramento Municipal Utility District
	Series 2012 L
	LOC: U.S. Bank N.A.
	0.090% 08/15/41 (06/04/15) (a)(b)	11,300,000	11,300,000
CA Statewide Communities Development Authority
	0.140% 10/06/15	20,000,000	20,000,000
	Kaiser Permanente:
	Series 9B-4
	0.140% 10/07/15	28,000,000	28,000,000
	Series K
	0.230% 01/06/16	5,000,000	5,000,000
	Painted Turtle Gang Foundation,
	Series 2003,
	LOC: Wells Fargo Bank N.A.
	0.100% 04/01/33 (06/04/15) (a)(b)	2,400,000	2,400,000
CALIFORNIA TOTAL			154,534,684
COLORADO — 2.3%
CO Clipper Tax-Exempt Certificate Trust
	Colorado Springs CO Utilities Revenue
	Series 2012 5A,
	LIQ FAC: State Street Bank & Trust Co.
	0.100% 11/15/30 (06/04/15) (a)(b)(c)	9,810,000	9,810,000
CO Jefferson County
	Rocky Mountain Butterfly Consortium,
	Series 1998,
	LOC: Wells Fargo Bank N.A.
	0.200% 06/01/28 (06/04/15) (a)(b)	1,270,000	1,270,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
COLORADO — (continued)
CO RBC Municipal Products, Inc. Trust
	Series 2015 E-55,
	LOC: Royal Bank of Canada
	LIQ FAC: Royal Bank of Canada
	0.190% 04/01/19 (06/04/15) (a)(b)(c)	26,225,000	26,225,000
CO University of Hospital Authority
	Series 2011 A
	LOC: Wells Fargo Bank N.A.
	0.100% 11/15/41 (06/03/15) (a)(b)	38,400,000	38,400,000
COLORADO TOTAL			75,705,000
CONNECTICUT — 1.2%
CT Health & Educational Facilities Authority
	0.090% 06/02/15	16,000,000	16,000,000
	Eastern Connecticut Health,
	Series 2010 E,
	LOC: TD Bank N.A.
	0.090% 07/01/34 (06/04/15) (a)(b)	1,000,000	1,000,000
	The Hotchkiss School,
	Series 2000 A,
	SPA: U.S. Bank N.A.
	0.100% 07/01/30 (06/04/15) (a)(b)	2,900,000	2,900,000
	The Taft School,
	Series 2000 E,
	LOC: Wells Fargo Bank N.A.
	0.100% 07/01/30 (06/03/15) (a)(b)	2,700,000	2,700,000
	Wesleyan University,
	Series 2010,
	LIQ FAC: Citibank N.A.
	0.100% 01/01/18 (06/04/15) (a)(b)(c)	2,300,000	2,300,000
	Westover School,
	Series 2007 B,
	LOC: TD Bank N.A.
	0.090% 07/01/30 (06/04/15) (a)(b)	1,560,000	1,560,000
CT Housing Finance Authority
	Series 2009 C2
	SPA: JPMorgan Chase Bank
	0.110% 11/15/36 (06/01/15) (a)(b)	700,000	700,000
CT Special Tax Revenue
	Series 2004
	Pre-refunded 07/01/15,
	Escrowed in U.S. Treasuries
	5.000% 07/01/20	1,500,000	1,505,944
	Series 2013,
	LIQ FAC: Citibank N.A.
	0.100% 01/01/21 (06/04/15) (a)(b)(c)	7,500,000	7,500,000
CT Stafford
	Series 2014
	1.000% 08/04/15	3,500,000	3,505,021
CONNECTICUT TOTAL			39,670,965
DELAWARE — 1.0%
DE BB&T Municipal Trust
	Series 2008-1007,
	LOC: Branch Banking & Trust

		Par ($)	Value ($)
Municipal Bonds — (continued)
DELAWARE — (continued)
	0.200% 04/10/22 (06/04/15) (a)(b)(c)	13,220,000	13,220,000
	Series 2008-1033,
	LOC: Branch Banking & Trust
	0.200% 06/01/24 (06/04/15) (a)(b)	6,210,000	6,210,000
DE New Castle County
	CHF-Delaware LLC,
	University Courtyard Apartments,
	Series 2005,
	LOC: PNC Bank N.A.
	0.080% 08/01/31 (06/04/15) (a)(b)	15,735,000	15,735,000
DELAWARE TOTAL			35,165,000
DISTRICT OF COLUMBIA — 1.2%
DC District of Columbia
	American University,
	Series 2006 B
	LOC: Royal Bank of Canada
	0.090% 10/01/36 (06/04/15) (a)(b)	9,000,000	9,000,000
DC RIB Floater Trust
	District of Columbia Income Tax Secured Revenue
	Series 2013,
	LIQ FAC: Barclays Bank PLC
	0.120% 12/01/35 (06/04/15) (a)(b)(c)	4,200,000	4,200,000
DC Washington Metropolitan Airports Authority
	Series 2010 C-2,
	LOC:Barclays Bank PLC
	0.090% 10/01/39 (06/04/15) (a)(b)	20,890,000	20,890,000
DC Water & Sewer Authority
	Series B
	LOC: Landesbank Hessen-Thüringen
	0.120% 06/23/15	6,000,000	6,000,000
DISTRICT OF COLUMBIA TOTAL			40,090,000
FLORIDA — 8.2%
FL Broward County Health Facilities Authority
	Henderson Mental Health Center,
	Series 2004,
	LOC: Northern Trust Company
	0.140% 07/01/29 (06/03/15) (a)(b)	3,300,000	3,300,000
FL County of Polk
	Series 2005
	Pre-refunded 02/01/15
	Escrowed in U.S. Treasuries
	5.000% 12/01/33	2,000,000	2,046,587
FL Eclipse Funding Trust
	Miami-Dade County School Board,
	Series 2007,
	LOC: U.S. Bank N.A.
	0.110% 05/01/32 (06/04/15) (a)(b)(c)	4,420,000	4,420,000
	Volusia County School Board
	Series 2007,
	LOC: U.S. Bank N.A.
	0.120% 08/01/32 (08/27/15) (a)(b)(c)	20,395,000	20,395,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
FL Gainesville Utilities System Revenue
	Series 2012 B
	LOC: Sumitomo Mitsui Banking
	0.090% 10/01/42 (06/03/15) (a)(b)	18,500,000	18,500,000
FL Jacksonville Economic Development Commission
	North Florida Shipyards, Inc.,
	Series 2010,
	LOC: Branch Banking & Trust
	0.100% 09/01/20 (06/04/15) (a)(b)	2,505,000	2,505,000
FL Lakeland
	Florida Southern College,
	Series 2012 B,
	LOC: TD Bank N.A.
	0.090% 09/01/24 (06/04/15) (a)(b)	8,040,000	8,040,000
FL Miami-Dade County Educational Facilities Authority
	University of Miami,
	Series 2008-2710,
	GTY AGMT: Wells Fargo Co.,
	LIQ FAC: Wells Fargo Co.
	0.120% 04/01/38 (06/04/15) (a)(b)(c)	14,820,000	14,820,000
FL Miami-Dade County Industrial Development Authority
	Dave & Mary Alper Jewish Community,
	Series 2002,
	LOC: Northern Trust Company
	0.140% 04/01/32 (06/03/15) (a)(b)	5,695,000	5,695,000
FL Miami-Dade County
	Series 2003 B
	LOC: TD Bank N.A.
	0.090% 04/01/43 (06/03/15) (a)(b)	8,200,000	8,200,000
FL Orlando-Orange County Expressway Authority
	Series 2008 B2,
	LOC: TD Bank N.A.
	0.090% 07/01/40 (06/04/15) (a)(b)	62,400,000	62,400,000
FL Palm Beach County
	Pine Crest Prep School,
	Series 2012 B,
	LOC: TD Bank N.A.
	0.090% 06/01/38 (06/04/15) (a)(b)	28,475,000	28,475,000
	Zoological Society of Palm Beach,
	Series 2001,
	LOC: Northern Trust Company
	0.140% 05/01/31 (06/04/15) (a)(b)	7,450,000	7,450,000
FL RBC Municipal Products, Inc. Trust
	Miami-Dade County, FL
	Series 2014
	LIQ FAC Royal Bank of Canada
	0.100% 01/09/17 (06/04/15) (a)(b)(c)	13,770,000	13,770,000
FL RIB Floater Trust
	Series 2015
	LOC: Barclays Bank PLC
	0.200% 05/01/18 (06/04/15) (a)(b)(c)	20,315,000	20,315,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
FLORIDA — (continued)
FL State Board of Administration
	Series 2010 A
	Escrowed in U.S. Treasuries/Agencies
	5.000% 07/01/15	7,000,000	7,028,563
FL State
	Series 2005 A
	5.000% 06/01/19	7,400,000	7,474,000
	Series 2012 B
	5.000% 06/01/15	5,410,000	5,410,000
FL Sunshine State Governmental Financing Commission
	Series H
	SPA: JPMorgan Chase Bank:
	0.080% 07/09/15	19,125,000	19,125,000
	0.100% 09/10/15	15,000,000	15,000,000
FLORIDA TOTAL			274,369,150
GEORGIA — 3.2%
GA BB&T Municipal Trust
	Series 2008-1014,
	LOC: Branch Banking & Trust
	0.200% 09/01/23 (06/04/15) (a)(b)(c)	14,585,000	14,585,000
GA Clipper Tax-Exempt Certificate Trust
	Georgia State,
	Series 2007,
	Pre-refunded in U.S. Treasuries,
	LIQ FAC: State Street Bank & Trust Co.
	0.100% 03/01/18 (06/04/15) (a)(b)	9,995,000	9,995,000
GA Main Street Natural Gas, Inc.
	Series 2010 A1
	GTY AGMT: Royal Bank of Canada
	SPA: Royal Bank of Canada
	0.160% 08/01/40 (06/04/15) (a)(b)	39,000,000	39,000,000
	Series 2010 A2
	GTY AGMT: Royal Bank of Canada
	SPA: Royal Bank of Canada
	0.160% 08/01/40 (06/04/15) (a)(b)	39,000,000	39,000,000
GA Municipal Electric Authority
	Series 2008 B,
	LOC: Bank of Tokyo-Mitsubishi UFJ
	0.090% 01/01/48 (06/03/15) (a)(b)	4,200,000	4,200,000
GEORGIA TOTAL			106,780,000
HAWAII — 0.1%
HI State
	Series 2005
	Pre-refunded 07/01/15,
	Escrowed in U.S. Treasuries
	5.000% 07/01/24	3,510,000	3,523,993
HAWAII TOTAL			3,523,993
ILLINOIS — 2.0%
IL Chicago Heights
	Chicago Heights Fitness,
	Series 2002 A,
	LOC: JPMorgan Chase Bank

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
	0.190% 03/01/17 (06/04/15) (a)(b)	425,000	425,000
IL Development Finance Authority
	American Academy of Dermatology,
	Series 2001,
	LOC: JPMorgan Chase Bank
	0.140% 04/01/21 (06/04/15) (a)(b)	3,000,000	3,000,000
IL Finance Authority
	Advocate Healthcare Network:
	Series 2003 A,
	0.130% 11/15/22 (07/16/15) (b)(d)	4,485,000	4,485,000
	Series 2008
	0.130% 11/01/38 (07/16/15) (b)(d)	5,000,000	5,000,000
	Elmhurst College:
	Series 2003,
	LOC: BMO Harris N.A.
	0.110% 03/01/33 (06/04/15) (a)(b)	9,450,000	9,450,000
	Series 2007,
	LOC: BMO Harris N.A.
	0.110% 02/01/42 (06/04/15) (a)(b)	12,500,000	12,500,000
	Lake Forest Academy,
	Series 2000,
	LOC: Northern Trust Company
	0.120% 12/01/24 (06/03/15) (a)(b)	6,000,000	6,000,000
	Lake Forest Open Lands,
	Series 1999,
	LOC: Northern Trust Company
	0.140% 08/01/33 (06/03/15) (a)(b)	9,000,000	9,000,000
	Marwen Foundation, Inc.,
	Series 2008
	LOC: Northern Trust Company
	0.140% 05/01/43 (06/04/15) (a)(b)	5,080,000	5,080,000
	Steppenwolf Theatre Co.,
	Series 2013,
	LOC: Northern Trust Company
	0.110% 03/01/43 (06/04/15) (a)(b)	5,675,000	5,675,000
IL Housing Development Authority Multi-Family
	Brookhaven Apartments Associates LP,
	Series 2008,
	Credit Support: FHLMC,
	SPA: FHLMC
	0.240% 08/01/38 (06/04/15) (a)(b)	7,145,000	7,145,000
ILLINOIS TOTAL			67,760,000
INDIANA — 4.3%
IN Crawfordsville Industrial Development Authority
	Acuity Brands,
	National Services Industries, Inc.,
	Series 1991,
	LOC: Wells Fargo Bank N.A.
	0.200% 06/01/21 (06/04/15) (a)(b)	4,000,000	4,000,000
IN Development Finance Authority
	Goodwill Industries,
	Series 2005,
	LOC: PNC Bank N.A.
	0.130% 01/01/27 (06/04/15) (a)(b)	5,425,000	5,425,000
	Rehabilitation Center, Inc.,
	Series 2002,

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — (continued)
	LOC: Wells Fargo Bank N.A.
	0.250% 07/01/17 (06/04/15) (a)(b)	600,000	600,000
IN Finance Authority
	ArcelorMittal,
	Ispat Inland, Inc.,
	Series 2005,
	LOC: Rabobank Nederland:
	0.110% 06/01/35 (06/03/15) (a)(b)	25,480,000	25,480,000
	Depauw University,
	Series 2008 A,
	LOC: Northern Trust Company
	0.100% 07/01/36 (06/04/15) (a)(b)	36,510,000	36,510,000
	Goodwill Industries,
	Series 2006,
	LOC: JPMorgan Chase Bank
	0.140% 12/01/36 (06/04/15) (a)(b)	7,200,000	7,200,000
	Lutheran Child & Family Services,
	Series 2005,
	LOC: PNC Bank N.A.
	0.130% 11/01/27 (06/04/15) (a)(b)	3,980,000	3,980,000
IN Health Facility Finance Authority
	Anthony Wayne Rehabilitation Center,
	Series 2001,
	LOC: Wells Fargo Bank N.A.
	0.200% 02/01/31 (06/04/15) (a)(b)	2,200,000	2,200,000
	Community Hospital of Lagrange,
	Series 2007,
	LOC: PNC Bank N.A.
	0.100% 11/01/32 (06/04/15) (a)(b)	20,380,000	20,380,000
	Community Hospitals Project,
	Series 2000 B,
	LOC: Wells Fargo Bank N.A.
	0.100% 07/01/28 (06/04/15) (a)(b)	12,000,000	12,000,000
IN Lawrenceburg
	Indiana Michigan Power Co.,
	Series 2008 H,
	LOC: Bank of Nova Scotia
	0.090% 11/01/21 (06/04/15) (a)(b)	8,000,000	8,000,000
IN Puttable Floating Option Tax-Exempt Receipts
	Indiana Finance Authority Highway Revenue,
	Series 2007,
	GTY AGMT: Wells Fargo Bank N.A.,
	LIQ FAC: Wells Fargo Bank N.A.
	0.150% 06/01/29 (06/04/15) (a)(b)	6,405,000	6,405,000
IN Rockport
	AEP Generating Co.,
	Series 1995 B,
	LOC: Bank of Tokyo-Mitsubishi UFJ
	0.110% 07/01/25 (06/03/15) (a)(b)	6,000,000	6,000,000
IN St. Joseph County
	South Bend Medical Foundation, Inc.,
	Series 2000,
	LOC: PNC Bank N.A.

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDIANA — (continued)
	0.130% 08/01/20 (06/04/15) (a)(b)	7,875,000	7,875,000
INDIANA TOTAL			146,055,000
IOWA — 0.3%
IA Higher Education Loan Authority
	Des Moines University Osteopath:
	Series 2003,
	LOC: BMO Harris N.A.
	0.080% 10/01/33 (06/01/15) (a)(b)	4,635,000	4,635,000
	Series 2004,
	LOC: BMO Harris N.A.
	0.080% 10/01/24 (06/01/15) (a)(b)	4,105,000	4,105,000
IOWA TOTAL			8,740,000
KENTUCKY — 1.1%
KY Economic Development Finance Authority
	Baptist Healthcare System,
	Series 2009 B4
	LOC: Branch Banking & Trust
	0.100% 08/15/38 (06/04/15) (a)(b)	29,255,000	29,255,000
KY Morehead League of Cities Funding Trust
	Series 2004 A,
	LOC: U.S. Bank N.A.
	0.110% 06/01/34 (06/05/15) (a)(b)	9,040,500	9,040,500
KENTUCKY TOTAL			38,295,500
MAINE — 0.3%
ME Eclipse Funding Trust
	Maine Health & Higher Educational Facility Authority,
	Series 2007,
	LOC: U.S. Bank N.A.
	0.110% 07/01/37 (06/04/15) (a)(b)(c)	9,785,000	9,785,000
MAINE TOTAL			9,785,000
MARYLAND — 2.9%
MD Baltimore County Economic Development Authority
	Torah Institute of Baltimore,
	Series 2004,
	LOC: Branch Banking & Trust
	0.100% 07/01/24 (06/04/15) (a)(b)	2,380,000	2,380,000
MD Bel Air Economic Development Authority
	Harford Day School, Inc.,
	Series 2007,
	LOC: Branch Banking & Trust
	0.100% 10/01/33 (06/04/15) (a)(b)	3,730,000	3,730,000
MD Community Development Administration
	Series 2007 J
	SPA: TD Bank N.A.
	0.110% 09/01/31 (06/04/15) (a)(b)	22,800,000	22,800,000
MD County of Montgomery
	Series 10-B
	LIQ FAC: State Street Bank

		Par ($)	Value ($)
Municipal Bonds — (continued)
MARYLAND — (continued)
	0.100% 06/10/15	17,000,000	17,000,000
MD Health & Higher Educational Facilities Authority
	Peninsula Regional Medical Center,
	Series 1985 B,
	LOC: TD Bank N.A.
	0.090% 04/01/35 (06/03/15) (a)(b)	10,600,000	10,600,000
	University of Maryland Medical Systems,
	Series 2007 A,
	LOC: Wells Fargo Bank N.A.
	0.090% 07/01/34 (06/04/15) (a)(b)	10,835,000	10,835,000
MD Montgomery County Housing Opportunities Commission
	Series 2011 A,
	LOC: TD Bank N.A.
	0.100% 01/01/49 (06/04/15) (a)(b)	7,590,000	7,590,000
MD Prince George’s County
	Series 2007-2128,
	GTY AGMT: Wells Fargo Bank N.A.,
	LIQ FAC: Wells Fargo Bank N.A.
	0.100% 07/01/34 (06/04/15) (a)(b)(c)	13,710,000	13,710,000
MD Tender Option Bond Trust Receipts/Certificates
	Montgomery County, MD
	Trinity Health Corp.
	Series 2015
	LIQ FAC: JPMorgan Chase Bank
	0.110% 12/01/22 (06/04/15) (a)(b)(c)	8,085,000	8,085,000
MARYLAND TOTAL			96,730,000
MASSACHUSETTS — 0.9%
MA Clipper Tax-Exempt Certificate Trust
	MA Bay Transportation Authority
	Series 2007
	LIQ FAC: State Street Bank & Trust Co.:
	0.130% 11/01/26 (06/04/15) (a)(b)	2,275,000	2,275,000
	0.130% 07/01/27 (06/04/15) (a)(b)	10,450,000	10,450,000
MA Leominster
	Series 2014
	1.000% 06/26/15	2,200,000	2,201,202
MA Newburyport
	Series 2015
	0.850% 10/23/15 (e)	1,000,000	1,002,810
MA RBC Municipal Products, Inc. Trust
	Series 2012 E-38,
	LOC: Royal Bank of Canada
	0.100% 01/01/16 (06/04/15) (a)(b)(c)	4,130,000	4,130,000
MA Springfield
	State Qualified Municipal Purpose Loan
	Series 2007,
	DPCE: Massachusetts Qualified Bond Program (Chapter 44A)
	5.000% 08/01/15	1,000,000	1,008,041
MA Worcester
	Series 2014 A

		Par ($)	Value ($)
Municipal Bonds — (continued)
MASSACHUSETTS — (continued)
	1.000% 12/18/15	9,625,000	9,668,211
MASSACHUSETTS TOTAL			30,735,264
MICHIGAN — 2.8%
MI L’Anse Creuse Public Schools
	School Building & Site-RMKT,
	Series 2008,
	SPA: JPMorgan Chase Bank
	0.110% 05/01/35 (06/01/15) (a)(b)	21,950,000	21,950,000
MI RIB Floater Trust
	Michigan Finance Authority
	Series 2014
	LOC: Barclays Bank PLC
	0.200% 06/01/15 (06/04/15) (a)(b)(c)	32,700,000	32,700,000
MI Royal Oak School District
	Series 2005
	Pre-refunded 01/01/15
	Escrowed in U.S. Treasuries
	5.000% 05/01/19	2,000,000	2,039,763
MI Trunk Line Revenue
	Series 2005 B
	Pre-refunded 09/01/15
	Escrowed in U.S. Treasuries
	4.000% 09/01/17	23,055,000	23,276,178
MI University of Michigan
	Series 2012 A,
	0.080% 04/01/36 (06/04/15) (b)(d)	14,250,000	14,250,000
MICHIGAN TOTAL			94,215,941
MINNESOTA — 0.4%
MN Higher Education Facilities Authority
	St. Catheriane University,
	Series 2002 N2,
	LOC: U.S. Bank N.A.
	0.100% 10/01/32 (06/04/15) (a)(b)	10,800,000	10,800,000
MN Rosemount-Apple Valley-Eagan Independent School District No.196
	Series 2012,
	DPCE: Minnesota School District Credit Enhancement Program
	3.000% 02/01/16	1,770,000	1,801,931
MN State Colleges & Universities
	Series 2005 A
	Pre-refunded 00/01/15
	Escrowed in U.S. Treasuries
	5.000% 10/01/29	1,000,000	1,015,777
MINNESOTA TOTAL			13,617,708
MISSOURI — 1.8%
MO Development Finance Board
	The Nelson Gallery Foundation,
	Series 2004 A,
	SPA: Northern Trust Co.
	0.090% 12/01/33 (06/01/15) (a)(b)	10,220,000	10,220,000
MO Eclipse Funding Trust
	Series 2006
	LOC: U.S. Bank N.A.

		Par ($)	Value ($)
Municipal Bonds — (continued)
MISSOURI — (continued)
	LIQ FAC: U.S. Bank N.A.
	0.130% 04/28/16 (06/04/15) (a)(b)(c)	11,900,000	11,900,000
MO Health & Educational Facilities Authority
	0.080% 07/07/15	8,100,000	8,100,000
	Ascension Health,
	Series 2008 C-5,
	0.090% 11/15/26 (06/03/15) (b)(d)	10,500,000	10,500,000
MO Kansas City
	H. Roe Battle Convention Center,
	Series 2008 E,
	LOC: Sumitomo Mitsui Banking
	0.100% 04/15/34 (06/03/15) (a)(b)	14,275,000	14,275,000
MO Nodaway Industrial Development Authority
	Northwest Foundation, Inc.,
	Series 2002,
	LOC: U.S. Bank N.A.
	0.110% 11/01/32 (06/04/15) (a)(b)	2,475,000	2,475,000
MO St. Louis Industrial Development Authority
	St. Louis Art Museum Foundation,
	Series 2009 B,
	LOC: U.S. Bank N.A.
	0.090% 12/01/40 (06/03/15) (a)(b)	2,110,000	2,110,000
MISSOURI TOTAL			59,580,000
NEBRASKA — 1.4%
NE Madison County Hospital Authority No. 1
	Faith Regional Health Services,
	Series 2008 B,
	LOC: U.S. Bank N.A.
	0.100% 07/01/33 (06/04/15) (a)(b)	12,045,000	12,045,000
NE Omaha Public Power District
	Electric Revenue CP Notes:
	Series A:
	0.090% 07/09/15	13,130,000	13,130,000
	0.100% 06/04/15	3,500,000	3,500,000
	0.100% 09/03/15	8,300,000	8,300,000
	Series A
	0.120% 10/01/15	11,800,000	11,800,000
NEBRASKA TOTAL			48,775,000
NEVADA — 1.7%
NV Reno
	ReTrac-Reno Transportation Rail Access Corridor,
	Series 2008,
	LOC: Bank of NY Mellon
	0.100% 06/01/42 (06/01/15) (a)(b)	56,595,000	56,595,000
NEVADA TOTAL			56,595,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW HAMPSHIRE — 0.7%
NH Health & Education Facilities Authority
	Dartmouth College,
	Series 2002,
	SPA: JPMorgan Chase Bank
	0.080% 06/01/32 (06/03/15) (a)(b)	19,195,000	19,195,000
	University System of New Hampshire,
	Series 2011 B,
	0.080% 07/01/33 (06/01/15) (b)(d)	5,485,000	5,485,000
NEW HAMPSHIRE TOTAL			24,680,000
NEW JERSEY — 12.8%
NJ Borough of Beachwood
	Series 2015
	1.000% 03/09/16	6,470,000	6,498,764
NJ County of Essex
	Series 2014
	0.750% 09/22/15	45,245,000	45,327,449
NJ County of Union
	Series 2014
	0.750% 06/26/15	25,100,000	25,110,981
NJ JPMorgan Chase Putters/Drivers Trust
	New Jersey State Trans:
	Series 2014
	LOC: JPMorgan Chase Bank:
	0.120% 06/26/15 (06/01/15) (a)(b)(c)	171,200,000	171,200,000
	0.150% 06/26/15 (06/04/15) (a)(b)(c)	62,495,000	62,495,000
NJ RIB Floater Trust
	NJ Healthcare Financing Authority
	Series 2013,
	LOC: Barclays Bank PLC
	0.150% 07/03/17 (06/04/15) (a)(b)(c)	60,950,000	60,950,000
NJ Township of East Brunswick
	Series 2014
	1.000% 07/29/15	13,350,000	13,367,140
	Series 2015
	1.500% 01/14/16	5,140,000	5,177,561
NJ Township of Readington
	Series 2015
	1.000% 08/05/15	8,450,000	8,462,874
NJ Township of River Vale
	Series 2014
	1.000% 08/14/15	6,400,000	6,409,316
NJ Township of Woodbridge
	Series 2014
	1.000% 08/21/15	27,000,000	27,047,225
NEW JERSEY TOTAL			432,046,310
NEW MEXICO — 0.3%
NM Albuquerque Bernalillo County Water Utility Authority
	Series 2005
	Pre-refunded 07/01/15,
	Escrowed in U.S. Treasuries:
	4.150% 07/01/18	4,800,000	4,815,840

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW MEXICO — (continued)
	4.375% 07/01/22	5,700,000	5,719,846
NEW MEXICO TOTAL			10,535,686
NEW YORK — 8.1%
NY Ballston Spa Central School District
	Series 2014
	Insured: State Aid Withholding
	1.000% 09/25/15	16,411,000	16,451,055
NY BB&T Municipal Trust
	Series 2010-1039,
	LOC: Branch Banking & Trust
	0.200% 06/01/25 (06/04/15) (a)(b)(c)	29,960,000	29,960,000
NY Corning School District
	Series 2014 C
	Insured: State Aid Withholding
	1.000% 06/25/15	47,500,000	47,526,173
NY County of Saratoga
	Saratoga Hospital Obligated Group,
	Series 2014
	LOC: HSBC Bank USA N.A.
	0.100% 12/01/40 (06/04/15) (a)(b)	3,125,000	3,125,000
NY Franklin County Civic Development Corp.
	Alice Hyde Medical Center,
	Series 2013 A,
	LOC: HSBC Bank USA N.A.
	0.100% 10/01/38 (06/04/15) (a)(b)	4,265,000	4,265,000
NY Grand Island
	Series 2014
	1.000% 10/14/15	6,320,000	6,337,952
NY Hamburg Central School District
	Series 2014,
	Insured: State Aid Withholding
	0.750% 06/12/15	20,400,000	20,402,570
NY Housing Development Corp.
	Series 2013 B-4
	LIQ FAC: Wells Fargo Bank N.A.
	0.100% 05/01/18 (06/04/15) (a)(b)	5,300,000	5,300,000
NY Housing Finance Agency
	Midtown West B LLC,
	505 West 37th St.:
	Series 2009 A,
	LOC: Landesbank Hessen-Thüringen
	0.100% 05/01/42 (06/01/15) (a)(b)	26,600,000	26,600,000
	Series 2009 B,
	LOC: Landesbank Hessen-Thüringen:
	0.100% 05/01/42 (06/01/15) (a)(b)	36,600,000	36,600,000
	West 60th Realty LLC,
	Series 2013 A1,
	LOC: M&T Bank
	0.150% 05/01/46 (06/03/15) (a)(b)	1,400,000	1,400,000
NY Liverpool Central School District
	Series 2014 B,
	Insured: State Aid Withholding

		Par ($)	Value ($)
Municipal Bonds — (continued)
NEW YORK — (continued)
	1.000% 10/02/15	7,720,000	7,739,720
NY New York City Municipal Water Finance Authority
	Series 2008 BB-1,
	SPA: Landesbank Hessen-Thüringen
	0.090% 06/15/39 (06/01/15) (a)(b)	11,000,000	11,000,000
NY Putnam County Industrial Development Agency
	United Cerebral Palsy of Putnam,
	Series 2005 B,
	LOC: TD Bank N.A.
	0.090% 12/01/30 (06/04/15) (a)(b)	2,135,000	2,135,000
NY Town of Amherst
	Series 2014
	0.750% 11/12/15	29,387,882	29,454,960
NY Town of North Hempstead
	Series 2014 D
	0.500% 10/02/15	7,500,000	7,506,293
NY White Plains City School District
	Series 2014
	Insured: State Aid Withholding
	1.000% 06/26/15	16,900,000	16,909,990
NEW YORK TOTAL			272,713,713
NORTH CAROLINA — 2.9%
NC BB&T Municipal Trust
	Series 2008-1023,
	LOC: Branch Banking & Trust
	LIQ FAC: Branch Banking & Trust
	0.200% 05/01/24 (06/04/15) (a)(b)(c)	3,130,000	3,130,000
NC Capital Facilities Finance Agency
	0.060% 06/11/15	14,124,000	14,124,000
	0.100% 09/03/15	7,500,000	7,500,000
	Barton College,
	Series 2004,
	LOC: Branch Banking & Trust
	0.100% 07/01/19 (06/04/15) (a)(b)	3,500,000	3,500,000
	High Point University:
	Series 2007,
	LOC: Branch Banking & Trust
	0.100% 12/01/29 (06/04/15) (a)(b)	5,000,000	5,000,000
	Series 2008,
	LOC: Branch Banking & Trust
	0.100% 05/01/30 (06/04/15) (a)(b)	3,360,000	3,360,000
	Meredith College,
	Series 2008 B,
	LOC: Wells Fargo Bank N.A.
	0.100% 06/01/38 (06/04/15) (a)(b)	2,970,000	2,970,000
NC Forsyth County
	Series 2004 A,
	SPA: Wells Fargo Bank N.A.
	0.100% 03/01/25 (06/04/15) (a)(b)	8,835,000	8,835,000
	Series 2004 B,
	SPA: Wells Fargo Bank N.A.
	0.100% 03/01/25 (06/04/15) (a)(b)	10,000,000	10,000,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
NORTH CAROLINA — (continued)
NC Medical Care Commission
	Caromont Health Obligated Group,
	Series 2003 B
	LOC: Wells Fargo Bank N.A.
	0.100% 08/15/34 (06/03/15) (a)(b)	15,660,000	15,660,000
	Deerfield Episcopal Retirement,
	Series 2008 B,
	LOC: Branch Banking & Trust
	0.100% 11/01/38 (06/04/15) (a)(b)	5,000,000	5,000,000
	J. Arthur Dosher Memorial Hospital,
	Series 1998 J,
	LOC: Branch Banking & Trust
	0.120% 05/01/18 (06/04/15) (a)(b)	1,135,000	1,135,000
	Southeastern Regional Medical Center,
	Series 2005,
	LOC: Branch Banking & Trust
	0.100% 06/01/37 (06/04/15) (a)(b)	6,655,000	6,655,000
NC State
	Series 2010 B
	5.000% 06/01/15	6,500,000	6,500,000
NC Wake County Industrial Facilities & Pollution Control Financing Authority
	Habitat for Humanity of Wake County,
	Series 2007,
	LOC: Branch Banking & Trust
	0.100% 11/01/32 (06/04/15) (a)(b)	3,700,000	3,700,000
NORTH CAROLINA TOTAL			97,069,000
OHIO — 4.2%
OH Air Quality Development Authority
	Aep Generation Resources,
	Series 2014 A
	LOC: Mizuho Bank Ltd.
	0.110% 12/01/38 (06/04/15) (a)(b)	24,000,000	24,000,000
OH County of Franklin
	Ohio Health Obligation Group,
	Series 2011 C
	0.130% 11/15/33 (06/03/15) (b)(d)(e)	7,350,000	7,350,000
OH County of Lucas
	Limited Tax-Various Purpose Improvement Notes
	Series 2014
	1.000% 07/14/15	2,450,000	2,452,391
OH Cuyahoga County
	A.M. Mcgregor Home,
	Series 2014
	LOC: Northern Trust Company
	0.130% 05/01/49 (06/04/15) (a)(b)	19,745,000	19,745,000
OH Geauga County
	Sisters of Notre Dame,
	Series 2001,
	LOC: PNC Bank N.A.
	0.130% 08/01/16 (06/04/15) (a)(b)	995,000	995,000
OH Hamilton County
	Elizabeth Gamble Deacones,
	Series 2002 A
	LOC: Northern Trust Company

		Par ($)	Value ($)
Municipal Bonds — (continued)
OHIO — (continued)
	0.130% 06/01/27 (06/04/15) (a)(b)	13,500,000	13,500,000
OH Middletown City
	Atrium Medical Center Obligated Group,
	Series 2008 B
	LOC: PNC Bank N.A.
	0.090% 11/15/39 (06/03/15) (a)(b)	19,450,000	19,450,000
OH Salem Civic Facility
	Salem Community Center, Inc.,
	Series 2001,
	LOC: PNC Bank N.A.
	0.130% 06/01/27 (06/04/15) (a)(b)	6,225,000	6,225,000
OH Stark County Port Authority
	Community Action Agency,
	Series 2001,
	LOC: JPMorgan Chase Bank
	0.160% 12/01/22 (06/04/15) (a)(b)	2,600,000	2,600,000
OH State University
	Series 2014 B-1
	0.070% 12/01/39 (06/03/15) (b)(d)	13,000,000	13,000,000
	Series C3-C
	0.080% 07/08/15	16,100,000	16,100,000
OH State
	Series 2014
	1.000% 12/15/15	8,650,000	8,683,042
OH Zanesville Muskingum County Port Authority
	Grove City Church,
	Series 2006,
	LOC: PNC Bank N.A.
	0.130% 02/01/24 (06/04/15) (a)(b)	6,720,000	6,720,000
OHIO TOTAL			140,820,433
OREGON — 0.5%
OR State
	Series 2008
	SPA: Bank of Tokyo-Mitsubishi UFJ
	0.090% 12/01/45 (06/03/15) (a)(b)	17,665,000	17,665,000
OREGON TOTAL			17,665,000
PENNSYLVANIA — 7.0%
PA Allegheny County Hospital Development Authority
	Jefferson Regional Medical Center,
	Series 2006 A,
	LOC: PNC Bank N.A.
	0.110% 05/01/26 (06/04/15) (a)(b)	22,000,000	22,000,000
PA Allegheny County
	Series 2000
	LOC: PNC Bank N.A.
	0.100% 05/01/27 (06/04/15) (a)(b)	5,000,000	5,000,000
PA Bucks County Industrial Development Authority
	Grand View Hospital,
	Series 2008 A,
	LOC: TD Bank N.A.

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — (continued)
	0.090% 07/01/34 (06/04/15) (a)(b)	380,000	380,000
PA Cumberland County Municipal Authority
	Diakon Lutheran Social,
	Series 2014
	LOC: M&T Bank
	0.100% 01/01/39 (06/04/15) (a)(b)	4,920,000	4,920,000
PA Emmaus General Authority
	Series 1989 B-28,
	LOC: U.S. Bank N.A.
	0.090% 03/01/24 (06/03/15) (a)(b)	2,200,000	2,200,000
	Series 1989 B-29,
	LOC: U.S. Bank N.A.
	0.090% 03/01/24 (06/03/15) (a)(b)	8,000,000	8,000,000
	Series 1989 E-22,
	LOC: U.S. Bank N.A.
	0.090% 03/01/24 (06/03/15) (a)(b)	10,800,000	10,800,000
	Series 1989 F-27,
	LOC: U.S. Bank N.A.
	0.090% 03/01/24 (06/03/15) (a)(b)	2,300,000	2,300,000
	Series 2003 E-20,
	LOC: U.S. Bank N.A.
	0.090% 03/01/24 (06/03/15) (a)(b)	5,600,000	5,600,000
PA Haverford Township School District
	Series 2009,
	LOC: TD Bank N.A.
	0.090% 03/01/30 (06/04/15) (a)(b)	4,060,000	4,060,000
PA Higher Educational Facilities Authority
	Drexel University,
	Series 2000
	LOC: JPMorgan Chase Bank
	0.090% 11/01/25 (06/04/15) (a)(b)	15,135,000	15,135,000
	Mount Aloysius College,
	Series 2003 L3,
	LOC: PNC Bank N.A.
	0.120% 05/01/28 (06/04/15) (a)(b)	4,600,000	4,600,000
PA Philadelphia Authority for Industrial Development
	NewCourtland Elder Services,
	Series 2007,
	LOC: PNC Bank N.A.
	0.110% 03/01/26 (06/04/15) (a)(b)	7,090,000	7,090,000
	Series 2007 B2
	LOC: TD Bank N.A.
	0.090% 10/01/30 (06/04/15) (a)(b)	30,645,000	30,645,000
PA Philadelphia School District
	Series 2009 C,
	LOC:TD Bank N.A.
	0.090% 06/01/26 (06/04/15) (a)(b)	30,270,000	30,270,000
PA Public School Building Authority
	Park School Project:
	Series 2009 A,
	LOC: PNC Bank N.A.
	0.110% 08/01/30 (06/04/15) (a)(b)	9,730,000	9,730,000
	Series 2009 B,
	LOC: PNC Bank N.A.

		Par ($)	Value ($)
Municipal Bonds — (continued)
PENNSYLVANIA — (continued)
	0.110% 05/15/20 (06/04/15) (a)(b)	8,510,000	8,510,000
PA RBC Municipal Products, Inc. Trust
	Series 2015 E-53
	LOC: Royal Bank of Canada
	LIQ FAC: Royal Bank of Canada
	0.190% 12/01/18 (06/04/15) (a)(b)(c)	60,300,000	60,300,000
PA Ridley School District
	Series 2009,
	LOC: TD Bank N.A.
	0.090% 11/01/29 (06/04/15) (a)(b)	3,225,000	3,225,000
PENNSYLVANIA TOTAL			234,765,000
PUERTO RICO — 1.3%
PR RBC Municipal Products, Inc. Trust
	Series 2015 E-54,
	LOC: Royal Bank of Canada
	LIQ FAC: Royal Bank of Canada
	0.300% 05/01/17 (06/04/15) (a)(b)(c)	42,485,000	42,485,000
PUERTO RICO TOTAL			42,485,000
RHODE ISLAND — 0.4%
RI Health & Educational Building Corp.
	Brown University,
	Higher Education Facilities
	Series 2003 B
	LIQ FAC: Northern Trust Company
	0.070% 09/01/43 (06/04/15) (a)(b)	14,105,000	14,105,000
RHODE ISLAND TOTAL			14,105,000
SOUTH CAROLINA — 0.1%
SC Charleston Educational Excellence Finance Corp.
	Series 2005
	Pre-refunded 02/01/15
	Escrowed in U.S. Treasuries
	5.250% 12/01/29	2,000,000	2,050,169
SOUTH CAROLINA TOTAL			2,050,169
SOUTH DAKOTA — 0.6%
SD Health & Educational Facilities Authority
	Series 2001 C,
	LOC: U.S. Bank N.A.
	0.090% 11/01/19 (06/05/15) (a)(b)	7,885,000	7,885,000
SD Sioux Falls
	Series 2007-1886,
	GTY AGMT: Wells Fargo Bank N.A.,
	LIQ FAC: Wells Fargo Bank N.A.
	0.120% 11/15/33 (06/04/15) (a)(b)	12,320,000	12,320,000
SOUTH DAKOTA TOTAL			20,205,000
TENNESSEE — 0.6%
TN Blount County Public Building Authority
	Series 2009 E-7-A,
	LOC: Branch Banking & Trust
	0.100% 06/01/39 (06/03/15) (a)(b)	5,200,000	5,200,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
TENNESSEE — (continued)
	Series 2009 E-8-A,
	LOC: Branch Banking & Trust
	0.100% 06/01/37 (06/03/15) (a)(b)	1,470,000	1,470,000
TN Clipper Tax-Exempt Certificate Trust
	Met Government Nashville & Davidson County
	Series 2013 1A,
	LIQ FAC: State Street Bank & Trust Co.
	0.100% 07/01/27 (06/04/15) (a)(b)(c)	7,500,000	7,500,000
TN Hawkins County Industrial Development Board
	Leggett & Platt, Inc.,
	Series 1988 B,
	LOC: Wells Fargo Bank N.A.
	0.200% 10/01/27 (06/03/15) (a)(b)	1,750,000	1,750,000
TN Metropolitan Government of Nashville & Davidson County
	Series 2013
	3.000% 07/01/15	1,000,000	1,002,208
TN RIB Floater Trust Various States
	Ascension Health Credit Group
	Series 2014
	LIQ FAC: Barclays Bank PLC
	0.120% 11/15/47 (06/04/15) (a)(b)(c)	2,500,000	2,500,000
TENNESSEE TOTAL			19,422,208
TEXAS — 9.0%
TX Bexar County Housing Finance Corp.
	Multi-Family Housing,
	Perrin Park Apartments,
	Series 1996,
	LOC: Northern Trust Company
	0.120% 06/01/28 (06/04/15) (a)(b)	10,375,000	10,375,000
TX City of Houston
	Series 2005 A
	5.000% 03/01/16	1,010,000	1,022,376
TX Dallas Performing Arts Cultural Facilities Corp.
	Dallas Center of Performing Arts Cultural Facilities Corp.,
	Series 2008
	LOC: JPMorgan Chase Bank
	0.090% 09/01/41 (06/04/15) (a)(b)	6,120,000	6,120,000
TX Gregg County Housing Finance Corp.
	Bailey Properties LLC,
	Series 2004 A,
	Guarantor: FNMA,
	LIQ FAC: FNMA:
	0.100% 02/15/23 (06/04/15) (a)(b)	4,295,000	4,295,000
	Summer Green LLC,
	Series 2004 A,
	Guarantor: FNMA,
	LIQ FAC: FNMA:
	0.100% 02/15/23 (06/04/15) (a)(b)	2,210,000	2,210,000
TX Klein Independent School District
	Series 2006
	Pre-refunded 08/01/15,
	Escrowed in U.S. Treasuries

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
	Insured: PSF
	4.400% 08/01/21	2,085,000	2,099,669
TX Leander Independent School District
	Series 2005
	Pre-refunded 08/15/15,
	Escrowed in U.S. Treasuries
	5.000% 08/15/18	4,015,000	4,054,380
TX Mesquite Independent School District
	Series 2000,
	LIQ FAC: JPMorgan Chase Bank
	0.100% 08/15/25 (06/11/15) (a)(b)	12,855,000	12,855,000
TX North Tollway Authority
	Series 2009 D
	LOC: Royal Bank of Canada
	0.080% 01/01/49 (06/03/15) (a)(b)	33,000,000	33,000,000
TX Permanent University Fund
	Series 2005 B
	4.250% 07/01/19	5,900,000	5,919,249
TX Plano Independent School District
	Series 2006
	Insured: PSF
	4.250% 02/15/16	1,185,000	1,217,862
	Series 2015
	Insured: PSF
	2.000% 02/15/16	2,525,000	2,556,111
TX Round Rock Independent School District
	Series 2007,
	Guarantor: PSF,
	LIQ FAC: Wells Fargo Bank N.A.
	0.120% 08/01/32 (06/04/15) (a)(b)	10,795,000	10,795,000
TX State
	Series 2011 B
	SPA: Landesbank Hessen-Thüringen
	0.110% 12/01/41 (06/03/15) (a)(b)	7,050,000	7,050,000
	Series 2011 C
	SPA: Landesbank Hessen-Thüringen
	0.140% 06/01/42 (06/03/15) (a)(b)	31,145,000	31,145,000
	Series 2013 B
	SPA: Bank of New York Mellon
	0.090% 12/01/43 (06/03/15) (a)(b)	17,505,000	17,505,000
	Series 2014
	1.500% 08/31/15	43,600,000	43,748,402
	Series 2015 A
	SPA: Landesbank Hessen-Thüringen
	0.140% 06/01/45 (06/03/15) (a)(b)	40,000,000	40,000,000
TX University of Texas
	Financing System,
	Series 2008 B,
	LIQ FAC: University of Texas Investment Management Co.
	0.070% 08/01/25 (06/04/15) (a)(b)	30,000,000	30,000,000
	Series 2008 A

		Par ($)	Value ($)
Municipal Bonds — (continued)
TEXAS — (continued)
	0.080% 07/01/38 (06/04/15) (b)(d)	36,900,000	36,900,000
TEXAS TOTAL			302,868,049
UTAH — 0.7%
UT County of Utah
	IHC Health Services, Inc.,
	Series 2002 B
	SPA: U.S. Bank N.A.
	0.100% 05/15/35 (06/04/15) (a)(b)	15,400,000	15,400,000
UT Davis County School District
	Series 2005 B
	5.000% 06/01/15	2,000,000	2,000,000
	Series 2015 A
	2.000% 06/01/16	3,445,000	3,500,519
UT Housing Corp.
	Multi-Family Housing,
	Miller Timbergate Apartments LLC,
	Series 2009 A,
	LIQ FAC: FHLMC,
	GTY AGMT: FNMA
	0.150% 04/01/42 (06/04/15) (a)(b)	3,125,000	3,125,000
UT Jordan School District
	Series 2014
	5.000% 06/15/15	1,100,000	1,102,046
UTAH TOTAL			25,127,565
VERMONT — 0.5%
VT Educational & Health Buildings Financing Agency
	Norwich University,
	Series 2008,
	LOC: TD Bank N.A.
	0.090% 09/01/38 (06/03/15) (a)(b)	3,000,000	3,000,000
	Porter Hospital, Inc.
	Series 2005 A
	LOC: TD Bank N.A.
	0.090% 10/01/35 (06/04/15) (a)(b)	12,790,000	12,790,000
VERMONT TOTAL			15,790,000
VIRGINIA — 1.1%
VA Chesapeake Redevelopment & Housing Authority
	Great Bridge Apartments LLC,
	Series 2008 A,
	DPCE: FNMA,
	LIQ FAC: FNMA
	0.120% 01/15/41 (06/04/15) (a)(b)	18,625,000	18,625,000
VA Commonwealth of Virginia
	Series 2012 A
	4.000% 06/01/15	2,500,000	2,500,000
VA Fairfax County Industrial Development Authority
	Inova Health System Foundation,
	Fairfax Hospital:
	Series 1988 C,
	LOC: Northern Trust Company

		Par ($)	Value ($)
Municipal Bonds — (continued)
VIRGINIA — (continued)
	0.130% 10/01/25 (06/03/15) (a)(b)	2,500,000	2,500,000
	Series 1988 D,
	LOC: Northern Trust Company
	0.130% 10/01/25 (06/03/15) (a)(b)	1,200,000	1,200,000
VA Loudoun County Industrial Development Authority
	Jack Kent Cooke Foundation,
	Series 2004,
	LOC: Northern Trust Company
	0.140% 06/01/34 (06/03/15) (a)(b)	12,500,000	12,500,000
VIRGINIA TOTAL			37,325,000
WASHINGTON — 0.6%
WA Housing Finance Commission
	Artspace Everett LP,
	Series 2008 B,
	Credit Support: FHLMC,
	LIQ FAC: FHLMC:
	0.110% 12/01/41 (06/03/15) (a)(b)	3,200,000	3,200,000
	Pioneer Human Services,
	Series 2009 D,
	LOC: U.S. Bank N.A.
	0.120% 07/01/29 (06/03/15) (a)(b)	3,855,000	3,855,000
	Single Family Housing,
	Series 2009,
	DPCE: GNMA/FNMA/FHLMC,
	LIQ FAC: State Street Bank & Trust Co.:
	0.090% 06/01/39 (06/04/15) (a)(b)	6,000,000	6,000,000
	The Evergreen School,
	Series 2002,
	LOC: Wells Fargo Bank N.A.
	0.200% 07/01/28 (06/04/15) (a)(b)	1,435,000	1,435,000
WA King County School District No 414 Lake Washington
	Series 2015
	2.000% 12/01/15 (e)	3,075,000	3,100,031
WA Seattle Housing Authority
	Bayview Manor Homes,
	Series 1994 B,
	LOC: U.S. Bank N.A.
	0.110% 05/01/19 (06/04/15) (a)(b)	1,300,000	1,300,000
WA Tender Option Bond Trust Receipts/Certificates
	Energy Northwest WA Electric/Columbia Generating System
	Series 2015
	LIQ FAC: JPMorgan Chase Bank
	0.110% 01/01/23 (06/04/15) (a)(b)(c)	2,750,000	2,750,000
WASHINGTON TOTAL			21,640,031
WEST VIRGINIA — 0.5%
WV Economic Development Authority
	Appalachian Power Co.,
	Series 2009 B,
	LOC: Sumitomo Mitsui Banking

		Par ($)	Value ($)
Municipal Bonds — (continued)
WEST VIRGINIA — (continued)
	0.090% 12/01/42 (06/04/15) (a)(b)	17,900,000	17,900,000
WEST VIRGINIA TOTAL			17,900,000
WISCONSIN — 1.3%
WI Public Finance Authority
	Glenridge on Palmer Ranch,
	Series 2011 B,
	LOC: Bank of Scotland
	0.090% 06/01/41 (06/01/15) (a)(b)	26,020,000	26,020,000
WI RIB Floater Trust
	Series 2015
	LOC: Barclays Bank PLC
	0.200% 05/01/18 (06/04/15) (a)(b)(c)	19,180,000	19,180,000
WISCONSIN TOTAL			45,200,000
WYOMING — 0.3%
WY Lincoln Country Wyoming Pollution Control
	Series 1991,
	LOC: Bank of Nova Scotia
	0.100% 01/01/16 (06/03/15) (a)(b)	8,985,000	8,985,000
WYOMING TOTAL			8,985,000
	Total Municipal Bonds (cost of $3,328,271,101)		3,328,271,101
Closed-End Investment Companies — 1.3%
California — 0.3%
CA Nuveen AMT-Free Municipal Income Fund, Inc.
	Series 2010 4,
	LIQ FAC: Citibank N.A.
	0.160% 12/01/40 (06/04/15) (a)(b)(c)	10,000,000	10,000,000
CALIFORNIA TOTAL			10,000,000
New York — 0.9%
NY Nuveen AMT-Free Municipal Income Fund, Inc.
	Series 2013,
	LIQ FAC: Citibank N.A.:
	0.160% 08/01/40 (06/04/15) (a)(b)(c)	15,000,000	15,000,000
	0.160% 12/01/40 (06/04/15) (a)(b)(c)	15,000,000	15,000,000
NEW YORK TOTAL			30,000,000
OTHER — 0.1%
Nuveen AMT-Free Municipal Income Fund
	Series 2013 2-1309,
	LIQ FAC: Citibank N.A.
	0.180% 12/01/40 (06/04/15) (a)(b)(c)	3,250,000	3,250,000
	OTHER TOTAL		3,250,000

	Total Closed-End Investment Companies (cost of $43,250,000)		43,250,000

Total Investments — 100.2% (cost of $3,371,521,101)(f)	3,371,521,101

Other Assets & Liabilities, Net — (0.2)%	(6,776,668)

Net Assets — 100.0%	3,364,744,433

Notes to Investment Portfolio:

*                 Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations.  For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an  indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of  May 31, 2015, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$3,328,271,101	$—	$3,328,271,101
Total Closed-End Investment Companies	—	43,250,000	—	43,250,000
Total Investments	$—	$3,371,521,101	$—	$3,371,521,101

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the nine months ended May 31, 2015, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2015.

(b)

Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, these securities, which are not illiquid, amounted to $778,895,000 or 23.1% of net assets for the Fund.

(d)

Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at May 31, 2015.

(e)

Security purchased on a delayed delivery basis and, as such, payment for and delivery of the security has not yet taken place. Generally, no interest will accrue to the Fund until the security is delivered.

(f)	Cost for federal income tax purposes is $3,371,521,101.

Acronym	Name

DPCE	Direct Pay Credit Enhancement
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
PSF	Permanent School Fund
PUTTERs	Puttable Tax Exempt Receipts
SPA	Stand-by Purchase Agreement

INVESTMENT PORTFOLIO

May 31, 2015 (Unaudited)	BofA Treasury Reserves

		Par ($)	Value ($)*
Government & Agency Obligations — 19.7%
U.S. Government Obligations — 19.7%
U.S. Treasury Bill
	0.101% 06/11/15 (a)	40,435,000	40,433,871
U.S. Treasury Floating Rate Note
	0.060% 01/31/16 (06/02/15) (b)(c)	14,040,000	14,037,892
	0.068% 10/31/16 (06/02/15) (b)(c)	59,455,000	59,430,325
	0.084% 04/30/16 (06/02/15) (b)(c)	132,500,000	132,503,303
	0.085% 07/31/16 (06/02/15) (b)(c)	84,321,000	84,320,475
U.S. Treasury Note
	0.250% 07/15/15	40,310,000	40,318,304
	0.250% 07/31/15	22,625,000	22,631,304
	0.375% 06/15/15	44,755,000	44,759,992
	0.375% 08/31/15	182,080,000	182,188,935
	1.750% 07/31/15	809,295,000	811,519,718
	1.875% 06/30/15	304,825,000	305,262,771
	4.250% 08/15/15	22,530,000	22,723,617
	U.S. GOVERNMENT OBLIGATIONS TOTAL		1,760,130,507
	Total Government & Agency Obligations (cost of $1,760,130,507)		1,760,130,507
Repurchase Agreements — 71.6%
	Joint Repurchase Agreement Treasury Account, dated 05/29/15, due 06/01/15 (repurchase proceeds $1,816,013,620) (d)	1,816,000,000	1,816,000,000
	Repurchase agreement with ABN Amro NV, dated 05/29/15, due 06/01/15 at 0.100%, collateralized by U.S. Treasury obligations with various maturities to 08/15/41, market value $255,002,184 (repurchase proceeds $250,002,083)	250,000,000	250,000,000
	Repurchase agreement with Bank of Montreal, dated 05/29/15, due 06/01/15 at 0.080%, collateralized by U.S. Treasury obligations with various maturities to 04/30/20, market value $178,501,243 (repurchase proceeds $175,001,167)	175,000,000	175,000,000
	Repurchase agreement with Bank of Nova Scotia, dated 05/29/15, due 06/01/15 at 0.100%, collateralized by U.S. Treasury obligations with various maturities to 02/15/44, market value $127,501,091 (repurchase proceeds $125,001,042)	125,000,000	125,000,000

1

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with BNP Paribas Securities Corp., dated 05/29/15, due 06/01/15 at 0.110%, collateralized by U.S. Treasury obligations and U.S. Government Agency obligations with various maturities to 01/20/65, market value $408,003,740 (repurchase proceeds $400,003,667)	400,000,000	400,000,000
	Repurchase agreement with Citibank N.A., dated 05/29/15, due 06/01/15 at 0.090%, collateralized by U.S. Treasury obligations with various maturities to 02/15/41, market value $76,500,649 (repurchase proceeds $75,000,563)	75,000,000	75,000,000
	Repurchase agreement with Credit Agricole CIB US, dated 05/28/15, due 06/04/15 at 0.080%, collateralized by U.S. Treasury obligations with various maturities to 05/15/40, market value $306,002,720 (repurchase proceeds $300,004,667)	300,000,000	300,000,000
	Repurchase agreement with Credit Agricole CIB US, dated 05/29/15, due 06/01/15 at 0.090%, collateralized by U.S. Treasury obligations with various maturities to 05/15/24, market value $204,001,585 (repurchase proceeds $200,001,500)	200,000,000	200,000,000
	Repurchase agreement with Credit Suisse Securities USA LLC, dated 05/29/15, due 06/01/15 at 0.080%, collateralized by U.S. Treasury obligations with various maturities to 05/15/44, market value $229,502,460 (repurchase proceeds $225,001,500)	225,000,000	225,000,000
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/29/15, due 06/01/15 at 0.010%, collateralized by a U.S. Treasury obligation maturing 05/31/18, market value $32,510,160 (repurchase proceeds $31,868,027)	31,868,000	31,868,000
	Repurchase agreement with Goldman Sachs & Co., dated 05/06/15, due 06/12/15 at 0.070%, collateralized by U.S. Treasury obligations with various maturities to 08/15/44, market value $510,025,793 (repurchase proceeds $500,035,972)	500,000,000	500,000,000
	Repurchase agreement with Goldman Sachs & Co., dated 05/29/15, due 06/01/15 at 0.020%, collateralized by U.S. Treasury obligations with various maturities to 08/15/44, market value $76,500,217 (repurchase proceeds $75,000,125)	75,000,000	75,000,000

2

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with HSBC Securities USA, Inc., dated 05/29/15, due 06/01/15 at 0.080%, collateralized by U.S. Treasury obligations with various maturities to 02/15/39, market value $255,001,649 (repurchase proceeds $250,001,667)	250,000,000	250,000,000
	Repurchase agreement with J.P. Morgan Securities, Inc., dated 05/29/15, due 06/01/15 at 0.080%, collateralized by U.S. Treasury obligations with various maturities to 09/30/21, market value $140,764,916 (repurchase proceeds $138,000,920)	138,000,000	138,000,000
	Repurchase agreement with Mitsubishi UFJ Securities USA, Inc., dated 05/29/15, due 06/01/15 at 0.070%, collateralized by U.S. Treasury obligations with various maturities to 01/15/29, market value $153,000,948 (repurchase proceeds $150,000,875)	150,000,000	150,000,000
	Repurchase agreement with Mitsubishi UFJ Securities USA, Inc., dated 05/29/15, due 06/01/15 at 0.070%, collateralized by U.S. Treasury obligations with various maturities to 08/15/44, market value $510,003,060 (repurchase proceeds $500,002,917)	500,000,000	500,000,000
	Repurchase agreement with Societe Generale NY, dated 05/29/15, due 06/01/15 at 0.100%, collateralized by U.S. Treasury obligations with various maturities to 07/15/24, market value $102,000,855 (repurchase proceeds $100,000,833)	100,000,000	100,000,000
	Repurchase agreement with Societe Generale NY, dated 05/29/15, due 06/01/15 at 0.110%, collateralized by U.S. Government Agency obligations with various maturities to 10/20/62, market value $204,001,870 (repurchase proceeds $200,001,833)	200,000,000	200,000,000
	Repurchase agreement with TD Securities USA LLC, dated 05/29/15, due 06/01/15 at 0.080%, collateralized by U.S. Treasury obligations with various maturities to 05/15/30, market value $75,480,506 (repurchase proceeds $74,000,493)	74,000,000	74,000,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 03/10/15, due 06/08/15 at 0.100%, collateralized by a U.S. Treasury obligation maturing 03/03/16, market value $24,485,672 (repurchase proceeds $24,006,000)	24,000,000	24,000,000

3

		Par ($)	Value ($)
Repurchase Agreements — (continued)
	Repurchase agreement with Wells Fargo Securities, LLC, dated 03/13/15, due 06/11/15 at 0.100%, collateralized by a U.S. Treasury obligation maturing 09/15/16, market value $59,173,192 (repurchase proceeds $58,014,500)	58,000,000	58,000,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 04/07/15, due 07/06/15 at 0.130%, collateralized by U.S. Government Agency obligations with various maturities to 12/20/44, market value $102,020,258 (repurchase proceeds $100,032,500)	100,000,000	100,000,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 04/28/15, due 07/27/15 at 0.100%, collateralized by a U.S. Treasury obligation maturing 11/30/16, market value $47,944,571 (repurchase proceeds $47,011,750)	47,000,000	47,000,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 05/07/15, due 08/05/15 at 0.090%, collateralized by U.S. Government Agency obligations with various maturities to 12/20/44, market value $76,504,781 (repurchase proceeds $75,016,875)	75,000,000	75,000,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 05/21/15, due 08/19/15 at 0.110%, collateralized by a U.S. Government Agency obligation maturing 09/20/44, market value $40,801,372 (repurchase proceeds $40,011,000)	40,000,000	40,000,000
	Repurchase agreement with Wells Fargo Securities, LLC, dated 05/29/15, due 06/01/15 at 0.100%, collateralized by U.S. Treasury obligations with various maturities to 02/15/45, market value $483,484,048 (repurchase proceeds $474,003,950)	474,000,000	474,000,000
	Total Repurchase Agreements (cost of $6,402,868,000)		6,402,868,000
	Total Investments — 91.3% (cost of $8,162,998,507)(e)		8,162,998,507
	Other Assets & Liabilities, Net — 8.7%		774,541,430
	Net Assets — 100.0%		8,937,539,937

4

Notes to Investment Portfolio:

*                 Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust’s Board of Trustees (the “Board”) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund’s investment objective, to ensure compliance with Rule 2a-7’s requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market based net asset value deviates from $1.00 per share.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — Prices determined using quoted prices in active markets for identical assets.

•                  Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations.  For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•                  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2015, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$1,760,130,507	$—	$1,760,130,507
Total Repurchase Agreements	—	6,402,868,000	—	6,402,868,000
Total Investments	$—	$8,162,998,507	$—	$8,162,998,507

The Fund’s assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the nine months ended May 31, 2015, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

(a)         The rate shown represents the annualized yield at the date of purchase.

(b)         The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2015.

(c)          Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(d)         See the tables following the Notes to the Investment Portfolio for additional information on the Joint Repurchase Agreement Treasury Account.

(e)          Cost for federal income tax purposes is $8,162,998,507.

5

Joint Repurchase Agreement Treasury Account - At May 31, 2015, certain BofA Funds had undivided interests in the Joint Repurchase Agreement Treasury Account (2,100,000,000 total principal amount) with a maturity date of June 1, 2015 as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
BofA Cash Reserves	$92,000,000	$92,000,690	$93,840,706
BofA Money Market Reserves	177,000,000	177,001,328	180,541,358
BofA Treasury Reserves	1,816,000,000	1,816,013,620	1,852,333,930
BofA Government Plus Reserves	15,000,000	15,000,113	15,300,115
Total	$2,100,000,000	$2,100,015,751	$2,142,016,109

The principal amounts of each Fund’s interest in the Joint Repurchase Agreement Treasury Account was as follows:

Counterparty	Interest Rate	BofA Cash Reserves	BofA Money Market Reserves	BofA Treasury Reserves	BofA Government Plus Reserves	Total
BNP Paribas Securities Corp.	0.09%	$30,666,667	$59,000,000	$605,333,333	$5,000,000	$700,000,000
Credit Agricole CIB/US	0.09	61,333,333	118,000,000	1,210,666,667	10,000,000	1,400,000,000
Total		$92,000,000	$177,000,000	$1,816,000,000	$15,000,000	$2,100,000,000

At May 31, 2015, the Joint Repurchase Agreement Treasury Account was fully collateralized by U.S. Treasury obligations with various maturities to 02/15/2043, market value $2,142,016,109.

6

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	BofA Funds Series Trust

By (Signature and Title)	/S/ Michael Pelzar
Michael Pelzar, President

Date	July 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Michael Pelzar
Michael Pelzar, President

Date	July 20, 2015

By (Signature and Title)	/S/ Jeffrey R. Coleman
Jeffrey R. Coleman, Chief Financial Officer

Date	July 20, 2015